AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York

For the Years Ended December 31, 2025, 2024 and 2023

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York

YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company of New York

Opinion

We have audited the statutory-basis financial statements of John Hancock Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP
Boston, Massachusetts
April 8, 2026

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY-BASIS BALANCE SHEETS

	December 31,
	2025	2024
(in millions)
Admitted assets
Cash and invested assets:
Bonds	$6,363	$6,284
Stocks:
Preferred stocks	—	15
Common stocks	24	26
Mortgage loans on real estate	517	546
Real estate:
Investment properties	103	163
Cash, cash equivalents and short-term investments	803	28
Policy loans	234	217
Derivatives	329	353
Receivable for collateral on derivatives	9	7
Receivable for securities	—	1
Other invested assets	509	629

Total cash and invested assets	8,891	8,269
Investment income due and accrued	78	81
Premiums due	4	5
Amounts recoverable from reinsurers	29	33
Funds held by or deposited with reinsured companies	649	678
Net deferred tax asset	90	94
Other reinsurance receivable	18	21
Amounts due from affiliates	45	469
Other assets	5	15
Assets held in separate accounts	8,677	8,460

Total admitted assets	$18,486	$18,125

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY-BASIS BALANCE SHEETS

	December 31,
	2025	2024
(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$6,549	$6,426
Policyholders’ and beneficiaries’ funds	183	190
Dividends payable to policyholders	14	13
Policy benefits in process of payment	29	24
Other amount payable on reinsurance	53	50
Other policy obligations	1	1

Total policy and contract obligations	6,829	6,704
Payable to parent and affiliates	124	12
Transfers to (from) separate account due or accrued, net	(9)	(12)
Asset valuation reserve	82	89
Reinsurance in unauthorized companies	18	91
Funds withheld from unauthorized reinsurers	261	284
Interest maintenance reserve	481	507
Current federal income taxes payable	5	31
Derivatives	235	250
Payables for collateral on derivatives	50	66
Payables for securities	—	16
Other general account obligations	187	70
Obligations related to separate accounts	8,677	8,460

Total liabilities	16,940	16,568
Capital and surplus:
Common stock (par value $1; 3,000,000 shares authorized; 2,000,003 shares issued and outstanding at December 31, 2025 and 2024)	2	2
Other than special surplus funds	63	—
Paid-in surplus	913	913
Unassigned surplus	568	642

Total capital and surplus	1,546	1,557

Total liabilities and capital and surplus	$18,486	$18,125

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023
(in millions)
Premiums and other revenues:
Life and annuity premiums, net	$877	$907	$919
Consideration for supplementary contracts with life contingencies	5	16	16
Net investment income	351	358	332
Amortization of interest maintenance reserve	23	22	21
Commissions and expense allowance on reinsurance ceded	25	27	28
Reserve adjustment on reinsurance ceded	(142)	(146)	(116)
Separate account administrative and contract fees	100	98	94
Other revenue	21	24	29

Total premiums and other revenues	1,260	1,306	1,323
Benefits paid or provided:
Death, surrender and other contract benefits, net	1,788	1,359	1,357
Annuity benefits	106	96	94
Disability benefits	1	2	2
Interest and adjustments on policy or deposit-type funds	5	5	2
Payments on supplementary contracts with life contingencies	10	9	7
Increase (decrease) in life and annuity reserves	125	(110)	(64)

Total benefits paid or provided	2,035	1,361	1,398
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	48	49	49
General expenses	39	35	39
Insurance taxes, licenses and fees	10	12	12
Net transfers to (from) separate accounts	(922)	(537)	(426)
Investment income ceded	42	32	50
Other (income) deductions	(77)	(67)	(102)

Total insurance expenses and other deductions	(860)	(476)	(378)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	85	421	303
Dividends to policyholders	15	15	14

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	70	406	289
Federal income tax expense (benefit)	2	11	(32)

Income (loss) from operations before net realized capital gains (losses)	68	395	321
Net realized capital gains (losses)	(2)	(94)	(22)

Net income (loss)	$66	$301	$299

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Common Stock	Other than special surplus funds	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
(in millions)
Balances at January 1, 2023	$2		$913	$306	1,221
Net income (loss)				299	299
Change in net unrealized capital gains (losses)				(40)	(40)
Change in net deferred income tax				(38)	(38)
Decrease (increase) in non-admitted assets				(3)	(3)
Change in liability for reinsurance in unauthorized companies				70	70
Decrease (increase) in asset valuation reserves				8	8
Dividend paid to Parent				(100)	(100)
Change in surplus as a result of reinsurance				(6)	(6)
Other adjustments, net				—	—

Balances at December 31, 2023	2		913	496	$1,411
Net income (loss)				301	301
Change in net unrealized capital gains (losses)				(71)	(71)
Change in net deferred income tax				(14)	(14)
Decrease (increase) in non-admitted assets				(3)	(3)
Change in liability for reinsurance in unauthorized companies				(51)	(51)
Decrease (increase) in asset valuation reserves				90	90
Dividend paid to Parent				(100)	(100)
Change in surplus as a result of reinsurance				(6)	(6)

Balances at December 31, 2024	2		913	642	1,557
Net income (loss)				66	66
Change in net unrealized capital gains (losses)				(39)	(39)
Change in net deferred income tax				(11)	(11)
Decrease (increase) in non-admitted assets				(2)	(2)
Change in liability for reinsurance in unauthorized companies				73	73
Decrease (increase) in asset valuation reserves				7	7
Other than special surplus funds		63		(63)
Dividend paid to Parent				(100)	(100)
Change in surplus as a result of reinsurance				(5)	(5)

Balances at December 31, 2025	$2	$63	$913	$568	$1,546

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF CASH FLOW

	Years Ended December 31,
	2025	2024	2023
(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$883	$922	$936
Net investment income received	358	360	330
Separate account fees	100	98	94
Commissions and expenses allowance on reinsurance ceded	20	21	22
Miscellaneous income	50	50	43
Benefits and losses paid	(2,043)	(1,621)	(1,595)
Net transfers from (to) separate accounts	925	539	428
Commissions and expenses (paid) recovered	(60)	(56)	(14)
Dividends paid to policyholders	(14)	(12)	(9)
Federal and foreign income and capital gain taxes (paid) recovered	(36)	(9)	(15)

Net cash provided by operating activities	183	292	220
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	605	270	482
Stocks	—	52	10
Mortgage loans on real estate	47	71	56
Real estate	62	—	—
Other invested assets	119	93	73
Derivatives	—	—	11

Total investment proceeds	833	486	632
Cost of investments acquired:
Bonds	685	441	436
Stocks	—	4	24
Mortgage loans on real estate	19	32	21
Real estate	7	10	10
Other invested assets	12	20	50
Derivatives	1	—	—

Total cost of investments acquired	724	507	541
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(33)	11	(48)
Net (increase) decrease in policy loans	(17)	(23)	(56)

Net cash provided by (used in) investment activities	59	(33)	(13)
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	(7)	(7)	(12)
Repurchase Agreements	(16)	(16)	(31)
Dividend paid to parent	(100)	(100)	(100)
Other cash provided (applied)	656	(162)	(83)

Net cash provided by (used in) financing and miscellaneous activities	533	(285)	(226)
Net increase (decrease) in cash, cash equivalents and short-term investments	775	(26)	(19)
Cash, cash equivalents and short-term investments at beginning of year	28	54	73

Cash, cash equivalents and short-term investments at end of year	$803	$28	$54

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company of New York (the “Company”) is a life insurance company organized on February 10, 1992 under the laws of the State of New York. The New York State Department of Financial Services (the “Insurance Department”) granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers. Through its insurance operations, the Company offers a variety of individual life insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, and financial planners. The Company also offers a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Under a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker dealer and wholly-owned subsidiary of JHUSA, acts as the principal underwriter of variable life contracts and other products issued by the Company.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual(“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of New York. The New York Superintendent of the Insurance Department (the “Superintendent”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Under revised NAIC guidance, bonds are classified as either issuer credit obligations or asset-backed securities. Residual or first-loss interests without substantive credit enhancement are excluded from bond status and reported under Statement of Statutory Accounting Principles (“SSAP”) No. 21R - Other Invested Assets.

Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than asset-backed securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered other-than-temporary when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Asset-backed securities (e.g., collateralized mortgage obligations) are adjusted for changes in prepayment assumptions on the related accretion of discounts or amortization of premiums using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and those with NAIC designations of 3-6, which are valued using the prospective method. If a decline in fair value is determined to be other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Non-insurance subsidiaries, with significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, with no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first-in, first-out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate held for the production of income is reported at depreciated cost, net of related obligations. Real estate the Company intends to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet hedge accounting criteria are accounted for consistently with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments entered into for other hedging purposes, known as economic hedges, do not meet the criteria to qualify for hedge accounting. These derivative instruments are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) carried based on the underlying audited GAAP equity, except for affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, generally on a three-month lag.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. Interest rate swaps and swaptions supporting our Variable Annuities dynamic hedging program are not in an accounting hedge relationship and any realized capital gains (losses) on these sold interest rate swaps and swaptions are not deferred to IMR. Net Negative (Disallowed) IMR limitation is determined by an NAIC prescribed formula with nonadmitted changes reflected directly in special surplus funds. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2025, 2024 and 2023, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally deferred income taxes, the Company’s investment in John Hancock Variable Trust Advisers LLC (“JHVTA”) (formerly John Hancock Investment Management Services, LLC), an affiliated company, other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as admitted assets within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Reserves: Reserves for life, annuity, and deposit-type contracts are developed by actuarial methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Superintendent of Financial Services.

•	At December 31, 2025 and 2024, the Company held reserves of $475 million and $400 million, respectively, as a result of asset adequacy testing (“AAT”).

•	Reserves for most individual life insurance policies, written prior to 2021, are determined based on prescribed interest rates, mortality tables and valuation methods.

•

Reserves for individual life insurance policies, written since January 1, 2021, and as well as certain term policies written prior to that date, and reserves for all variable annuities are determined using principle-base reserve (“PBR”) methods and assumptions as defined in NY Insurance Regulation 213 (“Reg 213”).

•	Reserves for other annuity and supplementary contracts with life contingency, are determined based on prescribed interest rates, mortality tables and valuation methods.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2025 and 2024.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•	Reserves for variable deferred annuity contracts are calculated in accordance with NY DFS Reg 213 §103.6.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Funds held by or deposited with reinsured companies: Under certain reinsurance agreements, the Company allows the ceding insurer to retain funds that would otherwise be remitted to the Company. These arrangements are designed to secure the ceding company’s obligations. Interest accrues on the funds held by or deposited with reinsurer at rates specified in the reinsurance contracts and is recognized as Other (income) deductions in the Company’s Statements Operations. The Company assesses the creditworthiness of ceding insurers and monitors the collectability of these assets, establishing guidance based on admissibility for uncollectible amounts when necessary.

Funds held under coinsurance: Under certain reinsurance agreements, the Company retains funds that would otherwise be remitted to the reinsurer. These arrangements allow the Company to secure obligations due from the reinsurer. Interest accrues on the funds held under coinsurance in the reinsurance contracts and is recognized as Other (income) deductions in the Company’s Statements of Operations. The Company evaluates the creditworthiness of reinsurers and assesses the collectability of any associated receivables, establishing guidance based on admissibility for uncollectible amounts when necessary.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of New York to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which were ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to other than special surplus funds and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of the effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business which is assumed from JHUSA, represented approximately 11% and 13% of the Company’s aggregate reserve for group fixed annuity and life contracts at December 31, 2025 and 2024, respectively. The amount of policyholders’ dividends to be paid is approved annually by JHUSA’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less. Cash flows associated with derivative instruments are presented in the statement of cash flows based on the nature of the related activity. Cash flows related to derivative purchases, sales, settlements, and changes in derivative-related collateral or other balances are presented within investing activities, consistent with the Company’s statement of cash flow presentation. Related gains and losses are reflected in net investment income or net realized/unrealized capital gains (losses), as applicable, based on the derivative’s designation and accounting treatment.

Premiums and Benefits: Premiums for whole life, term life, universal life, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Premium deficiency reserves: The Company does not utilize anticipated investment income as a factor in its premium deficiency calculation. The Company did not record a premium deficiency reserve for the years ended December 31, 2025 and 2024.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed based on past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances in GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported in income unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) under U.S. GAAP, long duration targeted improvements (“LDTI”) applies, with liabilities measured using current best-estimate cash flow assumptions and updated discount rates, with certain changes recognized through OCI. Under NAIC SAP, reserving follows SSAP No. 54R and the Valuation Manual, including prescribed disabled-life, active-life and incurred but not reported (“IBNR”) methodologies where applicable; (j) reserves ceded under reinsurance contracts, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) under the Current Expected Credit Loss (“CECL”) model, expected credit losses for financial assets, including mortgage loans, real estate, policy loans, and receivables, are estimated over the life of the assets and reported in income, requiring consideration of historical experience, current conditions, and reasonable forecasts; (m) for held-to-maturity bonds, the entire expected credit loss is recognized through earnings and the allowance for credit losses (“ACL”), while available for sale bonds, credit losses are recognized through earnings and ACL, limited to the difference between the bond’s amortized cost and its fair value, with non-credit losses reflected in other comprehensive income; (n) surplus notes would be reported as liabilities; (o) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (p) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred under NAIC SAP and would generally be capitalized under U.S. GAAP and amortized on a constant-level basis over the expected term of the related contracts; (q) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income; (r) lease liabilities would be recognized for future cash flows of leases, with offsetting right-of-use assets; and (s) effective January 1, 2025, the NAIC’s principles-based bond definition applies only under SAP, requiring classification as issuer credit obligations or asset-backed securities and excluding residual interests from bond treatment, whereas GAAP does not impose these requirements.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

3. Permitted or Prescribed Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of New York’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of New York. The Superintendent has the authority to prescribe or permit other specific practices that deviate from prescribed practices. As of December 31, 2025 and 2024, the Superintendent had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

On August 11, 2025, the NAIC adopted clarifications to Statement of Statutory Accounting Principles (“SSAP”) No. 61R and Appendix A-791 requiring that risk transfer for combination reinsurance contracts with interdependent features (e.g., coinsurance paired with yearly renewable term) be assessed on a combined basis rather than separately by component. This clarification was intended to prevent structures that achieve favorable accounting treatment without transferring sufficient risk. The clarification is effective immediately for new or newly amended contracts, with a transition period for existing contracts through December 31, 2026. The Company did not enter into any material new or newly amended reinsurance contracts during the period that are subject to this clarified guidance. For existing contracts, the Company is continuing to evaluate the impact of this clarification during the transition period. Based on the Company’s evaluation to date, this clarification did not have a material impact on the Company’s financial position or results of operations.

Effective January 1, 2025, the Company implemented amendments to SSAP No. 26R - Bonds, and SSAP No. 43R – Loan-Backed and Structured Securities, and related revisions to SSAP No. 21R - Other Invested Assets as part of its multi-year principles-based bond definition (“PBBD”) project.. This project was initiated to address inconsistencies in bond classification and improve transparency in statutory reporting. PBBD does not permit grandfathering; securities that do not meet the revised definition must be reclassified. The Company completed a portfolio wide reassessment of all fixed income investments held at January 1, 2025 for compliance. Debt securities qualifying as bonds are classified as either issuer credit obligations (“ICO”) or asset backed securities (“ABS”) based on economic substance. Residual or first loss interests that do not have substantive credit enhancement are excluded from bond status and reported under SSAP No. 21R. As a result of adopting this guidance, certain investment classifications and related disclosures were updated, as further described in Note 5 – Investments. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

On August 13, 2023, the NAIC adopted INT 23-01T — Net Negative (Disallowed) Interest Maintenance Reserve (“IMR”) in response to market volatility and its impact on statutory surplus. INT 23-01T provides optional, limited-term guidance allowing insurers to admit up to 10% of adjusted general account capital and surplus as negative IMR, subject to RBC thresholds and other conditions. Adjusted capital excludes “soft assets” such as goodwill, electronic data processing equipment, net deferred tax assets, and admitted negative IMR. Negative IMR may be admitted first in the general account and then, if the percentage limit is not reached, to separate accounts proportionately between insulated and non-insulated accounts. If the insurer can demonstrate historical practice in which derivative gains were reversed to IMR and amortized, there is no exclusion for derivative losses. INT 23-01T was adopted by the Company in August 2023 and its effective period was extended on August 11, 2025, through December 31, 2026. The adoption of this guidance had no impact based on the position of the Company’s investments as of December 31, 2025 and 2024.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Future Adoption of New Accounting Standards

In December 2025, the NAIC adopted revisions relating to private placement securities, debt security and residual interest disclosures. The revisions are effective December 31, 2026. The private placement securities revisions add investment schedule reporting and related aggregate disclosures by type of public and private security. The debt security and residual interest revisions clarify the location, frequency, and consistency of certain debt security disclosures and add disclosure requirements for residual interests, including the reporting entity’s measurement method and transition information, if applicable. The Company is evaluating the effect of these adopted changes on its statutory financial statements. Based on the Company’s current assessment, these revisions are expected to affect statutory reporting presentation and disclosures and are not currently expected to have a material effect on recognition or measurement.

The Company is also monitoring the broader NAIC project on interest maintenance reserve (“IMR”). In August 2025, SAPWG directed NAIC staff to proceed with the exposed IMR definition, subject to minor modifications, and to continue the longer-term SSAP No. 7 project on the basis that hypothetical IMR would be eliminated in the forthcoming issue paper and related revisions to SSAP No. 7. As a result, the key policy direction of the project including the proposed IMR definition and the removal of hypothetical IMR had been established at the SAPWG level, but those concepts had not yet been finalized in adopted SSAP No. 7 guidance as of December 31, 2025. The Company will continue to monitor future NAIC action and assess the effect of any final guidance on its statutory financial statements.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2025, 2024 and 2023.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

5. Investments

Bonds

Beginning in 2025, bond disclosures are presented consistent with the revised Annual Statement reporting framework that separates ICO from ABS. For ABS, we evaluate substantive credit enhancement and, where applicable, the criteria for non-financial ABS cash flows. Consistent with 2025 Annual Statement Instructions, related schedule attributes (e.g., payment due at maturity, current over collateralization percentage, investment characteristics such as IO/PO/PIK/deferred interest, and aggregate deferred interest) are captured in our investment records and Annual Statement schedules.

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(in millions)
December 31, 2025:
Issuer Credit Obligations
U.S. government obligations	$2,852	$1	$(1,026)	$1,827
Other U.S. government obligations	86	—	(5)	81
Non-U.S. sovereign jurisdiction securities	34	13	—	47
Municipal bonds - general obligations	28	—	(2)	26
Municipal bonds - special revenue	96	—	(18)	78
Project finance bonds issued by operating entities	75	1	(3)	73
Corporate bonds	2,937	29	(366)	2,600
Single entity backed obligations	22	—	(2)	20
Bank loans	11	—	(2)	9
Other issuer credit obligations	12	—	—	12

Total issuer credit obligations	$6,153	$44	$(1,424)	$4,773
Asset-Backed Securities
Asset-backed securities	210	2	(17)	195

Total Bonds	$6,363	$46	$(1,441)	$4,968

December 31, 2024:
U.S. government and agencies	$3,022	$1	$(1,046)	$1,977
States and political subdivisions	143	—	(28)	115
Foreign governments	42	13	(3)	52
Corporate bonds	2,818	11	(421)	2,408
Mortgage-backed and asset-backed securities	259	1	(24)	236
Total bonds	$6,284	$26	$(1,522)	$4,788

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2025, by contractual maturity, is as follows:

	Carrying Value	Fair Value
(in millions)
Due in one year or less	$88	$88
Due after one year through five years	715	707
Due after five years through ten years	672	672
Due after ten years	4,656	3,286
Single entity backed and asset-backed securities	232	215

Total	$6,363	$4,968

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2025	2024
(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$1	$8
Bonds and cash pledged in support of exchange-traded futures	13	6
Bonds and cash pledged in support of cleared interest rate swaps	41	40

Total fair value	$55	$54

At carrying value:
Bonds on deposit with government authorities	$—	$—
Bonds held in trust	—	—
Pledged collateral under reinsurance agreements	—	—

Total carrying value	$—	$—

At December 31, 2025 and 2024, the Company held below investment grade corporate bonds of $59 million and $81 million, with an aggregate fair value of $42 million and $62 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For asset-backed securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

At December 31, 2025 and 2024, the Company had no Other-Than-Temporary Impairments (OTTI) for asset-backed securities.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
(in millions)
December 31, 2025:
U.S. government obligations	$20	$(1)	$1,753	$(1,030)	$1,773	$(1,031)
Municipal bonds	—	—	81	(20)	81	(20)
Non-U.S. sovereign jurisdictions	—	—	—	—	—	—
Corporate bonds and other	105	(1)	1,600	(370)	1,705	(371)
Single entity backed and asset-backed securities	—	—	131	(19)	131	(19)

Total	$125	$(2)	$3,565	$(1,439)	$3,690	$(1,441)

	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
(in millions)
December 31, 2024:
U.S. government and agencies	$193	$(7)	$1,778	$(1,039)	$1,971	$(1,046)
States and political subdivisions	17	(1)	96	(27)	113	(28)
Foreign governments	1	—	6	(3)	7	(3)
Corporate bonds	470	(13)	1,574	(408)	2,044	(421)
Mortgage-backed and asset-backed securities	29	(1)	148	(23)	177	(24)

Total	$710	$(22)	$3,602	$(1,500)	$4,312	$(1,522)

At December 31, 2025 and 2024, there were 499 and 635 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $419 million and $417 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and therefore widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

The sales of investments in bonds, including non-cash sales from reinsurance transactions, resulted in the following:

	Years Ended December 31,
	2025	2024	2023
(in millions)
Proceeds	$256	$172	$492
Realized gross gains	2	2	1
Realized gross losses	(5)	(4)	(10)

For the years ended December 31, 2025 and 2024, realized capital losses include $1 million and $0 million related to bonds that had experienced an other-than-temporary decline in value and were comprised of 1 and 0 securities, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2025 and 2024.

Affiliate Transactions

In 2025, the Company acquired at fair value, certain bonds from an affiliate, John Hancock Reassurance Company Ltd. (“JHRECO”), for $238 million.

In 2024, the Company acquired at fair value, certain bonds from an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”), for $30 million.

In 2024, the Company acquired at fair value, certain bonds from an affiliate, JHRECO, for $46 million.

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
(in millions)
December 31, 2025:
Preferred stocks:
Nonaffiliated	$1	$—	$(1)	$—
Common stocks:
Nonaffiliated	25	—	(1)	24

Total stocks	$26	$—	$(2)	$24

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
(in millions)
December 31, 2024:
Preferred stocks:
Nonaffiliated	$8	$7	$—	$15
Common stocks:
Nonaffiliated	32	—	(6)	26

Total stocks	$40	$7	$(6)	$41

At December 31, 2025 and 2024, there were 5 and 4 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $1 million and $6 million at December 31, 2025 and 2024, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

For the years ended December 31, 2025, 2024 and 2023, realized capital losses include $14 million, $0 million, and $0 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 1, 0, and 0 securities, respectively.

Mortgage Loans on Real Estate

At December 31, 2025 and 2024, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2025:

Property Type	Carrying Value
(in millions)
Apartments	$220
Industrial	79
Office buildings	91
Retail	70
Agricultural	—
Agribusiness	—
Mixed use	—
Other	61
Allowance	(4)

Total mortgage loans on real estate	$517

Geographic Concentration	Carrying Value
(in millions)
East North Central	$21
East South Central	7
Middle Atlantic	125
Mountain	9
New England	18
Pacific	230
South Atlantic	51
West North Central	19
West South Central	41
Canada / Other	—
Allowance	(4)

Total mortgage loans on real estate	$517

December 31, 2024:

Property Type	Carrying Value
(in millions)
Apartments	$228
Industrial	80
Office buildings	92
Retail	92
Agricultural	—
Agribusiness	—
Mixed use	—
Other	58
Allowance	(4)

Total mortgage loans on real estate	$546

Geographic Concentration	Carrying Value
(in millions)
East North Central	$24
East South Central	8
Middle Atlantic	130
Mountain	10
New England	19
Pacific	237
South Atlantic	47
West North Central	34
West South Central	41
Canada / Other	—
Allowance	(4)

Total mortgage loans on real estate	$546

At December 31, 2025, the aggregate mortgages outstanding to any one borrower do not exceed $22 million.

During 2025, the respective maximum and minimum lending rates for mortgage loans issued were 6.51% and 5.50% for commercial loans. The Company issued no agricultural loans during 2025 or 2024. The Company issued no purchase money mortgages in 2025 or 2024. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75.00%. The average recorded investment in impaired loans was $10 million and $6 million at December 31, 2025 and 2024, respectively. The Company recognized $0 million, $0 million, and $0 million of interest income during the period the loans were impaired for the years ended December 31, 2025, 2024 and 2023, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total
(in millions)
December 31, 2025
Recorded Investment
a. Current	$5	$—	$515	$—	$520
30 - 59 Days Past Due	—	—	—	—	—
60 - 89 Days Past Due	—	—	—	—	—
90 - 179 Days Past Due	—	—	—	—	—
180 + Days Past Due	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
b. Recorded Investment	—	—	—	—	—
Accruing Interest 180 + Days Past Due
b. Recorded Investment	—	—	—	1	1
December 31, 2024
Recorded Investment
a. Current	$—	$—	$549	$—	$549
30 - 59 Days Past Due	—	—	—	—	—
60 - 89 Days Past Due	—	—	—	—	—
90 - 179 Days Past Due	—	—	—	—	—
180 + Days Past Due	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
b. Recorded Investment	—	—	—	1	1

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2025 and 2024. The Company was not a participant or co-lender in a mortgage loan agreement in 2025 and 2024.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2025	2024
(in millions)
AAA	$—	$—
AA	218	216
A	167	198
BBB	116	117
BB	10	9
B and lower and unrated	6	6

Total	$517	$546

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2025	2024
(in millions)
Properties occupied by the company	$—	$—
Properties held for the production of income	137	135
Properties held for sale	—	59
Less accumulated depreciation	(34)	(31)

Total	$103	$163

At December 31,2024, the Company had one commercial office real estate property held for sale. The Company owns 94% of the commercial real estate held for sale investment and JHLH owns the remaining 6%. Properties that the Company has the intent to sell are reported at the lower of depreciated cost or fair value, net of related obligations. The Company sold the real estate property in December 2025.

The Company recorded $0 million, $88 million, and $0 million of impairments on real estate investments during the years ended December 31, 2025, 2024 and 2023, respectively. The Company has a process in place to identify real estate properties that could potentially have an impairment. The process involves comparing market values to the book value on a quarterly basis, monitors for market value deficiency and applies an undiscounted cash flow test to those properties with market value deficiencies. Impairment losses are recognized in Net realized capital gains (losses) on the Summary of Operations.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2025 and 2024.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $0 million, $0 million, and $0 million of impairments on partnerships and LLCs in 2025, 2024, and 2023, respectively. Any impairment is based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of another invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Other

The Company had no exposure to the subprime mortgage related risk at December 31, 2025 and 2024.

At December 31, 2025 and 2024, the Company had an aggregate restricted assets admitted value of $105 million, representing 0.57% of total assets and 0.57% of admitted assets and $152 million, representing 0.84% of total assets and 0.84% of admitted assets, respectively. Refer to the Balance Sheet - Payables for collateral on derivatives and Investments Note – Pledged as Collateral and Repurchase Agreements for further details.

The Company enters into bilateral repurchase agreements for operational funding and to meet short-term liquidity funding requirements. The carrying value of the transferred assets and obligations related to their repurchase, which approximate fair value, are $0 million and $16 million as of December 31, 2025 and 2024, respectively. Securities transferred under the repurchase agreement are classified as NAIC 1 bonds and cash collateral was received. The Company has established a liability to return collateral received as part of the transaction

The Company enters into bilateral reverse repurchase agreements to meet short-term funding requirements and to generate interest income. As of December 31, 2025 and 2024, the Company had $0 million and $16 million of reverse repurchase agreements which are recorded as cash equivalents. The Company has a recognized receivable to return collateral as part of reverse repurchase agreement transaction.

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
(in millions)
Income:
Bonds	$204	$191	$191
Preferred stocks	—	—	—
Common stocks	1	2	—
Mortgage loans on real estate	22	25	24
Real estate	33	35	33
Policy loans	12	11	10
Cash, cash equivalents and short-term investments	23	23	16
Other invested assets	89	106	90
Derivatives	13	15	16
Other income	(2)	(2)	(4)

Total investment income	395	406	376
Expenses
Investment expenses	(36)	(38)	(35)
Investment taxes, licenses and fees, excluding federal income taxes	(4)	(4)	(4)
Investment interest expense	—	—	—
Depreciation on real estate and other invested assets	(4)	(6)	(5)

Total investment expenses	(44)	(48)	(44)

Net investment income	$351	$358	$332

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Other invested assets above represent income earned from the Company’s investment in JHVTA.

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	Years Ended
	December 31,
	2025	2024	2023
(in millions)
Realized capital gains (losses)	$1	$(72)	$9
Less amount transferred to the IMR (net of related tax benefit (expense) of $1 in 2025, $0 in 2024, and $2 in 2023	(4)	(1)	(7)

Realized capital gains (losses) before tax	5	(71)	16
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	7	23	38

Net realized capital gains (losses)	$(2)	$(94)	$(22)

Net Negative (Disallowed) IMR

At December 31, 2025 and 2024, the Company had no net negative (disallowed) IMR balance.

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps and futures agreements to manage current and anticipated exposures to changes in interest rates and equity market prices.

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements and cleared interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The Company uses interest rate swap agreements in effective fair value hedge accounting relationships. For its fair value hedging relationships, the Company uses interest rate swap agreements to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

Equity Market Contracts. Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships and other hedging relationships:

		December 31, 2025
				Carrying
		Notional	Carrying	Value	Fair Value	Fair Value
(in millions)		Amount	Value Assets	Liabilities	Assets	Liabilities
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$142	$1	$—	$29	$—
Cash flow hedges	Interest rate swaps	—	—	—	—	—

Total Derivatives in Effective Hedge Accounting Relationships		$142	$1	$—	$29	$—

Other Hedging Relationships
	Interest rate swaps	$6,482	$325	$235	$325	$235
	Interest rate futures	24	—	—	—	—
	Equity index options	138	3	—	3	—
	Equity index futures	64	—	—	—	—
	Forwards	—	—	—	—	—

Total Derivatives in Other Hedging Relationships		$6,708	$328	$235	$328	$235

Total Derivatives		$6,850	$329	$235	$357	$235

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

		December 31, 2024
				Carrying
		Notional	Carrying	Value	Fair Value	Fair Value
(in millions)		Amount	Value Assets	Liabilities	Assets	Liabilities
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$142	$1	$—	$30	$—
Cash flow hedges	Interest rate swaps	—	—	—	—	—

Total Derivatives in Effective Hedge Accounting Relationships		$142	$1	$—	$30	$—

Other Hedging Relationships
	Interest rate swaps	$6,422	$349	$249	$349	$249
	Interest rate futures	28	—	—	—	—
	Equity index options	259	3	1	3	1
	Equity index futures	47	—	—	—	—
	Forwards	—	—	—	—	—

Total Derivatives in Other Hedging Relationships		$6,756	$352	$250	$352	$250

Total Derivatives		$6,898	$353	$250	$382	$250

Hedging Relationships

The Company does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2025, 2024 and 2023, the Company recorded net unrealized gains/(losses) of $0 million, $0 million, and $0 million, respectively related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates.

Derivatives Not Designated as Hedging Instruments (Economic Hedges). The Company enters into interest rate swap agreements and interest rate futures contracts to manage exposure to interest rates and equity index options to manage equity risk without designating the derivatives as hedging instruments.

The Company has certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”), guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”) and retirement plan services (“RPS”) –Guaranteed Income for Life (“GIFL”) benefit. These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB, GMDB, GMIB and RPS GIFL guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Standard & Poor’s 500 (“S&P”), Russell 2000, and MSCI EAFE indices), and U.S. Treasury futures to match the sensitivities of the GMWB, GMDB, GMIB and RPS GIFL liabilities to the market risk factors.

The Company deferred net realized gains (losses) of $0 million , $0 million, and $0 million (including $0 million, $0 million, and $0 million of gains (losses) for derivatives in other hedging relationships) related to interest rates for the years ended December 31, 2025, 2024 and 2023, respectively. Deferred net realized gains (losses) are reported in the IMR and amortized over the remaining period to expiration date.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

For the years ended December 31, 2025, 2024 and 2023 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2025	2024	2023
(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(10)	$(30)	$(33)
Interest rate futures	—	2	(1)
Equity index options	1	—	5
Equity index futures	(2)	3	(3)
Forwards	—	1	(2)

Total net unrealized capital gain (loss)	$(11)	$(24)	$(34)

Net realized capital gain (loss):
Interest rate swaps	$—	$—	$21
Interest rate futures	—	—	2
Equity index options	7	5	1
Equity index futures	(7)	(10)	(9)
Forwards	—	(1)	—

Total net realized capital gain (loss)	$—	$(6)	$15

Total gain (loss) from derivatives in other hedging relationships	$(11)	$(30)	$(19)

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2025 and 2024, the Company had accepted collateral consisting of cash of $50 million and $66 million and various securities with a fair value of $109 million and $97 million , respectively, which are held in separate custodial accounts. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following years, and thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Derivative Premium
Fiscal Year	Payments Due
(in millions)
2026	$7
2027	—
2028	—
2029	—
Thereafter	—

Total Future Settled Premiums	$7

		Derivative Fair Value	Derivative Fair Value
	Undiscounted Future	With Premium	Excluding Impact of
	Premium Commitments	Commitments	Future Settled Premiums
(in millions)
Prior Year	$10	$2	$12
Current Year	$7	$3	$9

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include common stocks, derivatives, and separate account assets and liabilities.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Short-Term Investments – Short-term investments are reported at amortized cost which approximates fair value.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries’ Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Fair value disclosure is not required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Also, included in the Level 2 category are certain separate account assets and liabilities and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include less liquid securities such as securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Cash and Cash equivalents

The carrying values for cash and cash equivalents approximate their fair value due to the short-term maturities of these instruments.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts consist of investments in mutual funds with values that are based upon quoted market prices or reported net asset values (“NAV”). Open-ended mutual fund investments that are traded in an active market and have a publicly available price are included in Level 1. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

December 31, 2025
	Carrying	Total Fair				Net Asset
	Value	Value	Level 1	Level 2	Level 3	Value (NAV)
(in millions)
Assets:
Bond with NAIC 6 rating:
Issuer credit obligations	$—	$—	$—	$—	$—	$—
Asset-backed securities	—	—	—	—	—	—

Total bonds with NAIC 6 rating	—	—	—	—	—	—
Perpetual preferred stocks:
Industrial and misc	—	—	—	—	—	—

Total perpetual preferred stocks	—	—	—	—	—	—
Common stocks:
Industrial and misc	24	24	21	—	3	—

Total common stocks	24	24	21	—	3	—
Cash and cash equivalents	789	789	130	659	—	—
Derivatives:
Interest rate swaps	325	325	—	325	—	—
Interest rate treasury locks	—	—	—	—	—	—
Interest rate options	—	—	—	—	—	—
Interest rate futures	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Foreign currency forwards	—	—	—	—	—	—
Foreign currency futures	—	—	—	—	—	—
Equity total return swaps	—	—	—	—	—	—
Equity index options	3	3	—	3	—	—
Equity index futures	—	—	—	—	—	—
Credit default swaps	—	—	—	—	—	—

Total derivatives	328	328	—	328	—	—
Assets held in separate accounts	8,677	8,677	8,677	—	—	—

Total assets	$9,818	$9,818	$8,828	$987	$3	$—

Liabilities:
Derivatives:
Interest rate swaps	$235	$235	$—	$235	$—	$—
Interest rate treasury locks	—	—	—	—	—	—
Interest rate options	—	—	—	—	—	—
Interest rate futures	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Foreign currency forwards	—	—	—	—	—	—
Foreign currency futures	—	—	—	—	—	—
Equity total return swaps	—	—	—	—	—	—
Equity index options	—	—	—	—	—	—
Equity index futures	—	—	—	—	—	—
Forward contracts	—	—	—	—	—	—

Total derivatives	235	235	—	235	—	—
Liabilities held in separate accounts	8,677	8,677	8,677	—	—	—

Total liabilities	$8,912	$8,912	$8,677	$235	$—	$—

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

	December 31, 2024
	Carrying	Total Fair				Net Asset
	Value	Value	Level 1	Level 2	Level 3	Value (NAV)
(in millions)
Assets:
Bond with NAIC 6 rating:
Issuer credit obligations	$—	$—	$—	$—	$—	$—
Asset-backed securities	—	—	—	—	—	—

Total bonds with NAIC 6 rating	—	—	—	—	—	—
Perpetual preferred stocks:
Industrial and misc	15	15	—	—	15	—

Total perpetual preferred stocks	15	15	—	—	15	—
Common stocks:
Industrial and misc	26	26	21	—	5	—

Total common stocks	26	26	21	—	5	—
Cash and cash equivalents	23	23	23	—	—	—
Derivatives:
Interest rate swaps	349	349	—	349	—	—
Interest rate treasury locks	—	—	—	—	—	—
Interest rate options	—	—	—	—	—	—
Interest rate futures	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Foreign currency forwards	—	—	—	—	—	—
Foreign currency futures	—	—	—	—	—	—
Equity total return swaps	—	—	—	—	—	—
Equity index options	3	3	—	3	—	—
Equity index futures	—	—	—	—	—	—
Credit default swaps	—	—	—	—	—	—

Total derivatives	352	352	—	352	—	—
Assets held in separate accounts	8,460	8,460	8,460	—	—	—

Total assets	$8,876	$8,876	$8,504	$352	$20	$—

Liabilities:
Derivatives:
Interest rate swaps	$249	$249	$—	$249	$—	$—
Interest rate treasury locks	—	—	—	—	—	—
Interest rate options	—	—	—	—	—	—
Interest rate futures	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Foreign currency forwards	—	—	—	—	—	—
Foreign currency futures	—	—	—	—	—	—
Equity total return swaps	—	—	—	—	—	—
Equity index options	1	1	—	1	—	—
Equity index futures	—	—	—	—	—	—
Forward contracts	—	—	—	—	—	—

Total derivatives	250	250	—	250	—	—
Liabilities held in separate accounts	8,460	8,460	8,460	—	—	—

Total liabilities	$8,710	$8,710	$8,460	$250	$—	$—

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Fair Value of Financial Instruments Not Reported at Fair Value in the Balance Sheet

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2025
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
(in millions)
Assets:
Bonds (1)	$6,363	$4,968	$—	$4,949	$19
Redeemable preferred stocks	—	—	—	—	—
Mortgage loans on real estate	517	488	—	—	488
Real estate	103	227	—	—	227
Short-term investments	14	14	—	14	—
Policy loans	234	234	—	234	—
Derivatives in effective hedge accounting and RSAT relationships	1	29	—	29	—

Total assets	7,232	5,960	—	5,226	734

Liabilities:
Consumer notes	$—	$—	$—	$—	$—
Borrowed money	—	—	—	—	—
Policy reserves	63	63	—	—	63
Policyholders’ and beneficiaries’ funds	117	123	—	123	—
Derivatives in effective hedge accounting and RSAT relationships	—	—	—	—	—

Total liabilities	$180	$186	$—	$123	$63

	December 31, 2024
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
(in millions)
Assets:
Bonds (1)	$6,284	$4,788	$—	$4,758	$30
Redeemable preferred stocks	—	—	—	—	—
Mortgage loans on real estate	546	493	—	—	493
Real estate	163	290	—	—	290
Short-term investments	5	5	—	5	—
Policy loans	217	217	—	217	—
Derivatives in effective hedge accounting and RSAT relationships	1	30	—	30	—

Total assets	7,216	5,823	—	5,010	813

Liabilities:
Consumer notes	$—	$—	$—	$—	$—
Borrowed money	—	—	—	—	—
Policy reserves	63	62	—	—	62
Policyholders’ and beneficiaries’ funds	118	125	—	125	—
Derivatives in effective hedge accounting and RSAT relationships	—	—	—	—	—

Total liabilities	$181	$187	$—	$125	$62

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2025, 2024 and 2023, are summarized as follows:

		Net realized/unrealized		Amounts
		gains (losses) included		credited to
		in:		separate					Transfers
	Balance at	Net		account					Into		Balance at
	January	income		liabilities					Level 3	Out of	December 31,
	1, 2025	(1)	Surplus	(2)	Purchases	Issuances	Sales	Settlements	(3)	Level 3 (3)	2025
(in millions)
Bonds with NAIC 6 rating:
Issuer credit obligations	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Asset-backed securities	—	—	—	—	—	—	—	—	—	—	—

Total bonds with NAIC 6 rating	—	—	—	—	—	—	—	—	—	—	—
Perpetual preferred stocks:
Industrial and misc	—	—	—	—	—	—	—	—	—	—	—

Total perpetual preferred stocks	—	—	—	—	—	—	—	—	—	—	—
Common stocks:
Industrial and misc	5	(7)	5	—	—	—	—	—	—	—	3
Total common stocks	5	(7)	5	—	—	—	—	—	—	—	3

Net derivatives	—	—	—	—	—	—	—	—	—	—	—
Separate account assets/liabilities	—	—	—	—	—	—	—	—	—	—	—

Total	$5	$(7)	$5	$—	$—	$—	$—	$—	$—	$—	$3

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

		Net realized/unrealized		Amounts
		gains (losses) included		credited to
	Balance at	in:		separate					Transfers		Balance at
	January 1,	Net income		account					Into Level 3	Out of	December 31,
	2024	(1)	Surplus	liabilities (2)	Purchases	Issuances	Sales	Settlements	(3)	Level 3 (3)	2024
(in millions)
Bonds with NAIC 6 rating:
Issuer credit obligations	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Asset-backed securities	—	—	—	—	—	—	—	—	—	—	—

Total bonds with NAIC 6 rating	—	—	—	—	—	—	—	—	—	—	—
Perpetual preferred stocks:
Industrial and misc	—	—	—	—	—	—	—	—	—	—	—

Total perpetual preferred stocks	—	—	—	—	—	—	—	—	—	—	—
Common stocks:
Industrial and misc	14	—	(9)	—	—	—	—	—	—	—	5

Total common stocks	14	—	(9)	—	—	—	—	—	—	—	5
Net derivatives	(1)	—	1	—	—	—	—	—	—	—	—
Separate account assets/liabilities	—	—	—	—	—	—	—	—	—	—	—

Total	$13	$—	$(8)	$—	$—	$—	$—	$—	$—	$—	$5

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

		Net realized/unrealized		Amounts
		gains (losses) included		credited to
		in:		separate					Transfers
	Balance at			account					Into		Balance at
	January 1,	Net income		liabilities					Level 3	Out of	December
	2023	(1)	Surplus	(2)	Purchases	Issuances	Sales	Settlements	(3)	Level 3 (3)	31, 2023
(in millions)
Bonds with NAIC 6 rating:
Issuer credit obligations	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Asset-backed securities	—	—	—	—	—	—	—	—	—	—	—

Total bonds with NAIC 6 rating	—	—	—	—	—	—	—	—	—	—	—
Perpetual preferred stocks:
Industrial and misc	—	—	—	—	—	—	—	—	—	—	—

Total perpetual preferred stocks	—	—	—	—	—	—	—	—	—	—	—
Common stocks:
Industrial and misc	19	—	(5)	—	—	—	—	—	—	—	14

Total common stocks	19	—	(5)	—	—	—	—	—	—	—	14
Net derivatives	—	—	(1)	—	—	—	—	—	—	—	(1)
Separate account assets/liabilities	—	—	—	—	—	—	—	—	—	—	—

Total	$19	$—	$(6)	$—	$—	$—	$—	$—	$—	$—	$13

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to Securities Valuation Office (“SVO”) rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums earned
Direct	$1,001	$1,021	$1,007
Assumed	102	101	109
Ceded	(226)	(215)	(197)

Net	$877	$907	$919

Benefits to policyholders ceded	$(556)	$(606)	$(659)

Reserve amounts ceded to reinsurers not authorized in the State of New York are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2025, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2025, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2025, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $526 million.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The following tables and commentary disclose the reinsurance treaty transactions considered material to the Company.

Non-Affiliated Reinsurance

The table and commentary below consist of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums ceded	$(43)	$(42)	$(33)
Premiums assumed	17	17	17
Benefits ceded	(142)	(126)	(127)
Benefits assumed	57	50	51
Other reinsurance receivable (payable)	(5)	4	—
Funds held by or deposited with reinsured companies	649	678	703

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s John Hancock Life Insurance (“JHLICO”) Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The table and commentary below consist of the impact of the Jackson National Life Insurance Company (“Jackson”) Agreement:

	Year ended December 31,
	2025	2024	2023
(in millions)
Premiums ceded, net	$—	$—	$—
Benefits ceded, net	(28)	(30)	(30)
Funds held by or deposited with reinsured companies	—	—	—
Other reinsurance receivable	3	3	3
Other amounts payable on reinsurance	—	—	—

Effective January 1, 2019, the Company entered into a coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to cede 90% QS of a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table and commentary below consist of the impact of the Global Atlantic Financial Group (“GAFG”) Agreement:

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums ceded, net	$—	$—	$—
Benefits ceded, net	(72)	(112)	(126)
Other reinsurance receivable	6	13	21
Other amounts payable on reinsurance	—	—	—

Effective July 1, 2012, the Company entered into a coinsurance agreement with GAFG, formerly named Commonwealth Annuity (“CWA”), to cede its fixed deferred annuities at 90% quota share (“QS”). The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table and commentary below consist of the impact of the Venerable Holdings, Inc (“Venerable”) Agreements:

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums ceded, net	$—	$—	$(1)
Benefits ceded, net	(144)	(147)	(119)
Other reinsurance receivable	—	—	—
Other amounts payable on reinsurance	—	—	1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

On September 30, 2022, the Company entered into a Principal Transaction Agreement with Venerable Holdings, Inc. (“Venerable”) to cede 80% QS of a block of the Company’s legacy U.S. variable annuity (“VA”) policies effective on October 1, 2022. Under the terms of the agreement the Company will retain responsibility for the maintenance of the policies with no intended impact to VA policyholders. The transaction was structured as coinsurance for the general fund liabilities and modified coinsurance for the separate account liabilities. The Company transferred policy liabilities of $98 million and cash paid of $54 million. The Company recorded a pre-tax gain of $44 million and an increase of $35 million to statutory surplus which was deferred and will be amortized over a period of approximately twenty years. The transaction closed on October 3, 2022.

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with its parent, JHUSA:

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums assumed, net	$84	$84	$92
Benefits assumed, net	322	307	371
Other reinsurance receivable	8	2	6
Other amounts payable on reinsurance	27	36	31
Funds withheld from unauthorized reinsurers	—	—	—
Treaty settlement received (paid)	(128)	(130)	(110)

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred from JHUSA to the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts where assets were held in separate accounts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2025	2024	2023
(in millions)
Premiums ceded	$10	$9	$9
Benefits ceded	(19)	(16)	(21)
Other reinsurance receivable	—	—	—
Other amounts payable on reinsurance	1	1	1
Funds withheld from unauthorized reinsurers	261	284	314
Treaty Settlement received (paid)	(3)	(3)	(3)

Effective July 1, 2005, the Company entered into a reinsurance agreement with MRL to reinsure 90% of all risks not already reinsured to third parties on selected single and joint survivorship guaranteed universal life contracts. The agreement is written on a coinsurance FWH basis.

In 2025 and 2024, the Company did not commute any material ceded reinsurance.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) (“DTA”/“DTL”) are as follows:

	December 31, 2025
			(3)
	(1)	(2)	(Col 1 + 2)
	Ordinary	Capital	Total
(in millions)
(a) Gross deferred tax assets	$285	$6	$291
(b) Statutory valuation allowance adjustments	—	—	—

(c) Adjusted gross deferred tax assets (a - b)	285	6	291
(d) Deferred tax assets nonadmitted	105	—	105

(e) Subtotal net admitted deferred tax asset (c - d)	180	6	186
(f) Deferred tax liabilities	68	28	96

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$112	$(22)	$90

	December 31, 2024
			(6)
	(4)	(5)	(Col 4 + 5)
	Ordinary	Capital	Total
(in millions)
(a) Gross deferred tax assets	$282	$19	$301
(b) Statutory valuation allowance adjustments	—	—	—

(c) Adjusted gross deferred tax assets (a - b)	282	19	301
(d) Deferred tax assets nonadmitted	103	—	103

(e) Subtotal net admitted deferred tax asset (c - d)	179	19	198
(f) Deferred tax liabilities	65	39	104

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$114	$(20)	$94

	Change
	(7) (Col 1 - 4)	(8) (Col 2 - 5)	(9) (Col 7 + 8)
	Ordinary	Capital	Total
(in millions)
(a) Gross deferred tax assets	$3	$(13)	$(10)
(b) Statutory valuation allowance adjustments	—	—	—

(c) Adjusted gross deferred tax assets (a - b)	3	(13)	(10)
(d) Deferred tax assets nonadmitted	2	—	2

(e) Subtotal net admitted deferred tax asset (c - d)	1	(13)	(12)
(f) Deferred tax liabilities	3	(11)	(8)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(2)	$(2)	$(4)

The Company has not recorded a valuation allowance with respect to the realizability of its deferred tax assets. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets. Based on management’s assessment of all available information, management believes that it is more likely than not the Company will realize the full benefit of its deferred tax assets.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2025
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total
(in millions)
2. Admission calculation components SSAP No. 101
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$5	$5
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation
(The lesser of 2(b)1 and 2(b)2 below)	85	—	85
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date	85	—	85
2. Adjusted gross deferred tax assets allowed per limitation threshold	218	—	218
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	95	1	96

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$180	$6	$186

	December 31, 2024
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total
(in millions)
2. Admission calculation components SSAP No. 101
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$18	$18
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation
(The lesser of 2(b)1 and 2(b)2 below)	75	—	75
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date	75	—	75
2. Adjusted gross deferred tax assets allowed per limitation threshold	220	—	220
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	104	1	105

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$179	$19	$198

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total
(in millions)
2. Admission calculation components SSAP No. 101
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(13)	$(13)
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation
(The lesser of 2(b)1 and 2(b)2 below)	10	—	10
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date	10	—	10
2. Adjusted gross deferred tax assets allowed per limitation threshold	(2)	—	(2)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(9)	—	(9)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1	$(13)	$(12)

	2025	2024
(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	1563%	1244%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$1,456	$1,464

Impact of tax planning strategies is as follows:

	December 31, 2025
	(1) Ordinary	(2) Capital
(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$285	$6
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$180	$6
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

	December 31, 2024
	(3) Ordinary	(4) Capital
(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$282	$19
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$179	$19
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital
(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$3	$(13)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1	$(13)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2025	(2) 2024	(3) (Col 1 - 2) Change
(in millions)
1. Current income tax
(a) Federal	$2	$11	$(9)
(b) Foreign	—	—	—

(c) Subtotal	2	11	(9)
(d) Federal income tax expense (benefit) on net capital gains	7	23	(17)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—

(g) Federal and foreign income taxes incurred	$9	$34	$(25)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2025	(2) 2024	(3) (Col 1 - 2) Change
(in millions)
2. Deferred Tax Assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium reserve	—	—	—
(3) Policyholder reserves	224	211	13
(4) Investments	1	2	(1)
(5) Deferred acquisition costs	36	36	—
(6) Policyholder dividends accrual	3	3	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables - nonadmitted	—	—	—
(11) Net operating loss carryforward	4	—	4
(12) Tax credit carry-forward	8	5	3
(13) Other (including items <5% of total ordinary tax assets)	9	25	(16)

(99) Subtotal	$285	$282	$3
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	105	103	2

(d) Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	$180	$179	$1
(e) Capital:
(1) Investments	$6	$19	$(13)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other (including items <5% of total capital tax assets)	—	—	—

(99) Subtotal	$6	$19	$(13)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—

(h) Admitted capital deferred tax assets (2e99 - 2f - 2g)	$6	$19	$(13)
(i) Admitted deferred tax assets (2d +2h)	$186	$198	$(12)
3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$65	$62	$3
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	1	1	—
(4) Policyholder reserves	2	2	—
(5) Other (including items <5% of total ordinary tax liabilities)	—	—	—

(99) Subtotal	$68	$65	$3
(b) Capital:
(1) Investments	$28	$39	$(11)
(2) Real estate	—	—	—
(3) Other (including items <5% of total capital tax liabilities)	—	—	—

(99) Subtotal	$28	$39	$(11)
(c) Deferred tax liabilities (3a99 + 3b99)	$96	$104	$(8)

4. Net deferred tax assets/liabilities (2i - 3c)	$90	$94	$(4)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

The change in net deferred income taxes is comprised of the following:

	December 31,
	2025	2024	Change
(in millions)
Total deferred tax assets	$291	$301	$(10)
Total deferred tax liabilities	96	104	(8)

Net deferred tax assets (liabilities)	$195	$197	$(2)

Tax effect of unrealized gains and losses			10
Tax effect of unrealized foreign exchange gains (losses)			(1)
Other			$—

Change in net deferred income taxes			$(11)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2025	2024	2023
(in millions)
Ordinary provisions computed at statutory rate	$7	$74	$64
Net realized capital gains (losses) before IMR at statutory rate	8	(4)	(1)
Change in nonadmitted assets	—	—	—
Reinsurance	14	(12)	(7)
Valuation allowance	—	—	—
Tax-exempt income	—	—	—
Nondeductible expenses	—	—	—
Foreign tax expense gross up	—	—	—
Amortization of IMR	(5)	(5)	(4)
Tax recorded in surplus	—	—	—
Dividend received deduction	(3)	(3)	(4)
Investment in subsidiaries	(1)	(1)	(1)
Prior year adjustment	—	—	(2)
Tax credits	(2)	(2)	(1)
Change in tax reserve	—	—	—
Pension	—	—	—
Tax rate change	—	—	—
Other	2	1	—

Total	$20	$48	$44

Federal and foreign income taxes incurred	$2	$11	$(32)
Capital gains tax	7	23	38
Change in net deferred income taxes	11	14	38

Total statutory income tax expense (benefit)	$20	$48	$44

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

As of December 31, 2025, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount
Net Operating Losses
	2025	N/A	4

			$4

General Business Credits	2022	2042	1

			$1

Foreign Tax Credits	2022	2032	2
	2023	2033	—
	2024	2034	3
	2025	2035	2

			$7

Federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $1 million, $14 million and $6 million for 2025, 2024 and 2023, respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation

Manulife Investment Management Farmland Services Inc.

Guide Financial, Inc.

Manulife Investment Management Agriculture Services Inc.

Manulife Investment Management Forest Management Inc.

Manulife Investment Management Timberland and Agriculture Inc.

JH 575 Rengstorff LLC

JH Hostetler LLC

JH Kearny Mesa 5 LLC

JH Kearny Mesa 7 LLC

JH Kearny Mesa 9 LLC

JH Networking Insurance Agency Inc.

JH Ott LLC

JH Tulare 8 LLC

John Hancock Assignment Company

John Hancock Financial Corporation

John Hancock Financial Network Inc.

John Hancock Funding Company LLC

John Hancock Insurance Agency Inc.

Resource Life Insurance Company

John Hancock Life & Health Insurance Company

John Hancock Life Insurance Company (USA)

John Hancock Realty Advisors Inc.

John Hancock Realty Mgt. Inc.

John Hancock Reassurance Company Ltd.

John Hancock Signature Services Inc.

Manulife Investment Management Timberland and Agriculture GP Inc.

Manulife (Michigan) Reassurance Company

Manulife Reinsurance (Bermuda) Limited

Manulife Reinsurance Limited

Manulife Service Corporation

MCC Asset Management Inc.

PT Timber Inc.

JH Signature Insurance Agency, Inc.

The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Taxes receivable from (payable to) JHUSA, are ($8) million and ($34) million at December 31, 2025 and 2024, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company joins in the filing of a consolidated US federal income tax return with its affiliates and also files income tax returns in various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). The IRS completed the audit of tax years 2014-2015 and 2016-2018 with one issue remaining in appeals. The Company accrued a $49 million interest benefit associated with these tax years. The audit of tax years 2019-2021 commenced in September of 2022 and is still open.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2025	2024
(in millions)
Balance at beginning of year	$2	$2
Additions based on tax positions related to the current year	—	—
Payments	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—

Balance at end of year	$2	$2

Included in the balances as of December 31, 2025 and 2024, are $2 million and $2 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2025 and 2024 are $0 million and $0 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company has no unrecognized tax benefits that will significantly increase or decrease in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $0 million, $0 million and $0 million of interest expense / (benefit) in each of the years ended December 31, 2025, 2024, and 2023, respectively. The Company had approximately $0 million and $0 million accrued for interest as of December 31, 2025 and 2024, respectively. The Company did not recognize any material penalties for the years ended December 31, 2025, 2024 and 2023.

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (“CAMT”) that goes into effect for tax years beginning after 2022. The Company is a member of a controlled group of corporations whose adjusted financial statement income qualifies it as an “applicable corporation” and therefore subject to CAMT. For the year-ended December 31, 2025, the Company’s best estimate of its CAMT liability is zero which is calculated based on all relevant guidance to date. In addition, the company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance on its regular non-CAMT DTA’s.

In 2018, the Company updated policy level tax reserves in accordance with the Tax Cuts and Jobs Act and reflected impacts of $24 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax asset is being amortized into taxable income over 8 years, in the amount of $3 million per year.

On June 20, 2024, Canada enacted the Global Minimum Tax Act, retrospective to fiscal periods commencing on or after December 31, 2023. The Company’s ultimate parent, Manulife Financial Corporation (“MFC”), is in scope of this legislation because it is located in Canada and will be required to pay additional Global Minimum Taxes (“GMT”) in Canada in respect of its global entities whose effective tax rate is below 15%. MFC’s entities will also be subject to GMT in those jurisdictions where a Qualifying Domestic Minimum Top-up Tax (“QDMTT”) is in effect. The Company did not incur any expense associated with the GMT in 2025.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under New York State insurance laws (“NYSIL”), no insurer without the prior approval of the Superintendent, may pay any shareholder dividend in the calendar year immediately following a calendar year for which the insurer’s net gain from operations, after tax, not including realized capital gains, was negative. NYSIL also limits the aggregate amount of dividends a life insurer may pay in any calendar year out of positive earned surplus, to the greater of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the Company’s statutory net gain from operations, after tax, not including realized capital gains and (losses) for the immediately preceding calendar year, not to exceed 30% of its statutory policyholders’ surplus as of the immediately preceding calendar year.

In addition, NYSIL allows for a shareholder dividend even if the company does not have sufficient positive earned surplus, limited to the lesser of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the Company’s statutory net gain from operations, after tax, not including realized capital gains and (losses) for the immediately preceding calendar year. The Company paid shareholder dividends of $100 million, $100 million, and $100 million to its parent, JHUSA, in 2025, 2024 and 2023, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2025 and 2024, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with JHUSA whereby the Company will pay a fee for services received under the agreements which include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. Costs incurred under the agreements were $52 million, $49 million, and $49 million at December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had amounts payable of $10 million and $11 million, respectively.

The Company has an Administrative Service Agreement with JHVTA and John Hancock Investment Management LLC (“JHIM”) (formerly John Hancock Advisers, LLC) pursuant to which the Company will provide certain administrative and related functional support services as required by JHVTA and JHIM in connection with variable contracts issued by the Company which provide for investment in selected portfolios of JHVTA and JHIM. For such services, JHVTA and JHIM will pay the Company a quarterly fee equal to a percentage of the average daily net assets of the funds attributable to the contracts issued by the Company. The amount earned under the agreement was $12 million, $12 million and $12 million for the years ended December 31, 2025, 2024 and 2023 respectively.

The Company has an Underwriting and Distribution Agreement with JHD pursuant to which JHD is appointed as the principal underwriter and exclusive distributor of the variable life and other products issued by the Company. For the years ended December 31, 2025, 2024 and 2023, the Company was billed by JHD for underwriting commissions of $29 million, $30 million, and $30 million, respectively. The Company had amounts payable for services provided of $2 million and $2 million at December 31, 2025 and 2024, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Other

During 2025, 2024 and 2023, respectively, the Company received dividends of $13 million, $15 million, and $16 million from JHVTA. These dividends are included in the Company’s net investment income.

The Company did not own any shares of the stock of its parent, JHUSA, or its ultimate parent, MFC, at December 31, 2025 and 2024.

The Company is party to the Third Restated and Amended Liquidity Pool and Loan Facility Agreement effective July 1, 2023, with JHUSA. Pursuant to the agreement, participating affiliates are permitted to invest their excess cash in the liquidity pool and earn interest calculated at a rate that is reset daily to the one-month U.S. Dollar Secured Overnight Financing Rate (“SOFR”) less 0.05%, subject to an aggregate limit of $5 billion and an amount not to exceed 10% of the Company’s admitted assets as shown in the last financial statement filed with the Insurance Division. As of December 31, 2025, the Company’s share of the liquidity pool was $658 million which is included in Cash, Cash equivalents and Short-term investments in the Balance Sheets. As of December 31 2024, the Company had a receivable from JHUSA in the amount of $472 million, which was included in amounts due from affiliates in the Balance Sheets.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company also enters into reinsurance transactions with its affiliates. Refer to the Reinsurance Note for further details.

12. Commitments, Contingencies and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $7 million, to purchase other invested assets of $73 million, and issue agricultural and commercial mortgages of $4 million at December 31, 2025. Approximately 35% of these commitments expire in 2025.

Contingencies: As of December 31, 2025, the Company does not have any material contingencies.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, and a taxpayer. In addition, the Insurance Department, the New York Attorney General, the Securities and Exchange Commission (“SEC”), the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

In September 2023, a lawsuit was initiated against the Company in the U.S. District Court of the Southern District of New York as a putative class action on behalf of all current and former owners of universal life insurance policies issued by the Company that state that “cost of insurance (“COI”) rates will be based on future expectations that include taxes.” The Plaintiff’s theory is that the Company impermissibly failed to decrease the COI rates charged to these policy owners after the implementation of the Tax Cuts and Jobs Act of 2018. It is too early in the litigation to offer any reliable opinion about the scope of the class policies that may be at issue or the likely outcome.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2025
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$42	$—	$—	$42	0%
At book value less current surrender charge of 5% or more	—	—	—	—	0%
At fair value	—	—	8,186	8,186	81%

Total with adjustment or at fair value	42	—	8,186	8,228	81%
At book value without adjustment (minimal or no charge or adjustment)	700	—	—	700	7%
Not subject to discretionary withdrawal	1,204	—	3	1,207	12%

Total (gross)	1,946	—	8,189	10,135	100%

Reinsurance ceded	827	—	—	827

Total (net)	$1,119	$—	$8,189	$9,308

Amount included in book value less current surrender charge above that will move to book value without adjustment in the year after the statement date	$—	$—	$—	$—

	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$39	$—	$—	$39	0%
At book value less current surrender charge of 5% or more	2	—	—	2	0%
At fair value	—	—	8,014	8,014	80%

Total with adjustment or at fair value	41	—	8,014	8,055	80%
At book value without adjustment (minimal or no charge or adjustment)	773	—	—	773	8%
Not subject to discretionary withdrawal	1,239	—	4	1,243	12%

Total (gross)	2,053	—	8,018	10,071	100%

Reinsurance ceded	900	—	—	900

Total (net)	$1,153	$—	$8,018	$9,171

Amount included in book value less current surrender charge above that will move to book value without adjustment in the year after the statement date	$1	$—	$—	$1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

14. Life Actuarial Reserves

The Company’s life actuarial reserves and related separate account liabilities that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2025
	Account Value	Cash Value	Reserve
A. General Account
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	276	276	284
c. Universal Life with Secondary Guarantees	1,369	1,302	3,414
d. Indexed Universal Life	—	—	1
e. Indexed Universal Life with Secondary Guarantees	198	185	204
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	2,294	2,294	2,300
h. Variable Life	35	35	12
i. Variable Universal Life	149	148	164
j. Miscellaneous Reserves	—	—	1,155
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—	386
b. Accidental Death Benefits	—	—	1
c. Disability - Active Lives	—	—	4
d. Disability - Disabled Lives	—	—	23
e. Miscellaneous Reserves	—	—	19

(3) Total (gross: direct + assumed)	$4,321	$4,240	$7,967
(4) Reinsurance Ceded	1,514	1,509	2,394

(5) Total (net) (3) - (4)	$2,807	$2,731	$5,573

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
h. Variable Life	$—	$—	$—
i. Variable Universal Life	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—	—
b. Accidental Death Benefits	—	—	—
c. Disability - Active Lives	—	—	—
d. Disability - Disabled Lives	—	—	—
e. Miscellaneous Reserves	—	—	—

(3) Total (gross: direct + assumed)	$—	$—	$—
(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$—	$—	$—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
h. Variable Life	$12	$12	$—
i. Variable Universal Life	502	495	479
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—	—
b. Accidental Death Benefits	—	—	—
c. Disability - Active Lives	—	—	—
d. Disability - Disabled Lives	—	—	—
e. Miscellaneous Reserves	—	—	—

(3) Total (gross: direct + assumed)	$514	$507	$479
(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$514	$507	$479

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

	December 31, 2024
	Account Value	Cash Value	Reserve
A. General Account
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	274	274	280
c. Universal Life with Secondary Guarantees	1,373	1,284	3,310
d. Indexed Universal Life	—	—	1
e. Indexed Universal Life with Secondary Guarantees	180	166	181
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	2,385	2,385	2,387
h. Variable Life	36	36	12
i. Variable Universal Life	146	146	158
j. Miscellaneous Reserves	—	—	1,106
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—	401
b. Accidental Death Benefits	—	—	1
c. Disability - Active Lives	—	—	4
d. Disability - Disabled Lives	—	—	26
e. Miscellaneous Reserves	—	—	18

(3) Total (gross: direct + assumed)	$4,394	$4,291	$7,885
(4) Reinsurance Ceded	1,589	1,582	2,483

(5) Total (net) (3) - (4)	$2,805	$2,709	$5,402

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
h. Variable Life	$—	$—	$—
i. Variable Universal Life	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—
b. Accidental Death Benefits	—	—
c. Disability - Active Lives	—	—
d. Disability - Disabled Lives	—	—
e. Miscellaneous Reserves	—	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
h. Variable Life	$12	$12	$—
i. Variable Universal Life	456	446	431
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	—	—	—
b. Accidental Death Benefits	—	—	—
c. Disability - Active Lives	—	—	—
d. Disability - Disabled Lives	—	—	—
e. Miscellaneous Reserves	—	—	—

(3) Total (gross: direct + assumed)	$468	$458	$431
(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$468	$458	$431

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Death-related premium provisions

Certain life insurance contracts issued by the Company provide that deferred fractional premiums are not deducted from the amount otherwise payable and that premium paid beyond the date of death is returned, as applicable under the contract terms.

At December 31, 2025 and 2024, reserves for deferred fractional premiums and return of premium were $24 million and $26 million, respectively.

Contract for which gross premiums are less than net premiums

The Company has certain life insurance contracts in force for which gross premiums are less than net premiums under the applicable statutory valuation basis.

At December 31, 2025 and 2024, the amount of insurance in force subject to this condition was $6,435 million and $6,434 million, respectively, and the related reserves were $342 million and $353 million, respectively.

Deferred and uncollected premiums

At December 31, 2025 and 2024, deferred and uncollected life insurance premiums and annuity considerations were $4 million and $5 million, respectively, with no gross amount reported.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

15. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

Contracts with GMIB provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (ten years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

Multiple variations of an optional GMWB rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the excess of the current guaranteed withdrawal amount over the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

All of the Company’s separate account assets were legally insulated at December 31, 2025 and 2024. The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction
	December 31,
(in millions)	2025	2024
Group Annuity Contracts (401K)	$6,293	$6,102
Variable and Fixed Annuities	1,899	1,919
Life Insurance	485	439

Total	$8,677	$8,460

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees
(in millions)
2025	$10	$9
2024	$11	$6
2023	$11	$6
2022	$12	$6
2021	$12	$3

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2025	2024
(in millions, except for ages)
Account value	$1,896	$1,717
Amount of reserve held	41	62
Net amount at risk - gross	197	342
Weighted average attained age	75	74

The following assumptions and methodology were used to determine the amounts above at December 31, 2025 and 2024:

•	Reg 213 is used in both years to determine the aggregate reserve for the variable annuity products.

•

Reg 213 prescribes an Economic Scenario Generator (“ESG”) for stochastic fund returns and stochastic interest rate scenarios to be used for valuation but allows for proprietary generators to be used. Starting with year 2026 the company will no longer use a proprietary scenario generator. The company will comply with the requirements of Reg 213 by using the prescribed economic scenarios and following prescribed procedures for deriving corporate yields.

•

In 2025 and 2024, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•	In 2025 and 2024, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates are prescribed under the New York Special Considerations Letter.

•	For variable annuities, the applicable swap curve at December 31 is used for discounting in both years.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

Account balances of variable contracts with guarantees were invested in separate accounts with the following characteristics:

	December 31,
	2025	2024
(in millions)
Type of Fund
Equity	$1,465	$1,253
Balanced	570	560
Bonds	214	216
Money Market	9	10

Total	$2,258	$2,039

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	December 31,
	2025	2024
(in millions)
Premiums, deposits and other considerations	$794	$794

Reserves for accounts with assets at:
Fair value	8,668	8,448
Amortized cost	—	—

Total	$8,668	$8,448

	December 31,
	2025	2024
(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—
At book value without fair value adjustments and with current surrender charge of 5% or more	39	44
At fair value	8,582	8,344
At book value without fair value adjustments and with current surrender charge of less than 5%	44	56

Subtotal	8,665	8,444
Not subject to discretionary withdrawal	3	4

Total	$8,668	$8,448

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2025	2024	2023
(in millions)
Transfers to separate accounts	$853	$859	$801
Transfers from separate accounts	1,775	1,396	1,227

Net transfers to (from) separate accounts	$(922)	$(537)	$(426)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

16. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2025 financial statements through April 8, 2026, the date the financial statements were issued. The Company did not have any subsequent events requiring disclosure.

A U D I T E D F I N A N C I A L S T A T E M E N T S

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK

SEPARATE ACCOUNT A

December 31, 2025

1 of 71

JOHN HANCOCK LIFE INSURANCE CO OF

NEW YORK SEPARATE ACCOUNT A

Audited Financial Statements

December  31, 2025

2 of 71

Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company of New York and Contract Owners of JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A (the Separate Account) as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

April 15, 2026

3 of 71

Appendix

Subaccounts comprising

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

500 Index Fund Series I	International Small Company Trust Series I
500 Index Fund Series II	International Small Company Trust Series II
500 Index Fund Series NAV	Investment Quality Bond Trust Series I
Active Bond Trust Series I	Investment Quality Bond Trust Series II
Active Bond Trust Series II	Lifestyle Balanced Portfolio Series I
American Asset Allocation Trust Series I	Lifestyle Balanced Portfolio Series II
American Asset Allocation Trust Series II	Lifestyle Conservative Portfolio Series I
American Global Growth Trust Series II	Lifestyle Conservative Portfolio Series II
American Global Growth Trust Series III	Lifestyle Growth Portfolio Series I
American Growth Trust Series II	Lifestyle Growth Portfolio Series II
American Growth Trust Series III	Lifestyle Growth Portfolio Series NAV
American Growth-Income Trust Series I	Lifestyle Moderate Portfolio Series I
American Growth-Income Trust Series II	Lifestyle Moderate Portfolio Series II
American Growth-Income Trust Series III	Managed Volatility Balanced Portfolio Series I
American International Trust Series II	Managed Volatility Balanced Portfolio Series II
American International Trust Series III	Managed Volatility Conservative Portfolio Series I
Blue Chip Growth Trust Series I	Managed Volatility Conservative Portfolio Series II
Blue Chip Growth Trust Series II	Managed Volatility Growth Portfolio Series I
Capital Appreciation Value Trust Series II	Managed Volatility Growth Portfolio Series II
Core Bond Trust Series I	Managed Volatility Moderate Portfolio Series I
Core Bond Trust Series II	Managed Volatility Moderate Portfolio Series II
Disciplined Value Emerging Markets Value Trust Series II	Mid Cap Growth Trust Series I
Disciplined Value International Trust Series I	Mid Cap Growth Trust Series II
Disciplined Value International Trust Series II	Mid Cap Index Trust Series I
Equity Income Trust Series I	Mid Cap Index Trust Series II
Equity Income Trust Series II	Mid Value Trust Series I
Financial Industries Trust Series I	Mid Value Trust Series II
Financial Industries Trust Series II	Money Market Trust Series I
Fundamental All Cap Core Trust Series II	Money Market Trust Series II
Fundamental Large Cap Value Trust Series I	Money Market Trust Series NAV
Fundamental Large Cap Value Trust Series II	Opportunistic Fixed Income Trust Series I
Global Equity Trust Series I	Opportunistic Fixed Income Trust Series II
Global Equity Trust Series II	Real Estate Securities Trust Series I
Health Sciences Trust Series I	Real Estate Securities Trust Series II
Health Sciences Trust Series II	Science & Technology Trust Series I
High Yield Trust Series I	Science & Technology Trust Series II
High Yield Trust Series II	Select Bond Trust Series I
International Equity Index Series I	Select Bond Trust Series II
International Equity Index Series II	Short Term Government Income Trust Series I
International Equity Index Series NAV	Short Term Government Income Trust Series II

4 of 71

Appendix

Subaccounts comprising

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

Small Cap Core Trust Series II	Strategic Income Opportunities Trust Series II
Small Cap Index Trust Series I	Total Bond Market Series Trust NAV
Small Cap Index Trust Series II	Total Bond Market Trust Series II
Small Cap Opportunities Trust Series I	Total Stock Market Index Trust Series I
Small Cap Opportunities Trust Series II	Total Stock Market Index Trust Series II
Small Cap Stock Trust Series II	U.S. Growth Trust - Series I
Small Company Value Trust Series I	U.S. Growth Trust - Series II
Small Company Value Trust Series II	Ultra Short Term Bond Trust Series II
Strategic Income Opportunities Trust Series I

5 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV		Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I

Total Assets

Investments at fair value		$18,143,230		$22,608,486		$7,211,046		$537,776		$15,699,371		$5,241,147

Net Assets

Contracts in accumulation		$18,051,578		$22,568,925		$7,211,046		$528,431		$15,681,346		$5,221,445

Contracts in payout (annuitization)		91,652		39,561		-		9,345		18,025		19,702

Total net assets		$18,143,230		$22,608,486		$7,211,046		$537,776		$15,699,371		$5,241,147

Units outstanding		296,138		384,219		121,580		26,056		806,630		149,535

Unit value		$61.27		$58.84		$59.31		$20.64		$19.46		$35.05

Shares		260,566		324,928		103,547		64,404		1,875,672		506,391

Cost		$9,581,595		$13,995,316		$4,381,206		$598,296		$17,102,622		$5,441,463

See accompanying notes.

6 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	American Asset Allocation Trust Series II		American Global Growth Trust Series II		American Global Growth Trust Series III		American Growth Trust Series II		American Growth Trust Series III		American Growth- Income Trust Series I

Total Assets

Investments at fair value		$52,648,179		$7,462,221		$5,540		$78,108,752		$385,141		$6,859,246

Net Assets

Contracts in accumulation		$52,619,299		$7,385,675		$5,540		$77,978,949		$385,141		$6,795,365

Contracts in payout (annuitization)		28,880		76,546		-		129,803		-		63,881

Total net assets		$52,648,179		$7,462,221		$5,540		$78,108,752		$385,141		$6,859,246

Units outstanding		1,566,714		166,743		96		658,757		4,173		82,061

Unit value		$33.60		$44.75		$57.71		$118.57		$92.29		$83.59

Shares		5,081,871		472,592		346		3,913,264		18,898		361,965

Cost		$54,565,848		$7,022,225		$5,325		$61,843,774		$311,592		$5,850,813

See accompanying notes.

7 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	American Growth- Income Trust Series II		American Growth- Income Trust Series III		American International Trust Series II		American International Trust Series III		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II

Total Assets

Investments at fair value		$67,458,392		$470,723		$29,615,914		$196,345		$27,747,239		$15,677,463

Net Assets

Contracts in accumulation		$67,328,223		$470,723		$29,560,836		$196,345		$27,578,389		$15,673,780

Contracts in payout (annuitization)		130,169		-		55,078		-		168,850		3,683

Total net assets		$67,458,392		$470,723		$29,615,914		$196,345		$27,747,239		$15,677,463

Units outstanding		900,165		7,163		801,804		8,320		186,649		152,808

Unit value		$74.94		$65.72		$36.94		$23.60		$148.66		$102.60

Shares		3,590,122		24,919		1,602,593		10,688		806,137		506,869

Cost		$55,621,596		$386,732		$25,690,931		$170,865		$24,242,478		$13,270,757

See accompanying notes.

8 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Capital Appreciation Value Trust Series II		Core Bond Trust Series I		Core Bond Trust Series II		Disciplined Value Emerging Markets Value Trust Series II		Disciplined Value International Trust Series I		Disciplined Value International Trust Series II

Total Assets

Investments at fair value		$16,033,537		$4,637,058		$4,713,471		$2,806,265		$3,340,085		$5,287,060

Net Assets

Contracts in accumulation		$16,033,537		$4,632,538		$4,710,319		$2,801,182		$3,319,195		$5,285,042

Contracts in payout (annuitization)		-		4,520		3,152		5,083		20,890		2,018

Total net assets		$16,033,537		$4,637,058		$4,713,471		$2,806,265		$3,340,085		$5,287,060

Units outstanding		355,236		262,134		288,459		170,941		95,143		141,154

Unit value		$45.13		$17.69		$16.34		$16.42		$35.11		$37.46

Shares		1,349,624		408,912		416,384		228,709		185,767		294,708

Cost		$15,654,531		$5,132,586		$5,185,823		$2,143,015		$2,498,206		$4,033,046

See accompanying notes.

9 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Equity Income Trust Series I		Equity Income Trust Series II		Financial Industries Trust Series I		Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Large Cap Value Trust Series I

Total Assets

Investments at fair value		$18,734,182		$12,293,816		$766,166		$1,865,151		$4,468,503		$22,831,969

Net Assets

Contracts in accumulation		$18,511,035		$12,289,657		$766,144		$1,865,151		$4,468,503		$22,518,343

Contracts in payout (annuitization)		223,147		4,159		22		-		-		313,626

Total net assets		$18,734,182		$12,293,816		$766,166		$1,865,151		$4,468,503		$22,831,969

Units outstanding		189,809		258,673		18,065		42,827		48,491		347,889

Unit value		$98.70		$47.53		$42.41		$43.55		$92.15		$65.63

Shares		1,422,489		944,951		51,283		126,709		147,768		847,827

Cost		$19,461,426		$12,888,570		$647,601		$1,519,521		$4,076,265		$19,463,169

See accompanying notes.

10 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Fundamental Large Cap Value Trust Series II		Global Equity Trust Series I		Global Equity Trust Series II		Health Sciences Trust Series I		Health Sciences Trust Series II		High Yield Trust Series I

Total Assets

Investments at fair value		$20,064,925		$5,947,401		$3,358,587		$3,128,959		$5,356,232		$1,065,868

Net Assets

Contracts in accumulation		$20,040,668		$5,911,978		$3,350,294		$3,121,097		$5,335,751		$1,056,409

Contracts in payout (annuitization)		24,257		35,423		8,293		7,862		20,481		9,459

Total net assets		$20,064,925		$5,947,401		$3,358,587		$3,128,959		$5,356,232		$1,065,868

Units outstanding		342,079		99,633		97,921		25,552		46,445		37,082

Unit value		$58.66		$59.69		$34.30		$122.45		$115.32		$28.74

Shares		735,788		246,269		140,468		135,277		281,315		222,985

Cost		$17,543,675		$4,787,071		$2,918,503		$3,493,957		$6,115,463		$1,110,226

See accompanying notes.

11 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	High Yield Trust Series II		International Equity Index Series I		International Equity Index Series II		International Equity Index Series NAV		International Small Company Trust Series I		International Small Company Trust Series II

Total Assets

Investments at fair value		$2,477,480		$835,346		$3,099,362		$848,320		$1,287,522		$1,588,083

Net Assets

Contracts in accumulation		$2,466,088		$835,346		$3,090,559		$848,320		$1,278,193		$1,588,011

Contracts in payout (annuitization)		11,392		-		8,803		-		9,329		72

Total net assets		$2,477,480		$835,346		$3,099,362		$848,320		$1,287,522		$1,588,083

Units outstanding		85,989		33,486		129,414		43,139		40,613		52,643

Unit value		$28.81		$24.95		$23.95		$19.66		$31.70		$30.17

Shares		501,514		34,012		126,093		34,555		80,370		99,379

Cost		$2,500,560		$625,847		$2,255,656		$598,514		$1,030,164		$1,278,796

See accompanying notes.

12 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II		Lifestyle Balanced Portfolio Series I		Lifestyle Balanced Portfolio Series II		Lifestyle Conservative Portfolio Series I		Lifestyle Conservative Portfolio Series II

Total Assets

Investments at fair value		$1,451,315		$10,284,410		$6,087,779		$230,099,154		$1,781,653		$33,081,486

Net Assets

Contracts in accumulation		$1,439,613		$10,283,832		$6,079,358		$229,839,153		$1,772,289		$32,912,323

Contracts in payout (annuitization)		11,702		578		8,421		260,001		9,364		169,163

Total net assets		$1,451,315		$10,284,410		$6,087,779		$230,099,154		$1,781,653		$33,081,486

Units outstanding		45,837		543,377		271,455		10,200,431		107,483		1,986,619

Unit value		$31.66		$18.93		$22.43		$22.56		$16.58		$16.65

Shares		148,853		1,054,811		443,392		16,685,943		149,342		2,763,700

Cost		$1,592,921		$11,190,708		$6,214,469		$234,366,799		$1,922,017		$35,249,455

See accompanying notes.

13 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series II		Lifestyle Growth Portfolio Series NAV		Lifestyle Moderate Portfolio Series I		Lifestyle Moderate Portfolio Series II		Managed Volatility Balanced Portfolio Series I

Total Assets

Investments at fair value		$10,210,625		$537,739,175		$134,192		$1,647,439		$64,029,632		$3,595,031

Net Assets

Contracts in accumulation		$10,210,617		$537,497,477		$134,192		$1,647,439		$63,822,912		$3,595,031

Contracts in payout (annuitization)		8		241,698		-		-		206,720		-

Total net assets		$10,210,625		$537,739,175		$134,192		$1,647,439		$64,029,632		$3,595,031

Units outstanding		380,110		19,643,780		6,101		81,975		3,145,826		112,142

Unit value		$26.86		$27.37		$22.00		$20.10		$20.35		$32.06

Shares		703,696		36,932,636		9,255		126,144		4,880,307		329,517

Cost		$10,668,241		$552,310,396		$139,901		$1,701,987		$66,499,850		$3,732,125

See accompanying notes.

14 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Managed Volatility Balanced Portfolio Series II		Managed Volatility Conservative Portfolio Series I		Managed Volatility Conservative Portfolio Series II		Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series II		Managed Volatility Moderate Portfolio Series I

Total Assets

Investments at fair value		$104,513,796		$520,557		$19,037,794		$3,838,460		$131,518,647		$1,256,939

Net Assets

Contracts in accumulation		$104,280,381		$520,557		$19,033,503		$3,838,460		$131,477,160		$1,256,939

Contracts in payout (annuitization)		233,415		-		4,291		-		41,487		-

Total net assets		$104,513,796		$520,557		$19,037,794		$3,838,460		$131,518,647		$1,256,939

Units outstanding		3,953,086		18,734		981,877		112,022		4,604,840		33,655

Unit value		$26.44		$27.79		$19.39		$34.27		$28.56		$37.35

Shares		9,659,316		51,337		1,892,425		327,234		11,260,158		119,595

Cost		$109,444,854		$552,222		$20,757,391		$3,972,989		$135,038,620		$1,328,681

See accompanying notes.

15 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Managed Volatility Moderate Portfolio Series II		Mid Cap Growth Trust Series I		Mid Cap Growth Trust Series II		Mid Cap Index Trust Series I		Mid Cap Index Trust Series II		Mid Value Trust Series I

Total Assets

Investments at fair value		$36,832,017		$6,579,128		$7,246,173		$3,861,894		$7,497,656		$1,417,359

Net Assets

Contracts in accumulation		$36,832,017		$6,485,236		$7,237,226		$3,861,689		$7,497,656		$1,395,262

Contracts in payout (annuitization)		-		93,892		8,947		205		-		22,097

Total net assets		$36,832,017		$6,579,128		$7,246,173		$3,861,894		$7,497,656		$1,417,359

Units outstanding		1,519,449		93,092		88,564		51,809		119,525		23,143

Unit value		$24.24		$70.67		$81.82		$74.54		$62.73		$61.24

Shares		3,538,138		574,095		812,351		185,045		362,731		151,589

Cost		$38,807,601		$7,019,221		$5,643,497		$3,705,032		$7,221,692		$1,470,424

See accompanying notes.

16 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Mid Value Trust Series II		Money Market Trust Series I		Money Market Trust Series II		Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series I		Opportunistic Fixed Income Trust Series II

Total Assets

Investments at fair value		$6,901,820		$1,037,790		$3,873,921		$287,222		$1,212,317		$4,157,213

Net Assets

Contracts in accumulation		$6,901,820		$1,023,847		$3,864,874		$287,222		$1,199,328		$4,151,153

Contracts in payout (annuitization)		-		13,943		9,047		-		12,989		6,060

Total net assets		$6,901,820		$1,037,790		$3,873,921		$287,222		$1,212,317		$4,157,213

Units outstanding		116,685		65,731		320,420		22,121		29,698		199,092

Unit value		$59.15		$15.79		$12.09		$12.98		$40.82		$20.88

Shares		736,587		1,037,790		3,873,921		287,222		110,613		387,078

Cost		$7,161,223		$1,037,790		$3,873,921		$287,222		$1,289,405		$4,571,392

See accompanying notes.

17 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Real Estate Securities Trust Series I		Real Estate Securities Trust Series II		Science & Technology Trust Series I		Science & Technology Trust Series II		Select Bond Trust Series I		Select Bond Trust Series II

Total Assets

Investments at fair value		$934,034		$2,637,851		$11,770,713		$11,447,130		$404,331		$43,512,005

Net Assets

Contracts in accumulation		$933,763		$2,636,223		$11,733,985		$11,444,203		$404,331		$43,406,703

Contracts in payout (annuitization)		271		1,628		36,728		2,927		-		105,302

Total net assets		$934,034		$2,637,851		$11,770,713		$11,447,130		$404,331		$43,512,005

Units outstanding		12,301		48,852		105,956		80,772		26,668		3,236,699

Unit value		$75.93		$54.00		$111.09		$141.72		$15.16		$13.44

Shares		46,216		130,716		467,277		581,959		33,977		3,650,336

Cost		$877,195		$2,548,957		$8,227,159		$7,984,513		$443,671		$47,160,185

See accompanying notes.

18 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Short Term Government Income Trust Series I		Short Term Government Income Trust Series II		Small Cap Core Trust Series II (a)		Small Cap Index Trust Series I		Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I

Total Assets

Investments at fair value		$1,464,848		$1,797,726		$1,832,940		$230,003		$4,320,755		$2,740,641

Net Assets

Contracts in accumulation		$1,436,211		$1,797,726		$1,832,940		$230,003		$4,320,755		$2,740,641

Contracts in payout (annuitization)		28,637		-		-		-		-		-

Total net assets		$1,464,848		$1,797,726		$1,832,940		$230,003		$4,320,755		$2,740,641

Units outstanding		122,745		158,831		46,654		4,506		84,751		39,204

Unit value		$11.93		$11.32		$39.29		$51.04		$50.98		$69.91

Shares		124,668		152,998		150,984		15,562		295,335		99,012

Cost		$1,469,046		$1,780,748		$2,157,892		$223,321		$4,004,561		$2,603,324

		(a) Renamed on April 28, 2025. Previously known as Small Cap Value Trust Series II.

See accompanying notes.

19 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Small Cap Opportunities Trust Series II		Small Cap Stock Trust Series II		Small Company Value Trust Series I		Small Company Value Trust Series II		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II

Total Assets

Investments at fair value		$4,013,568		$1,770,662		$1,795,377		$4,105,757		$1,521,215		$3,046,696

Net Assets

Contracts in accumulation		$4,013,568		$1,770,662		$1,777,976		$4,101,627		$1,494,149		$3,040,591

Contracts in payout (annuitization)		-		-		17,401		4,130		27,066		6,105

Total net assets		$4,013,568		$1,770,662		$1,795,377		$4,105,757		$1,521,215		$3,046,696

Units outstanding		61,366		32,420		26,486		76,074		58,547		125,340

Unit value		$65.40		$54.62		$67.79		$53.97		$25.98		$24.31

Shares		150,716		285,131		191,814		473,559		121,309		242,378

Cost		$3,686,698		$1,716,939		$1,810,011		$4,187,620		$1,597,922		$3,213,388

See accompanying notes.

20 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$		$		$		$		$		$
	Total Bond Market Series Trust NAV		Total Bond Market Trust Series II		Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series II		U.S. Growth Trust - Series I (b)		U.S. Growth Trust - Series II (c)

Total Assets

Investments at fair value		$514,713		$4,007,499		$4,319,464		$6,932,708		$14,940,142		$10,452,450

Net Assets

Contracts in accumulation		$514,713		$4,007,499		$4,290,549		$6,932,708		$14,850,855		$10,452,450

Contracts in payout (annuitization)		-		-		28,915		-		89,287		-

Total net assets		$514,713		$4,007,499		$4,319,464		$6,932,708		$14,940,142		$10,452,450

Units outstanding		37,951		328,526		73,044		94,338		200,219		96,846

Unit value		$13.56		$12.20		$59.14		$73.49		$74.62		$107.93

Shares		56,686		440,869		132,540		214,369		2,243,265		2,177,594

Cost		$562,215		$4,088,784		$3,084,296		$4,852,973		$11,594,698		$8,758,636

		(b) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series I.

		(c) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series II.

See accompanying notes.

21 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	$
	Ultra Short Term Bond Trust Series II

Total Assets

Investments at fair value		$11,427,485

Net Assets

Contracts in accumulation		$11,427,475

Contracts in payout (annuitization)		10

Total net assets		$11,427,485

Units outstanding		974,849

Unit value		$11.72

Shares		1,003,291

Cost		$11,483,044

See accompanying notes.

22 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$176,142	$160,358	$179,015	$170,347	$75,324	$77,407

Expenses:

Mortality and expense risk and administrative charges	(236,597)	(222,041)	(314,534)	(303,158)	(103,973)	(109,039)

Net investment income (loss)	(60,455)	(61,683)	(135,519)	(132,811)	(28,649)	(31,632)

Realized gains (losses) on investments:

Capital gain distributions received	271,030	186,198	327,562	233,935	111,470	86,538

Net realized gain (loss)	886,149	877,226	1,196,285	1,108,977	701,816	693,264

Realized gains (losses)	1,157,179	1,063,424	1,523,847	1,342,912	813,286	779,802

Unrealized appreciation (depreciation) during the period	1,371,447	2,111,222	1,587,393	2,749,500	228,396	735,064

Net increase (decrease) in net assets from operations	2,468,171	3,112,963	2,975,721	3,959,601	1,013,033	1,483,234

Changes from principal transactions:

Purchase payments	1,735	3,722	5,204	5,184	-	200

Transfers between sub-accounts and the company	727,164	(79,985)	(100,347)	(227,797)	(70,606)	(214,399)

Withdrawals	(1,010,523)	(1,146,027)	(1,083,744)	(919,322)	(1,011,937)	(885,198)

Annual contract fee	(3,614)	(3,936)	(67,975)	(64,867)	(32,194)	(34,441)

Net increase (decrease) in net assets from principal transactions	(285,238)	(1,226,226)	(1,246,862)	(1,206,802)	(1,114,737)	(1,133,838)

Total increase (decrease) in net assets	2,182,933	1,886,737	1,728,859	2,752,799	(101,704)	349,396

Net assets at beginning of period	15,960,297	14,073,560	20,879,627	18,126,828	7,312,750	6,963,354

Net assets at end of period	$18,143,230	$15,960,297	$22,608,486	$20,879,627	$7,211,046	$7,312,750

	2025	2024	2025	2024	2025	2024

Units, beginning of period	301,861	327,060	409,708	436,069	143,204	167,466

Units issued	17,808	4,354	50,432	45,165	627	828

Units redeemed	(23,531)	(29,553)	(75,921)	(71,526)	(22,251)	(25,090)

Units, end of period	296,138	301,861	384,219	409,708	121,580	143,204

See accompanying notes.

23 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$25,978	$22,756	$663,750	$552,897	$110,548	$88,606

Expenses:

Mortality and expense risk and administrative charges	(8,920)	(9,575)	(243,672)	(248,832)	(75,415)	(74,471)

Net investment income (loss)	17,058	13,181	420,078	304,065	35,133	14,135

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	376,006	292,856

Net realized gain (loss)	(14,957)	(21,559)	(372,836)	(334,199)	(234,251)	(244,342)

Realized gains (losses)	(14,957)	(21,559)	(372,836)	(334,199)	141,755	48,514

Unrealized appreciation (depreciation) during the period	31,488	11,517	766,905	99,434	471,371	600,708

Net increase (decrease) in net assets from operations	33,589	3,139	814,147	69,300	648,259	663,357

Changes from principal transactions:

Purchase payments	1,800	1,000	2,640	5,565	9,015	1,725

Transfers between sub-accounts and the company	(4,105)	7,860	1,032,398	1,258,636	19,701	163,686

Withdrawals	(92,225)	(105,509)	(1,462,405)	(1,563,525)	(631,778)	(457,677)

Annual contract fee	(222)	(323)	(42,719)	(47,635)	(1,369)	(1,871)

Net increase (decrease) in net assets from principal transactions	(94,752)	(96,972)	(470,086)	(346,959)	(604,431)	(294,137)

Total increase (decrease) in net assets	(61,163)	(93,833)	344,061	(277,659)	43,828	369,220

Net assets at beginning of period	598,939	692,772	15,355,310	15,632,969	5,197,319	4,828,099

Net assets at end of period	$537,776	$598,939	$15,699,371	$15,355,310	$5,241,147	$5,197,319

	2025	2024	2025	2024	2025	2024

Units, beginning of period	30,658	35,644	831,033	850,823	169,261	180,000

Units issued	358	478	92,033	76,808	3,724	8,996

Units redeemed	(4,960)	(5,464)	(116,436)	(96,598)	(23,450)	(19,735)

Units, end of period	26,056	30,658	806,630	831,033	149,535	169,261

See accompanying notes.

24 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	American Asset Allocation Trust Series II		American Global Growth Trust Series II		American Global Growth Trust Series III

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$1,024,340	$859,767	$67,988	$83,028	$86	$77

Expenses:

Mortality and expense risk and administrative charges	(753,183)	(783,283)	(108,978)	(122,059)	(44)	(42)

Net investment income (loss)	271,157	76,484	(40,990)	(39,031)	42	35

Realized gains (losses) on investments:

Capital gain distributions received	3,750,713	3,117,787	582,939	838,480	427	523

Net realized gain (loss)	(2,637,660)	(2,625,130)	104,430	(15,696)	35	51

Realized gains (losses)	1,113,053	492,657	687,369	822,784	462	574

Unrealized appreciation (depreciation) during the period	5,273,244	6,579,174	716,652	156,930	526	10

Net increase (decrease) in net assets from operations	6,657,454	7,148,315	1,363,031	940,683	1,030	619

Changes from principal transactions:

Purchase payments	872	30	9,100	9,620	-	-

Transfers between sub-accounts and the company	(244,284)	(1,034,757)	(552,964)	(560,988)	(391)	(36)

Withdrawals	(6,514,181)	(5,300,586)	(1,085,342)	(911,347)	(299)	(296)

Annual contract fee	(313,725)	(342,715)	(36,989)	(42,234)	(54)	(52)

Net increase (decrease) in net assets from principal transactions	(7,071,318)	(6,678,028)	(1,666,195)	(1,504,949)	(744)	(384)

Total increase (decrease) in net assets	(413,864)	470,287	(303,164)	(564,266)	286	235

Net assets at beginning of period	53,062,043	52,591,756	7,765,385	8,329,651	5,254	5,019

Net assets at end of period	$52,648,179	$53,062,043	$7,462,221	$7,765,385	$5,540	$5,254

	2025	2024	2025	2024	2025	2024

Units, beginning of period	1,792,247	2,029,442	206,185	246,672	110	119

Units issued	23,938	5,792	3,298	2,349	2	5

Units redeemed	(249,471)	(242,987)	(42,740)	(42,836)	(16)	(14)

Units, end of period	1,566,714	1,792,247	166,743	206,185	96	110

See accompanying notes.

25 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	American Growth Trust Series II		American Growth Trust Series III		American Growth-Income Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$420,884	$-	$3,517	$237	$90,905	$53,702

Expenses:

Mortality and expense risk and administrative charges	(1,183,792)	(1,205,689)	(3,697)	(3,405)	(95,966)	(101,390)

Net investment income (loss)	(762,908)	(1,205,689)	(180)	(3,168)	(5,061)	(47,688)

Realized gains (losses) on investments:

Capital gain distributions received	6,153,516	6,622,967	29,401	29,074	654,793	452,685

Net realized gain (loss)	464,540	1,159,659	9,811	2,649	147,507	55,693

Realized gains (losses)	6,618,056	7,782,626	39,212	31,723	802,300	508,378

Unrealized appreciation (depreciation) during the period	7,342,356	13,474,194	27,073	61,387	173,684	886,406

Net increase (decrease) in net assets from operations	13,197,504	20,051,131	66,105	89,942	970,923	1,347,096

Changes from principal transactions:

Purchase payments	10,973	13,808	-	-	1,296	1,140

Transfers between sub-accounts and the company	(2,902,024)	(7,337,611)	(9,195)	(21,245)	22,268	29,945

Withdrawals	(9,953,971)	(10,279,897)	(26,398)	(22,193)	(1,052,074)	(1,027,086)

Annual contract fee	(236,144)	(262,490)	(3,462)	(3,408)	(1,698)	(1,741)

Net increase (decrease) in net assets from principal transactions	(13,081,166)	(17,866,190)	(39,055)	(46,846)	(1,030,208)	(997,742)

Total increase (decrease) in net assets	116,338	2,184,941	27,050	43,096	(59,285)	349,354

Net assets at beginning of period	77,992,414	75,807,473	358,091	314,995	6,918,531	6,569,177

Net assets at end of period	$78,108,752	$77,992,414	$385,141	$358,091	$6,859,246	$6,918,531

	2025	2024	2025	2024	2025	2024

Units, beginning of period	773,676	967,779	4,614	5,282	95,990	111,498

Units issued	25,372	8,050	124	-	1,488	5,753

Units redeemed	(140,291)	(202,153)	(565)	(668)	(15,417)	(21,261)

Units, end of period	658,757	773,676	4,173	4,614	82,061	95,990

See accompanying notes.

26 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	American Growth-Income Trust Series II		American Growth-Income Trust Series III		American International Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$850,655	$478,002	$8,454	$5,123	$211,473	$192,603

Expenses:

Mortality and expense risk and administrative charges	(1,029,152)	(1,055,979)	(4,438)	(4,319)	(452,289)	(470,695)

Net investment income (loss)	(178,497)	(577,977)	4,016	804	(240,816)	(278,092)

Realized gains (losses) on investments:

Capital gain distributions received	6,624,540	4,481,111	45,326	29,716	-	29,207

Net realized gain (loss)	2,091,897	644,829	11,976	4,696	(906,038)	(1,342,824)

Realized gains (losses)	8,716,437	5,125,940	57,302	34,412	(906,038)	(1,313,617)

Unrealized appreciation (depreciation) during the period	1,289,207	8,796,005	11,997	56,588	7,544,682	2,064,986

Net increase (decrease) in net assets from operations	9,827,147	13,343,968	73,315	91,804	6,397,828	473,277

Changes from principal transactions:

Purchase payments	9,804	13,093	-	-	6,150	10,155

Transfers between sub-accounts and the company	(1,013,413)	(3,952,981)	(9,435)	(22,007)	(2,140,024)	1,594,387

Withdrawals	(8,106,406)	(8,190,694)	(42,530)	(35,621)	(3,475,668)	(3,630,727)

Annual contract fee	(223,817)	(248,810)	(4,556)	(4,473)	(108,731)	(121,283)

Net increase (decrease) in net assets from principal transactions	(9,333,832)	(12,379,392)	(56,521)	(62,101)	(5,718,273)	(2,147,468)

Total increase (decrease) in net assets	493,315	964,576	16,794	29,703	679,555	(1,674,191)

Net assets at beginning of period	66,965,077	66,000,501	453,929	424,226	28,936,359	30,610,550

Net assets at end of period	$67,458,392	$66,965,077	$470,723	$453,929	$29,615,914	$28,936,359

	2025	2024	2025	2024	2025	2024

Units, beginning of period	1,033,327	1,236,642	8,080	9,276	973,289	1,036,162

Units issued	12,140	12,553	90	-	5,069	80,042

Units redeemed	(145,302)	(215,868)	(1,007)	(1,196)	(176,554)	(142,915)

Units, end of period	900,165	1,033,327	7,163	8,080	801,804	973,289

See accompanying notes.

27 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	American International Trust Series III		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$2,495	$2,041	$-	$-	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(1,889)	(1,846)	(392,931)	(380,113)	(225,513)	(223,710)

Net investment income (loss)	606	195	(392,931)	(380,113)	(225,513)	(223,710)

Realized gains (losses) on investments:

Capital gain distributions received	-	182	3,912,686	2,193,921	2,375,115	1,329,409

Net realized gain (loss)	(4,135)	(3,870)	317,046	373,697	(359,808)	(432,926)

Realized gains (losses)	(4,135)	(3,688)	4,229,732	2,567,618	2,015,307	896,483

Unrealized appreciation (depreciation) during the period	47,273	8,258	357,892	5,159,566	530,417	3,516,145

Net increase (decrease) in net assets from operations	43,744	4,765	4,194,693	7,347,071	2,320,211	4,188,918

Changes from principal transactions:

Purchase payments	-	-	9,578	2,494	11,802	13,852

Transfers between sub-accounts and the company	(15,154)	11,639	(704,441)	(239,511)	(83,913)	(661,743)

Withdrawals	(15,034)	(19,083)	(3,321,432)	(2,285,569)	(1,882,618)	(1,614,042)

Annual contract fee	(1,920)	(1,867)	(5,126)	(5,840)	(37,440)	(39,691)

Net increase (decrease) in net assets from principal transactions	(32,108)	(9,311)	(4,021,421)	(2,528,426)	(1,992,169)	(2,301,624)

Total increase (decrease) in net assets	11,636	(4,546)	173,272	4,818,645	328,042	1,887,294

Net assets at beginning of period	184,709	189,255	27,573,967	22,755,322	15,349,421	13,462,127

Net assets at end of period	$196,345	$184,709	$27,747,239	$27,573,967	$15,677,463	$15,349,421

	2025	2024	2025	2024	2025	2024

Units, beginning of period	9,810	10,243	218,966	243,124	173,960	203,557

Units issued	-	644	1,644	1,605	7,389	5,844

Units redeemed	(1,490)	(1,077)	(33,961)	(25,763)	(28,541)	(35,441)

Units, end of period	8,320	9,810	186,649	218,966	152,808	173,960

See accompanying notes.

28 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Capital Appreciation Value Trust Series II		Core Bond Trust Series I		Core Bond Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$294,526	$108,281	$193,763	$153,903	$189,081	$164,867

Expenses:

Mortality and expense risk and administrative charges	(242,189)	(258,695)	(66,148)	(62,766)	(72,324)	(78,163)

Net investment income (loss)	52,337	(150,414)	127,615	91,137	116,757	86,704

Realized gains (losses) on investments:

Capital gain distributions received	1,621,124	152,453	-	-	-	-

Net realized gain (loss)	202,577	24,363	(53,935)	(80,348)	(166,569)	(247,014)

Realized gains (losses)	1,823,701	176,816	(53,935)	(80,348)	(166,569)	(247,014)

Unrealized appreciation (depreciation) during the period	(384,561)	1,644,392	156,230	(7,136)	280,045	136,476

Net increase (decrease) in net assets from operations	1,491,477	1,670,794	229,910	3,653	230,233	(23,834)

Changes from principal transactions:

Purchase payments	59,085	11,701	120	120	-	12,191

Transfers between sub-accounts and the company	77,856	(198,068)	426,866	295,336	387,759	(115,276)

Withdrawals	(2,217,556)	(1,661,779)	(190,805)	(304,781)	(465,917)	(892,545)

Annual contract fee	(111,778)	(113,777)	(1,008)	(1,231)	(10,469)	(11,680)

Net increase (decrease) in net assets from principal transactions	(2,192,393)	(1,961,923)	235,173	(10,556)	(88,627)	(1,007,310)

Total increase (decrease) in net assets	(700,916)	(291,129)	465,083	(6,903)	141,606	(1,031,144)

Net assets at beginning of period	16,734,453	17,025,582	4,171,975	4,178,878	4,571,865	5,603,009

Net assets at end of period	$16,033,537	$16,734,453	$4,637,058	$4,171,975	$4,713,471	$4,571,865

	2025	2024	2025	2024	2025	2024

Units, beginning of period	405,975	455,404	249,077	250,041	294,033	359,402

Units issued	9,003	5,052	26,571	21,074	41,777	11,410

Units redeemed	(59,742)	(54,481)	(13,514)	(22,038)	(47,351)	(76,779)

Units, end of period	355,236	405,975	262,134	249,077	288,459	294,033

See accompanying notes.

29 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Disciplined Value Emerging Markets Value Trust Series II		Disciplined Value International Trust Series I		Disciplined Value International Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$27,122	$113,884	$54,024	$8,774	$80,295	$6,104

Expenses:

Mortality and expense risk and administrative charges	(40,595)	(43,802)	(45,199)	(44,185)	(77,504)	(73,852)

Net investment income (loss)	(13,473)	70,082	8,825	(35,411)	2,791	(67,748)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	236,157	258,665	387,105	410,364

Net realized gain (loss)	61,060	(3,708)	103,235	104,212	263,932	210,895

Realized gains (losses)	61,060	(3,708)	339,392	362,877	651,037	621,259

Unrealized appreciation (depreciation) during the period	694,674	(174,232)	646,235	(360,435)	953,134	(612,555)

Net increase (decrease) in net assets from operations	742,261	(107,858)	994,452	(32,969)	1,606,962	(59,044)

Changes from principal transactions:

Purchase payments	3,661	740	200	480	12,562	8,387

Transfers between sub-accounts and the company	(269,681)	(179,066)	(34,861)	12,716	(196,255)	(83,640)

Withdrawals	(408,477)	(255,603)	(274,331)	(409,196)	(527,557)	(381,558)

Annual contract fee	(12,189)	(12,770)	(954)	(994)	(11,687)	(12,933)

Net increase (decrease) in net assets from principal transactions	(686,686)	(446,699)	(309,946)	(396,994)	(722,937)	(469,744)

Total increase (decrease) in net assets	55,575	(554,557)	684,506	(429,963)	884,025	(528,788)

Net assets at beginning of period	2,750,690	3,305,247	2,655,579	3,085,542	4,403,035	4,931,823

Net assets at end of period	$2,806,265	$2,750,690	$3,340,085	$2,655,579	$5,287,060	$4,403,035

	2025	2024	2025	2024	2025	2024

Units, beginning of period	217,219	250,479	105,066	119,735	162,841	178,889

Units issued	10,007	11,885	975	3,622	7,624	10,647

Units redeemed	(56,285)	(45,145)	(10,898)	(18,291)	(29,311)	(26,695)

Units, end of period	170,941	217,219	95,143	105,066	141,154	162,841

See accompanying notes.

30 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Equity Income Trust Series I		Equity Income Trust Series II		Financial Industries Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$444,984	$308,912	$275,194	$189,676	$8,720	$7,114

Expenses:

Mortality and expense risk and administrative charges	(263,244)	(280,571)	(184,518)	(205,424)	(11,580)	(10,646)

Net investment income (loss)	181,740	28,341	90,676	(15,748)	(2,860)	(3,532)

Realized gains (losses) on investments:

Capital gain distributions received	2,943,889	838,290	1,959,083	573,094	34,983	-

Net realized gain (loss)	(166,005)	(209,705)	107,347	(20,496)	1,004	(2,633)

Realized gains (losses)	2,777,884	628,585	2,066,430	552,598	35,987	(2,633)

Unrealized appreciation (depreciation) during the period	(774,198)	1,215,685	(730,423)	725,376	38,722	174,499

Net increase (decrease) in net assets from operations	2,185,426	1,872,611	1,426,683	1,262,226	71,849	168,334

Changes from principal transactions:

Purchase payments	21,712	3,682	8,592	20,726	275	480

Transfers between sub-accounts and the company	(68,604)	(121,556)	(143,580)	(273,660)	(12,456)	808

Withdrawals	(1,672,956)	(2,285,145)	(1,410,703)	(2,462,195)	(12,959)	(75,957)

Annual contract fee	(4,227)	(4,993)	(29,787)	(36,384)	(163)	(243)

Net increase (decrease) in net assets from principal transactions	(1,724,075)	(2,408,012)	(1,575,478)	(2,751,513)	(25,303)	(74,912)

Total increase (decrease) in net assets	461,351	(535,401)	(148,795)	(1,489,287)	46,546	93,422

Net assets at beginning of period	18,272,831	18,808,232	12,442,611	13,931,898	719,620	626,198

Net assets at end of period	$18,734,182	$18,272,831	$12,293,816	$12,442,611	$766,166	$719,620

	2025	2024	2025	2024	2025	2024

Units, beginning of period	209,807	239,671	293,639	357,837	18,683	20,801

Units issued	1,264	494	6,391	9,402	20	386

Units redeemed	(21,262)	(30,358)	(41,357)	(73,600)	(638)	(2,504)

Units, end of period	189,809	209,807	258,673	293,639	18,065	18,683

See accompanying notes.

31 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Large Cap Value Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$18,232	$17,100	$9,387	$-	$234,057	$70,236

Expenses:

Mortality and expense risk and administrative charges	(29,361)	(33,597)	(74,581)	(88,903)	(323,372)	(334,385)

Net investment income (loss)	(11,129)	(16,497)	(65,194)	(88,903)	(89,315)	(264,149)

Realized gains (losses) on investments:

Capital gain distributions received	85,784	-	500,203	481,187	2,837,497	2,225,899

Net realized gain (loss)	(33,291)	(70,158)	319,132	586,384	1,041,666	1,176,159

Realized gains (losses)	52,493	(70,158)	819,335	1,067,571	3,879,163	3,402,058

Unrealized appreciation (depreciation) during the period	137,002	621,334	(664,559)	171,867	(841,526)	64,398

Net increase (decrease) in net assets from operations	178,366	534,679	89,582	1,150,535	2,948,322	3,202,307

Changes from principal transactions:

Purchase payments	400	375	-	4,017	29,690	7,486

Transfers between sub-accounts and the company	(21,844)	(415,590)	19,006	(73,860)	(253,498)	(40,170)

Withdrawals	(351,849)	(247,033)	(1,056,211)	(1,320,956)	(2,207,711)	(2,667,383)

Annual contract fee	(4,038)	(6,345)	(15,589)	(18,376)	(5,802)	(6,449)

Net increase (decrease) in net assets from principal transactions	(377,331)	(668,593)	(1,052,794)	(1,409,175)	(2,437,321)	(2,706,516)

Total increase (decrease) in net assets	(198,965)	(133,914)	(963,212)	(258,640)	511,001	495,791

Net assets at beginning of period	2,064,116	2,198,030	5,431,715	5,690,355	22,320,968	21,825,177

Net assets at end of period	$1,865,151	$2,064,116	$4,468,503	$5,431,715	$22,831,969	$22,320,968

	2025	2024	2025	2024	2025	2024

Units, beginning of period	51,776	70,463	60,804	77,402	388,563	438,571

Units issued	346	961	2,163	1,621	3,766	5,775

Units redeemed	(9,295)	(19,648)	(14,476)	(18,218)	(44,440)	(55,783)

Units, end of period	42,827	51,776	48,491	60,805	347,889	388,563

See accompanying notes.

32 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Fundamental Large Cap Value Trust Series II		Global Equity Trust Series I		Global Equity Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$168,139	$31,434	$70,418	$66,203	$34,456	$36,685

Expenses:

Mortality and expense risk and administrative charges	(316,550)	(345,783)	(79,360)	(80,682)	(51,721)	(56,750)

Net investment income (loss)	(148,411)	(314,349)	(8,942)	(14,479)	(17,265)	(20,065)

Realized gains (losses) on investments:

Capital gain distributions received	2,441,104	2,090,732	630,513	282,870	358,663	183,369

Net realized gain (loss)	1,504,064	1,602,296	281,329	301,082	181,309	97,345

Realized gains (losses)	3,945,168	3,693,028	911,842	583,952	539,972	280,714

Unrealized appreciation (depreciation) during the period	(1,137,363)	(292,469)	(22,950)	(72,939)	(11,440)	56,262

Net increase (decrease) in net assets from operations	2,659,394	3,086,210	879,950	496,534	511,267	316,911

Changes from principal transactions:

Purchase payments	5,994	7,786	1,530	2,014	360	360

Transfers between sub-accounts and the company	(158,765)	(788,146)	(21,582)	(7,332)	(218,680)	(221,168)

Withdrawals	(3,305,716)	(3,044,951)	(512,890)	(601,384)	(484,522)	(267,575)

Annual contract fee	(61,469)	(68,025)	(5,776)	(5,870)	(10,223)	(11,879)

Net increase (decrease) in net assets from principal transactions	(3,519,956)	(3,893,336)	(538,718)	(612,572)	(713,065)	(500,262)

Total increase (decrease) in net assets	(860,562)	(807,126)	341,232	(116,038)	(201,798)	(183,351)

Net assets at beginning of period	20,925,487	21,732,613	5,606,169	5,722,207	3,560,385	3,743,736

Net assets at end of period	$20,064,925	$20,925,487	$5,947,401	$5,606,169	$3,358,587	$3,560,385

	2025	2024	2025	2024	2025	2024

Units, beginning of period	403,652	482,682	109,625	121,543	120,228	137,013

Units issued	3,317	3,812	1,158	991	1,169	1,625

Units redeemed	(64,890)	(82,842)	(11,150)	(12,909)	(23,476)	(18,410)

Units, end of period	342,079	403,652	99,633	109,625	97,921	120,228

See accompanying notes.

33 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Health Sciences Trust Series I		Health Sciences Trust Series II		High Yield Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$-	$-	$1	$-	$78,846	$77,831

Expenses:

Mortality and expense risk and administrative charges	(42,783)	(49,035)	(74,553)	(93,831)	(14,599)	(15,027)

Net investment income (loss)	(42,783)	(49,035)	(74,552)	(93,831)	64,247	62,804

Realized gains (losses) on investments:

Capital gain distributions received	383,535	205,072	795,322	449,634	-	-

Net realized gain (loss)	(17,027)	20,288	(339,276)	(105,425)	(12,380)	(15,710)

Realized gains (losses)	366,508	225,360	456,046	344,209	(12,380)	(15,710)

Unrealized appreciation (depreciation) during the period	147,838	(148,565)	431,216	(149,733)	10,192	31,981

Net increase (decrease) in net assets from operations	471,563	27,760	812,710	100,645	62,059	79,075

Changes from principal transactions:

Purchase payments	240	240	400	375	-	-

Transfers between sub-accounts and the company	(35,563)	(21,775)	(227,712)	43,161	4,570	36,728

Withdrawals	(107,300)	(384,459)	(530,727)	(1,243,589)	(94,508)	(84,495)

Annual contract fee	(1,056)	(1,741)	(13,705)	(19,129)	(2,636)	(2,572)

Net increase (decrease) in net assets from principal transactions	(143,679)	(407,735)	(771,744)	(1,219,182)	(92,574)	(50,339)

Total increase (decrease) in net assets	327,884	(379,975)	40,966	(1,118,537)	(30,515)	28,736

Net assets at beginning of period	2,801,075	3,181,050	5,315,266	6,433,803	1,096,383	1,067,647

Net assets at end of period	$3,128,959	$2,801,075	$5,356,232	$5,315,266	$1,065,868	$1,096,383

	2025	2024	2025	2024	2025	2024

Units, beginning of period	26,905	30,640	53,596	64,170	39,913	41,667

Units issued	157	250	590	2,193	1,318	2,171

Units redeemed	(1,510)	(3,985)	(7,741)	(12,767)	(4,149)	(3,925)

Units, end of period	25,552	26,905	46,445	53,596	37,082	39,913

See accompanying notes.

34 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	High Yield Trust Series II		International Equity Index Series I		International Equity Index Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$170,281	$185,382	$17,134	$10,930	$60,134	$44,171

Expenses:

Mortality and expense risk and administrative charges	(38,559)	(43,836)	(11,154)	(10,073)	(48,268)	(52,281)

Net investment income (loss)	131,722	141,546	5,980	857	11,866	(8,110)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	-	-

Net realized gain (loss)	(29,881)	(32,990)	32,038	11,356	184,967	73,409

Realized gains (losses)	(29,881)	(32,990)	32,038	11,356	184,967	73,409

Unrealized appreciation (depreciation) during the period	36,053	86,257	165,939	11,771	636,375	45,436

Net increase (decrease) in net assets from operations	137,894	194,813	203,957	23,984	833,208	110,735

Changes from principal transactions:

Purchase payments	1,400	1,480	-	-	520	495

Transfers between sub-accounts and the company	(46,723)	(70,188)	8,093	64,000	(554,601)	(346,280)

Withdrawals	(363,474)	(276,440)	(56,283)	(42,880)	(217,401)	(156,427)

Annual contract fee	(9,505)	(11,217)	(256)	(267)	(9,249)	(10,843)

Net increase (decrease) in net assets from principal transactions	(418,302)	(356,365)	(48,446)	20,853	(780,731)	(513,055)

Total increase (decrease) in net assets	(280,408)	(161,552)	155,511	44,837	52,477	(402,320)

Net assets at beginning of period	2,757,888	2,919,440	679,835	634,998	3,046,885	3,449,205

Net assets at end of period	$2,477,480	$2,757,888	$835,346	$679,835	$3,099,362	$3,046,885

	2025	2024	2025	2024	2025	2024

Units, beginning of period	100,113	112,589	35,607	34,458	165,294	192,692

Units issued	4,598	3,400	2,328	3,392	1,662	70,420

Units redeemed	(18,722)	(15,876)	(4,449)	(2,243)	(37,542)	(97,818)

Units, end of period	85,989	100,113	33,486	35,607	129,414	165,294

See accompanying notes.

35 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	International Equity Index Series NAV		International Small Company Trust Series I		International Small Company Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$18,114	$14,134	$26,282	$29,113	$30,244	$43,943

Expenses:

Mortality and expense risk and administrative charges	(13,221)	(13,959)	(17,158)	(15,419)	(24,663)	(27,524)

Net investment income (loss)	4,893	175	9,124	13,694	5,581	16,419

Realized gains (losses) on investments:

Capital gain distributions received	-	-	51,765	7,971	64,390	12,840

Net realized gain (loss)	33,407	18,479	18,401	2,663	58,308	23,789

Realized gains (losses)	33,407	18,479	70,166	10,634	122,698	36,629

Unrealized appreciation (depreciation) during the period	178,185	8,317	258,443	(7,134)	340,210	(23,046)

Net increase (decrease) in net assets from operations	216,485	26,971	337,733	17,194	468,489	30,002

Changes from principal transactions:

Purchase payments	-	-	381	397	-	1,035

Transfers between sub-accounts and the company	(54,930)	23,376	(22,242)	13,055	(290,916)	(140,868)

Withdrawals	(61,780)	(122,960)	(73,114)	(41,300)	(184,547)	(279,503)

Annual contract fee	(3,560)	(3,932)	(324)	(344)	(5,460)	(7,048)

Net increase (decrease) in net assets from principal transactions	(120,270)	(103,516)	(95,299)	(28,192)	(480,923)	(426,384)

Total increase (decrease) in net assets	96,215	(76,545)	242,434	(10,998)	(12,434)	(396,382)

Net assets at beginning of period	752,105	828,650	1,045,088	1,056,086	1,600,517	1,996,899

Net assets at end of period	$848,320	$752,105	$1,287,522	$1,045,088	$1,588,083	$1,600,517

	2025	2024	2025	2024	2025	2024

Units, beginning of period	49,886	56,790	43,861	45,024	70,185	88,598

Units issued	25	1,760	26	760	502	2,287

Units redeemed	(6,772)	(8,664)	(3,274)	(1,923)	(18,044)	(20,700)

Units, end of period	43,139	49,886	40,613	43,861	52,643	70,185

See accompanying notes.

36 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II		Lifestyle Balanced Portfolio Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$64,752	$45,906	$451,321	$327,874	$178,774	$143,108

Expenses:

Mortality and expense risk and administrative charges	(20,583)	(20,985)	(156,025)	(155,818)	(78,449)	(81,606)

Net investment income (loss)	44,169	24,921	295,296	172,056	100,325	61,502

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	310,069	152,657

Net realized gain (loss)	(21,824)	(60,521)	(312,971)	(211,080)	(35,024)	(35,246)

Realized gains (losses)	(21,824)	(60,521)	(312,971)	(211,080)	275,045	117,411

Unrealized appreciation (depreciation) during the period	52,943	41,225	526,981	66,633	316,243	234,802

Net increase (decrease) in net assets from operations	75,288	5,625	509,306	27,609	691,613	413,715

Changes from principal transactions:

Purchase payments	505	505	-	600	2,400	2,400

Transfers between sub-accounts and the company	147,893	(44,508)	336,184	1,044,043	11,238	24,204

Withdrawals	(102,995)	(230,161)	(941,052)	(902,168)	(480,448)	(503,500)

Annual contract fee	(1,607)	(1,760)	(37,185)	(42,598)	(19,188)	(19,486)

Net increase (decrease) in net assets from principal transactions	43,796	(275,924)	(642,053)	99,877	(485,998)	(496,382)

Total increase (decrease) in net assets	119,084	(270,299)	(132,747)	127,486	205,615	(82,667)

Net assets at beginning of period	1,332,231	1,602,530	10,417,157	10,289,671	5,882,164	5,964,831

Net assets at end of period	$1,451,315	$1,332,231	$10,284,410	$10,417,157	$6,087,779	$5,882,164

	2025	2024	2025	2024	2025	2024

Units, beginning of period	45,409	55,161	583,835	579,425	294,707	319,986

Units issued	5,134	1,190	52,651	68,498	11,878	1,887

Units redeemed	(4,706)	(10,942)	(93,109)	(64,088)	(35,130)	(27,166)

Units, end of period	45,837	45,409	543,377	583,835	271,455	294,707

See accompanying notes.

37 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Lifestyle Balanced Portfolio Series II		Lifestyle Conservative Portfolio Series I		Lifestyle Conservative Portfolio Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$5,926,101	$5,276,469	$65,529	$57,837	$1,099,323	$1,075,970

Expenses:

Mortality and expense risk and administrative charges	(3,310,803)	(3,506,469)	(26,961)	(29,741)	(508,418)	(565,013)

Net investment income (loss)	2,615,298	1,770,000	38,568	28,096	590,905	510,957

Realized gains (losses) on investments:

Capital gain distributions received	11,931,241	6,095,626	1,157	3,294	22,910	65,884

Net realized gain (loss)	(1,483,162)	(2,116,949)	(53,901)	(42,357)	(1,041,728)	(1,052,160)

Realized gains (losses)	10,448,079	3,978,677	(52,744)	(39,063)	(1,018,818)	(986,276)

Unrealized appreciation (depreciation) during the period	13,558,086	10,589,700	156,998	69,570	3,189,442	1,506,490

Net increase (decrease) in net assets from operations	26,621,463	16,338,377	142,822	58,603	2,761,529	1,031,171

Changes from principal transactions:

Purchase payments	285,756	573,297	301	2,163	34,326	40,570

Transfers between sub-accounts and the company	(321,985)	1,103,235	65,594	-	154,219	(778,346)

Withdrawals	(30,873,413)	(28,447,787)	(265,288)	(212,069)	(6,221,917)	(4,001,450)

Annual contract fee	(1,331,492)	(1,486,934)	(1,672)	(1,911)	(283,876)	(313,970)

Net increase (decrease) in net assets from principal transactions	(32,241,134)	(28,258,189)	(201,065)	(211,817)	(6,317,248)	(5,053,196)

Total increase (decrease) in net assets	(5,619,671)	(11,919,812)	(58,243)	(153,214)	(3,555,719)	(4,022,025)

Net assets at beginning of period	235,718,825	247,638,637	1,839,896	1,993,110	36,637,205	40,659,230

Net assets at end of period	$230,099,154	$235,718,825	$1,781,653	$1,839,896	$33,081,486	$36,637,205

	2025	2024	2025	2024	2025	2024

Units, beginning of period	11,709,110	13,148,069	120,109	133,782	2,377,773	2,710,082

Units issued	133,311	213,934	3,922	3,945	88,554	54,646

Units redeemed	(1,641,990)	(1,652,893)	(16,548)	(17,618)	(479,708)	(386,955)

Units, end of period	10,200,431	11,709,110	107,483	120,109	1,986,619	2,377,773

See accompanying notes.

38 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series II		Lifestyle Growth Portfolio Series NAV

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$254,461	$205,326	$11,415,795	$10,135,002	$3,463	$2,638

Expenses:

Mortality and expense risk and administrative charges	(134,697)	(137,768)	(7,390,776)	(7,694,259)	(1,533)	(1,466)

Net investment income (loss)	119,764	67,558	4,025,019	2,440,743	1,930	1,172

Realized gains (losses) on investments:

Capital gain distributions received	753,234	369,658	39,831,964	19,953,245	9,818	4,545

Net realized gain (loss)	(41,937)	(81,818)	(7,342,193)	(9,252,987)	(889)	(1,184)

Realized gains (losses)	711,297	287,840	32,489,771	10,700,258	8,929	3,361

Unrealized appreciation (depreciation) during the period	561,309	580,155	36,793,304	36,930,217	7,394	6,886

Net increase (decrease) in net assets from operations	1,392,370	935,553	73,308,094	50,071,218	18,253	11,419

Changes from principal transactions:

Purchase payments	17,280	14,980	2,039,754	3,110,061	-	-

Transfers between sub-accounts and the company	(77,491)	31,697	(2,760,320)	(562,245)	-	-

Withdrawals	(768,908)	(1,172,083)	(57,284,441)	(64,939,549)	(5,578)	(5,578)

Annual contract fee	(27,612)	(28,021)	(3,194,895)	(3,401,605)	-	-

Net increase (decrease) in net assets from principal transactions	(856,731)	(1,153,427)	(61,199,902)	(65,793,338)	(5,578)	(5,578)

Total increase (decrease) in net assets	535,639	(217,874)	12,108,192	(15,722,120)	12,675	5,841

Net assets at beginning of period	9,674,986	9,892,860	525,630,983	541,353,103	121,517	115,676

Net assets at end of period	$10,210,625	$9,674,986	$537,739,175	$525,630,983	$134,192	$121,517

	2025	2024	2025	2024	2025	2024

Units, beginning of period	414,851	466,338	22,084,168	24,961,145	6,378	6,681

Units issued	1,124	6,524	304,722	391,913	-	-

Units redeemed	(35,865)	(58,011)	(2,745,110)	(3,268,890)	(277)	(303)

Units, end of period	380,110	414,851	19,643,780	22,084,168	6,101	6,378

See accompanying notes.

39 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Lifestyle Moderate Portfolio Series I		Lifestyle Moderate Portfolio Series II		Managed Volatility Balanced Portfolio Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$52,389	$46,361	$1,800,263	$1,674,040	$101,990	$99,004

Expenses:

Mortality and expense risk and administrative charges	(23,646)	(26,844)	(936,305)	(1,006,566)	(54,759)	(61,639)

Net investment income (loss)	28,743	19,517	863,958	667,474	47,231	37,365

Realized gains (losses) on investments:

Capital gain distributions received	44,042	35,415	1,738,827	1,294,143	143,465	15,897

Net realized gain (loss)	(38,463)	(53,355)	(783,146)	(1,434,898)	(103,345)	(302,099)

Realized gains (losses)	5,579	(17,940)	955,681	(140,755)	40,120	(286,202)

Unrealized appreciation (depreciation) during the period	132,703	96,823	4,847,128	3,120,430	208,034	569,155

Net increase (decrease) in net assets from operations	167,025	98,400	6,666,767	3,647,149	295,385	320,318

Changes from principal transactions:

Purchase payments	-	-	9,746	12,156	-	-

Transfers between sub-accounts and the company	595	1,068	(254,495)	(554,489)	1,262	31,511

Withdrawals	(208,743)	(390,384)	(7,982,290)	(7,926,511)	(625,660)	(1,103,244)

Annual contract fee	(1,735)	(2,449)	(424,965)	(458,726)	(11,048)	(11,058)

Net increase (decrease) in net assets from principal transactions	(209,883)	(391,765)	(8,652,004)	(8,927,570)	(635,446)	(1,082,791)

Total increase (decrease) in net assets	(42,858)	(293,365)	(1,985,237)	(5,280,421)	(340,061)	(762,473)

Net assets at beginning of period	1,690,297	1,983,662	66,014,869	71,295,290	3,935,092	4,697,565

Net assets at end of period	$1,647,439	$1,690,297	$64,029,632	$66,014,869	$3,595,031	$3,935,092

	2025	2024	2025	2024	2025	2024

Units, beginning of period	93,285	114,725	3,594,191	4,093,727	129,740	169,415

Units issued	3,489	44	26,022	62,351	59	2,236

Units redeemed	(14,799)	(21,484)	(474,387)	(561,887)	(17,657)	(41,911)

Units, end of period	81,975	93,285	3,145,826	3,594,191	112,142	129,740

See accompanying notes.

40 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Managed Volatility Balanced Portfolio Series II		Managed Volatility Conservative Portfolio Series I		Managed Volatility Conservative Portfolio Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$2,587,064	$2,681,623	$19,171	$17,533	$638,335	$627,504

Expenses:

Mortality and expense risk and administrative charges	(1,561,901)	(1,720,052)	(8,043)	(8,709)	(284,088)	(322,254)

Net investment income (loss)	1,025,163	961,571	11,128	8,824	354,247	305,250

Realized gains (losses) on investments:

Capital gain distributions received	4,004,240	470,850	-	-	-	-

Net realized gain (loss)	(2,721,967)	(4,096,258)	(7,690)	(48,899)	(362,443)	(716,944)

Realized gains (losses)	1,282,273	(3,625,408)	(7,690)	(48,899)	(362,443)	(716,944)

Unrealized appreciation (depreciation) during the period	5,933,766	11,416,316	31,564	49,375	1,337,851	844,381

Net increase (decrease) in net assets from operations	8,241,202	8,752,479	35,002	9,300	1,329,655	432,687

Changes from principal transactions:

Purchase payments	10,601	14,698	-	-	125	300

Transfers between sub-accounts and the company	(493,329)	(147,316)	-	(73,579)	55,778	(742,843)

Withdrawals	(16,515,888)	(14,043,657)	(46,620)	(157,261)	(2,194,819)	(2,963,392)

Annual contract fee	(721,798)	(800,168)	(71)	(113)	(169,998)	(193,744)

Net increase (decrease) in net assets from principal transactions	(17,720,414)	(14,976,443)	(46,691)	(230,953)	(2,308,914)	(3,899,679)

Total increase (decrease) in net assets	(9,479,212)	(6,223,964)	(11,689)	(221,653)	(979,259)	(3,466,992)

Net assets at beginning of period	113,993,008	120,216,972	532,246	753,899	20,017,053	23,484,045

Net assets at end of period	$104,513,796	$113,993,008	$520,557	$532,246	$19,037,794	$20,017,053

	2025	2024	2025	2024	2025	2024

Units, beginning of period	4,656,952	5,305,911	20,273	28,137	1,101,803	1,322,820

Units issued	41,784	35,192	-	1,840	16,466	10,211

Units redeemed	(745,650)	(684,151)	(1,539)	(9,704)	(136,392)	(231,228)

Units, end of period	3,953,086	4,656,952	18,734	20,273	981,877	1,101,803

See accompanying notes.

41 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series II		Managed Volatility Moderate Portfolio Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$87,663	$68,409	$2,548,784	$2,578,795	$39,052	$35,832

Expenses:

Mortality and expense risk and administrative charges	(49,043)	(44,884)	(1,921,803)	(2,133,715)	(17,700)	(23,710)

Net investment income (loss)	38,620	23,525	626,981	445,080	21,352	12,122

Realized gains (losses) on investments:

Capital gain distributions received	208,095	19,646	7,312,427	860,009	25,153	-

Net realized gain (loss)	(43,880)	(71,680)	(3,287,357)	(5,695,057)	(29,155)	(106,200)

Realized gains (losses)	164,215	(52,034)	4,025,070	(4,835,048)	(4,002)	(106,200)

Unrealized appreciation (depreciation) during the period	126,636	350,323	6,488,375	18,342,214	72,404	209,153

Net increase (decrease) in net assets from operations	329,471	321,814	11,140,426	13,952,246	89,754	115,075

Changes from principal transactions:

Purchase payments	-	-	692,305	108,396	-	-

Transfers between sub-accounts and the company	279,839	143,534	(552,104)	(1,087,492)	116	415

Withdrawals	(140,743)	(258,110)	(17,850,290)	(17,862,142)	(120,797)	(595,808)

Annual contract fee	(10,004)	(10,015)	(910,647)	(1,007,967)	(1,258)	(1,339)

Net increase (decrease) in net assets from principal transactions	129,092	(124,591)	(18,620,736)	(19,849,205)	(121,939)	(596,732)

Total increase (decrease) in net assets	458,563	197,223	(7,480,310)	(5,896,959)	(32,185)	(481,657)

Net assets at beginning of period	3,379,897	3,182,674	138,998,957	144,895,916	1,289,124	1,770,781

Net assets at end of period	$3,838,460	$3,379,897	$131,518,647	$138,998,957	$1,256,939	$1,289,124

	2025	2024	2025	2024	2025	2024

Units, beginning of period	109,067	113,423	5,292,321	6,078,333	37,101	55,771

Units issued	10,918	4,681	60,758	48,927	9	16

Units redeemed	(7,963)	(9,037)	(748,239)	(834,939)	(3,455)	(18,686)

Units, end of period	112,022	109,067	4,604,840	5,292,321	33,655	37,101

See accompanying notes.

42 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Managed Volatility Moderate Portfolio Series II		Mid Cap Growth Trust Series I		Mid Cap Growth Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$1,022,511	$1,040,247	$-	$-	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(519,050)	(586,535)	(99,071)	(94,724)	(112,008)	(130,135)

Net investment income (loss)	503,461	453,712	(99,071)	(94,724)	(112,008)	(130,135)

Realized gains (losses) on investments:

Capital gain distributions received	757,369	-	-	-	-	-

Net realized gain (loss)	(1,024,642)	(1,257,135)	(383,681)	(501,385)	(304,954)	(3,656,909)

Realized gains (losses)	(267,273)	(1,257,135)	(383,681)	(501,385)	(304,954)	(3,656,909)

Unrealized appreciation (depreciation) during the period	2,450,698	3,435,193	780,577	1,918,270	718,590	5,476,435

Net increase (decrease) in net assets from operations	2,686,886	2,631,770	297,825	1,322,161	301,628	1,689,391

Changes from principal transactions:

Purchase payments	102,360	450	1,239	1,045	13,242	9,740

Transfers between sub-accounts and the company	(438,099)	(616,486)	4,516	(67,838)	77,329	(1,546,188)

Withdrawals	(5,247,158)	(5,321,702)	(414,498)	(560,873)	(471,536)	(1,536,586)

Annual contract fee	(281,063)	(313,955)	(2,572)	(2,697)	(13,643)	(21,130)

Net increase (decrease) in net assets from principal transactions	(5,863,960)	(6,251,693)	(411,315)	(630,363)	(394,608)	(3,094,164)

Total increase (decrease) in net assets	(3,177,074)	(3,619,923)	(113,490)	691,798	(92,980)	(1,404,773)

Net assets at beginning of period	40,009,091	43,629,014	6,692,618	6,000,820	7,339,153	8,743,926

Net assets at end of period	$36,832,017	$40,009,091	$6,579,128	$6,692,618	$7,246,173	$7,339,153

	2025	2024	2025	2024	2025	2024

Units, beginning of period	1,766,405	2,051,289	98,998	109,486	93,719	134,994

Units issued	12,554	7,046	683	214	2,255	482

Units redeemed	(259,510)	(291,930)	(6,589)	(10,702)	(7,410)	(41,757)

Units, end of period	1,519,449	1,766,405	93,092	98,998	88,564	93,719

See accompanying notes.

43 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Mid Cap Index Trust Series I		Mid Cap Index Trust Series II		Mid Value Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$45,610	$42,031	$76,285	$71,082	$16,126	$5,412

Expenses:

Mortality and expense risk and administrative charges	(55,529)	(61,549)	(114,416)	(126,396)	(21,360)	(24,360)

Net investment income (loss)	(9,919)	(19,518)	(38,131)	(55,314)	(5,234)	(18,948)

Realized gains (losses) on investments:

Capital gain distributions received	276,711	137,246	543,731	276,131	248,942	79,963

Net realized gain (loss)	(29,253)	(39,663)	5,420	(16,482)	11,509	8,713

Realized gains (losses)	247,458	97,583	549,151	259,649	260,451	88,676

Unrealized appreciation (depreciation) during the period	(43,293)	386,135	(151,177)	681,971	(196,910)	150,811

Net increase (decrease) in net assets from operations	194,246	464,200	359,843	886,306	58,307	220,539

Changes from principal transactions:

Purchase payments	283	433	3,672	11,217	-	-

Transfers between sub-accounts and the company	73,791	(301,079)	59,492	(117,744)	(15,287)	25,464

Withdrawals	(339,011)	(388,823)	(875,597)	(932,908)	(114,113)	(289,721)

Annual contract fee	(669)	(851)	(22,642)	(25,377)	(507)	(860)

Net increase (decrease) in net assets from principal transactions	(265,606)	(690,320)	(835,075)	(1,064,812)	(129,907)	(265,117)

Total increase (decrease) in net assets	(71,360)	(226,120)	(475,232)	(178,506)	(71,600)	(44,578)

Net assets at beginning of period	3,933,254	4,159,374	7,972,888	8,151,394	1,488,959	1,533,537

Net assets at end of period	$3,861,894	$3,933,254	$7,497,656	$7,972,888	$1,417,359	$1,488,959

	2025	2024	2025	2024	2025	2024

Units, beginning of period	55,769	65,799	133,371	151,528	25,321	29,874

Units issued	1,543	360	3,323	2,787	309	528

Units redeemed	(5,503)	(10,390)	(17,169)	(20,944)	(2,487)	(5,081)

Units, end of period	51,809	55,769	119,525	133,371	23,143	25,321

See accompanying notes.

44 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Mid Value Trust Series II		Money Market Trust Series I		Money Market Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$66,203	$13,090	$44,708	$65,894	$150,472	$220,665

Expenses:

Mortality and expense risk and administrative charges	(104,912)	(111,547)	(16,725)	(20,231)	(58,633)	(70,585)

Net investment income (loss)	(38,709)	(98,457)	27,983	45,663	91,839	150,080

Realized gains (losses) on investments:

Capital gain distributions received	1,206,878	368,697	-	-	-	-

Net realized gain (loss)	(17,203)	(20,236)	-	-	-	-

Realized gains (losses)	1,189,675	348,461	-	-	-	-

Unrealized appreciation (depreciation) during the period	(894,714)	709,893	-	-	-	-

Net increase (decrease) in net assets from operations	256,252	959,897	27,983	45,663	91,839	150,080

Changes from principal transactions:

Purchase payments	2,961	45	-	-	-	-

Transfers between sub-accounts and the company	39,764	36,540	69,785	(292,742)	8,473	(45,926)

Withdrawals	(577,860)	(806,620)	(323,208)	125,937	(524,213)	(687,383)

Annual contract fee	(18,530)	(21,321)	(2,011)	(2,058)	(42,077)	(51,911)

Net increase (decrease) in net assets from principal transactions	(553,665)	(791,356)	(255,434)	(168,863)	(557,817)	(785,220)

Total increase (decrease) in net assets	(297,413)	168,541	(227,451)	(123,200)	(465,978)	(635,140)

Net assets at beginning of period	7,199,233	7,030,692	1,265,241	1,388,441	4,339,899	4,975,039

Net assets at end of period	$6,901,820	$7,199,233	$1,037,790	$1,265,241	$3,873,921	$4,339,899

	2025	2024	2025	2024	2025	2024

Units, beginning of period	126,647	141,578	80,778	93,704	368,458	437,445

Units issued	1,604	8,063	4,031	975	10,782	8,945

Units redeemed	(11,566)	(22,994)	(19,078)	(13,901)	(58,820)	(77,932)

Units, end of period	116,685	126,647	65,731	80,778	320,420	368,458

See accompanying notes.

45 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series I		Opportunistic Fixed Income Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$11,750	$15,109	$73,427	$33,451	$248,795	$133,740

Expenses:

Mortality and expense risk and administrative charges	(4,772)	(5,011)	(16,496)	(15,127)	(63,507)	(67,362)

Net investment income (loss)	6,978	10,098	56,931	18,324	185,288	66,378

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	-	-

Net realized gain (loss)	-	-	(17,251)	(21,869)	(94,937)	(125,190)

Realized gains (losses)	-	-	(17,251)	(21,869)	(94,937)	(125,190)

Unrealized appreciation (depreciation) during the period	-	-	47,526	(15,713)	211,833	(30,905)

Net increase (decrease) in net assets from operations	6,978	10,098	87,206	(19,258)	302,184	(89,717)

Changes from principal transactions:

Purchase payments	-	-	165	180	3,513	14,343

Transfers between sub-accounts and the company	6,415	(7,912)	196,104	2,608	171,670	152,390

Withdrawals	(27,408)	(21,500)	(80,056)	(108,583)	(471,627)	(575,430)

Annual contract fee	(1,102)	(1,483)	(293)	(397)	(13,665)	(15,563)

Net increase (decrease) in net assets from principal transactions	(22,095)	(30,895)	115,920	(106,192)	(310,109)	(424,260)

Total increase (decrease) in net assets	(15,117)	(20,797)	203,126	(125,450)	(7,925)	(513,977)

Net assets at beginning of period	302,339	323,136	1,009,191	1,134,641	4,165,138	4,679,115

Net assets at end of period	$287,222	$302,339	$1,212,317	$1,009,191	$4,157,213	$4,165,138

	2025	2024	2025	2024	2025	2024

Units, beginning of period	23,822	26,294	26,797	29,906	214,465	235,879

Units issued	787	685	5,101	205	15,323	13,512

Units redeemed	(2,488)	(3,157)	(2,200)	(3,314)	(30,696)	(34,926)

Units, end of period	22,121	23,822	29,698	26,797	199,092	214,465

See accompanying notes.

46 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Real Estate Securities Trust Series I		Real Estate Securities Trust Series II		Science & Technology Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$17,484	$21,866	$45,447	$60,667	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(13,799)	(16,901)	(42,588)	(49,008)	(156,146)	(143,623)

Net investment income (loss)	3,685	4,965	2,859	11,659	(156,146)	(143,623)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	2,174,596	-

Net realized gain (loss)	8,027	73,978	54,022	23,338	(290,703)	(1,050,480)

Realized gains (losses)	8,027	73,978	54,022	23,338	1,883,893	(1,050,480)

Unrealized appreciation (depreciation) during the period	(21,124)	21,759	(97,082)	231,713	459,749	4,122,841

Net increase (decrease) in net assets from operations	(9,412)	100,702	(40,201)	266,710	2,187,496	2,928,738

Changes from principal transactions:

Purchase payments	-	-	2,288	2,314	2,235	2,118

Transfers between sub-accounts and the company	25,739	(171,164)	(34,357)	(141,741)	(129,648)	(137,370)

Withdrawals	(78,175)	(151,535)	(413,383)	(207,828)	(968,993)	(1,039,924)

Annual contract fee	(379)	(411)	(6,982)	(7,472)	(2,883)	(3,042)

Net increase (decrease) in net assets from principal transactions	(52,815)	(323,110)	(452,434)	(354,727)	(1,099,289)	(1,178,218)

Total increase (decrease) in net assets	(62,227)	(222,408)	(492,635)	(88,017)	1,088,207	1,750,520

Net assets at beginning of period	996,261	1,218,669	3,130,486	3,218,503	10,682,506	8,931,986

Net assets at end of period	$934,034	$996,261	$2,637,851	$3,130,486	$11,770,713	$10,682,506

	2025	2024	2025	2024	2025	2024

Units, beginning of period	13,032	17,570	57,043	63,730	116,569	130,062

Units issued	372	142	1,713	1,603	420	6,360

Units redeemed	(1,103)	(4,680)	(9,904)	(8,290)	(11,033)	(19,853)

Units, end of period	12,301	13,032	48,852	57,043	105,956	116,569

See accompanying notes.

47 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Science & Technology Trust Series II		Select Bond Trust Series I		Select Bond Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$(1)	$-	$16,581	$14,054	$1,736,067	$1,513,664

Expenses:

Mortality and expense risk and administrative charges	(157,325)	(160,717)	(3,837)	(3,864)	(661,581)	(694,077)

Net investment income (loss)	(157,326)	(160,717)	12,744	10,190	1,074,486	819,587

Realized gains (losses) on investments:

Capital gain distributions received	2,527,924	-	-	-	-	-

Net realized gain (loss)	(415,975)	(981,237)	(5,184)	(8,193)	(800,870)	(779,491)

Realized gains (losses)	2,111,949	(981,237)	(5,184)	(8,193)	(800,870)	(779,491)

Unrealized appreciation (depreciation) during the period	93,912	4,405,389	17,143	1,006	2,151,731	37,122

Net increase (decrease) in net assets from operations	2,048,535	3,263,435	24,703	3,003	2,425,347	77,218

Changes from principal transactions:

Purchase payments	5,242	750	-	-	13,456	25,781

Transfers between sub-accounts and the company	(209,806)	(77,521)	17,051	30,179	2,259,797	3,302,088

Withdrawals	(2,085,026)	(1,076,399)	(28,923)	(45,712)	(5,146,264)	(5,072,945)

Annual contract fee	(28,944)	(37,945)	(4,044)	(3,938)	(213,957)	(239,325)

Net increase (decrease) in net assets from principal transactions	(2,318,534)	(1,191,115)	(15,916)	(19,471)	(3,086,968)	(1,984,401)

Total increase (decrease) in net assets	(269,999)	2,072,320	8,787	(16,468)	(661,621)	(1,907,183)

Net assets at beginning of period	11,717,129	9,644,809	395,544	412,012	44,173,626	46,080,809

Net assets at end of period	$11,447,130	$11,717,129	$404,331	$395,544	$43,512,005	$44,173,626

	2025	2024	2025	2024	2025	2024

Units, beginning of period	99,246	110,940	27,757	29,111	3,471,831	3,618,431

Units issued	2,451	7,121	1,839	2,098	572,423	664,463

Units redeemed	(20,925)	(18,815)	(2,928)	(3,452)	(807,555)	(811,063)

Units, end of period	80,772	99,246	26,668	27,757	3,236,699	3,471,831

See accompanying notes.

48 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Short Term Government Income Trust Series I		Short Term Government Income Trust Series II		Small Cap Core Trust Series II

	2025	2024	2025	2024	2025 (a)	2024

Income:

Dividend distributions received	$26,718	$15,375	$29,693	$13,085	$17,114	$11,001

Expenses:

Mortality and expense risk and administrative charges	(24,031)	(28,856)	(30,219)	(33,520)	(26,693)	(30,826)

Net investment income (loss)	2,687	(13,481)	(526)	(20,435)	(9,579)	(19,825)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	173,186	112,160

Net realized gain (loss)	(21,087)	(20,326)	3,239	(37,391)	(53,071)	(75,512)

Realized gains (losses)	(21,087)	(20,326)	3,239	(37,391)	120,115	36,648

Unrealized appreciation (depreciation) during the period	76,626	55,391	55,624	75,607	(144,821)	71,666

Net increase (decrease) in net assets from operations	58,226	21,584	58,337	17,781	(34,285)	88,489

Changes from principal transactions:

Purchase payments	35,515	325	-	-	-	-

Transfers between sub-accounts and the company	(13,255)	215,144	317,510	(134,845)	39,985	(2,047)

Withdrawals	(463,192)	(177,059)	(377,940)	(265,699)	(91,489)	(238,335)

Annual contract fee	(292)	(323)	(3,912)	(4,626)	(3,462)	(3,742)

Net increase (decrease) in net assets from principal transactions	(441,224)	38,087	(64,342)	(405,170)	(54,966)	(244,124)

Total increase (decrease) in net assets	(382,998)	59,671	(6,005)	(387,389)	(89,251)	(155,635)

Net assets at beginning of period	1,847,846	1,788,175	1,803,731	2,191,120	1,922,191	2,077,826

Net assets at end of period	$1,464,848	$1,847,846	$1,797,726	$1,803,731	$1,832,940	$1,922,191

	2025	2024	2025	2024	2025	2024

Units, beginning of period	161,463	158,458	164,666	201,525	48,003	53,987

Units issued	5,337	24,966	44,242	12,219	1,749	1,467

Units redeemed	(44,055)	(21,961)	(50,077)	(49,078)	(3,098)	(7,451)

Units, end of period	122,745	161,463	158,831	164,666	46,654	48,003

	(a) Renamed on April 28, 2025. Previously known as Small Cap Value Trust Series II.

See accompanying notes.

49 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Small Cap Index Trust Series I		Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$2,688	$1,303	$45,696	$13,418	$26,391 $	14,673

Expenses:

Mortality and expense risk and administrative charges	(3,292)	(3,972)	(66,133)	(74,196)	(37,761)	(39,624)

Net investment income (loss)	(604)	(2,669)	(20,437)	(60,778)	(11,370)	(24,951)

Realized gains (losses) on investments:

Capital gain distributions received	12,737	6,418	251,126	102,925	216,747	154,811

Net realized gain (loss)	(7,710)	4,305	(30,556)	(60,229)	(15,965)	(14,738)

Realized gains (losses)	5,027	10,723	220,570	42,696	200,782	140,073

Unrealized appreciation (depreciation) during the period	14,692	18,402	220,813	377,260	1,980	72,597

Net increase (decrease) in net assets from operations	19,115	26,456	420,946	359,178	191,392	187,719

Changes from principal transactions:

Purchase payments	-	-	2,920	2,975	280	300

Transfers between sub-accounts and the company	(21,897)	(5,157)	(316,980)	122,293	(32,451)	(77,791)

Withdrawals	(9,537)	(32,830)	(582,482)	(488,115)	(109,158)	(159,410)

Annual contract fee	(94)	(106)	(14,080)	(16,921)	(371)	(446)

Net increase (decrease) in net assets from principal transactions	(31,528)	(38,093)	(910,622)	(379,768)	(141,700)	(237,347)

Total increase (decrease) in net assets	(12,413)	(11,637)	(489,676)	(20,590)	49,692	(49,628)

Net assets at beginning of period	242,416	254,053	4,810,431	4,831,021	2,690,949	2,740,577

Net assets at end of period	$230,003	$242,416	$4,320,755	$4,810,431	$2,740,641	$2,690,949

	2025	2024	2025	2024	2025	2024

Units, beginning of period	5,237	5,981	104,172	114,398	41,406	45,119

Units issued	58	483	2,473	11,309	198	280

Units redeemed	(789)	(1,227)	(21,894)	(21,535)	(2,400)	(3,993)

Units, end of period	4,506	5,237	84,751	104,172	39,204	41,406

See accompanying notes.

50 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Small Cap Opportunities Trust Series II		Small Cap Stock Trust Series II		Small Company Value Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$32,607	$18,859	$-	$-	$8,674	$10,061

Expenses:

Mortality and expense risk and administrative charges	(61,664)	(77,951)	(23,861)	(24,682)	(25,632)	(27,777)

Net investment income (loss)	(29,057)	(59,092)	(23,861)	(24,682)	(16,958)	(17,716)

Realized gains (losses) on investments:

Capital gain distributions received	324,608	287,878	-	-	161,003	70,765

Net realized gain (loss)	(26,526)	(120,715)	(64,155)	(185,496)	(4,549)	(110,783)

Realized gains (losses)	298,082	167,163	(64,155)	(185,496)	156,454	(40,018)

Unrealized appreciation (depreciation) during the period	(4,333)	206,307	265,038	365,707	(48,369)	215,613

Net increase (decrease) in net assets from operations	264,692	314,378	177,022	155,529	91,127	157,879

Changes from principal transactions:

Purchase payments	9,361	7,320	-	-	-	-

Transfers between sub-accounts and the company	(101,176)	(753,399)	10,445	(16,425)	22,517	11,093

Withdrawals	(1,110,151)	(601,827)	(91,991)	(131,316)	(110,580)	(223,447)

Annual contract fee	(15,728)	(21,420)	(1,958)	(2,101)	(674)	(868)

Net increase (decrease) in net assets from principal transactions	(1,217,694)	(1,369,326)	(83,504)	(149,842)	(88,737)	(213,222)

Total increase (decrease) in net assets	(953,002)	(1,054,948)	93,518	5,687	2,390	(55,343)

Net assets at beginning of period	4,966,570	6,021,518	1,677,144	1,671,457	1,792,987	1,848,330

Net assets at end of period	$4,013,568	$4,966,570	$1,770,662	$1,677,144	$1,795,377	$1,792,987

	2025	2024	2025	2024	2025	2024

Units, beginning of period	80,976	104,672	34,186	37,197	27,906	31,221

Units issued	1,615	2,038	327	1,334	343	311

Units redeemed	(21,225)	(25,734)	(2,093)	(4,345)	(1,763)	(3,626)

Units, end of period	61,366	80,976	32,420	34,186	26,486	27,906

See accompanying notes.

51 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Small Company Value Trust Series II		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$13,950	$18,886	$121,088	$44,457	$234,577	$82,585

Expenses:

Mortality and expense risk and administrative charges	(62,537)	(70,919)	(21,763)	(24,050)	(47,329)	(51,043)

Net investment income (loss)	(48,587)	(52,033)	99,325	20,407	187,248	31,542

Realized gains (losses) on investments:

Capital gain distributions received	397,455	189,413	-	-	-	-

Net realized gain (loss)	(25,090)	(161,348)	(10,344)	(17,188)	(19,313)	(32,309)

Realized gains (losses)	372,365	28,065	(10,344)	(17,188)	(19,313)	(32,309)

Unrealized appreciation (depreciation) during the period	(113,381)	392,319	167	22,965	(4,140)	42,703

Net increase (decrease) in net assets from operations	210,397	368,351	89,148	26,184	163,795	41,936

Changes from principal transactions:

Purchase payments	800	840	378	1,538	960	1,979

Transfers between sub-accounts and the company	4,503	111,858	13,417	34,976	89,904	227,673

Withdrawals	(468,193)	(817,597)	(210,645)	(241,364)	(466,778)	(358,689)

Annual contract fee	(9,927)	(10,071)	(465)	(607)	(7,984)	(9,272)

Net increase (decrease) in net assets from principal transactions	(472,817)	(714,970)	(197,315)	(205,457)	(383,898)	(138,309)

Total increase (decrease) in net assets	(262,420)	(346,619)	(108,167)	(179,273)	(220,103)	(96,373)

Net assets at beginning of period	4,368,177	4,714,796	1,629,382	1,808,655	3,266,799	3,363,172

Net assets at end of period	$4,105,757	$4,368,177	$1,521,215	$1,629,382	$3,046,696	$3,266,799

	2025	2024	2025	2024	2025	2024

Units, beginning of period	85,290	99,340	66,476	75,009	141,618	147,529

Units issued	1,651	4,340	1,789	2,637	7,100	12,529

Units redeemed	(10,867)	(18,390)	(9,718)	(11,170)	(23,378)	(18,440)

Units, end of period	76,074	85,290	58,547	66,476	125,340	141,618

See accompanying notes.

52 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Total Bond Market Series Trust NAV		Total Bond Market Trust Series II		Total Stock Market Index Trust Series I

	2025	2024	2025	2024	2025	2024

Income:

Dividend distributions received	$18,819	$15,073	$148,517	$146,062	$36,062	$19,343

Expenses:

Mortality and expense risk and administrative charges	(4,879)	(4,898)	(69,922)	(76,715)	(60,833)	(59,590)

Net investment income (loss)	13,940	10,175	78,595	69,347	(24,771)	(40,247)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	82,014	158,610

Net realized gain (loss)	(6,222)	(9,015)	(281,762)	(223,346)	183,985	123,191

Realized gains (losses)	(6,222)	(9,015)	(281,762)	(223,346)	265,999	281,801

Unrealized appreciation (depreciation) during the period	21,125	(710)	428,137	109,900	346,722	545,034

Net increase (decrease) in net assets from operations	28,843	450	224,970	(44,099)	587,950	786,588

Changes from principal transactions:

Purchase payments	-	-	-	-	1,320	1,455

Transfers between sub-accounts and the company	25,227	43,480	79,378	(96,655)	(106,035)	(6,955)

Withdrawals	(37,149)	(54,691)	(1,424,847)	(300,605)	(358,462)	(314,764)

Annual contract fee	(5,148)	(4,993)	(27,729)	(35,248)	(1,168)	(1,259)

Net increase (decrease) in net assets from principal transactions	(17,070)	(16,204)	(1,373,198)	(432,508)	(464,345)	(321,523)

Total increase (decrease) in net assets	11,773	(15,754)	(1,148,228)	(476,607)	123,605	465,065

Net assets at beginning of period	502,940	518,694	5,155,727	5,632,334	4,195,859	3,730,794

Net assets at end of period	$514,713	$502,940	$4,007,499	$5,155,727	$4,319,464	$4,195,859

	2025	2024	2025	2024	2025	2024

Units, beginning of period	39,247	40,488	441,660	480,244	81,521	88,196

Units issued	2,927	3,348	39,066	60,359	831	1,771

Units redeemed	(4,223)	(4,589)	(152,200)	(98,943)	(9,308)	(8,446)

Units, end of period	37,951	39,247	328,526	441,660	73,044	81,521

See accompanying notes.

53 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Total Stock Market Index Trust Series II		U.S. Growth Trust - Series I		U.S. Growth Trust - Series II

	2025	2024	2025 (b)	2024	2025 (c)	2024

Income:

Dividend distributions received	$46,022	$22,332	$-	$-	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(108,521)	(110,888)	(207,709)	(195,335)	(153,452)	(156,274)

Net investment income (loss)	(62,499)	(88,556)	(207,709)	(195,335)	(153,452)	(156,274)

Realized gains (losses) on investments:

Capital gain distributions received	130,101	276,337	1,520,335	704,539	1,352,264	657,071

Net realized gain (loss)	431,580	365,187	491,806	287,149	(90,793)	(127,801)

Realized gains (losses)	561,681	641,524	2,012,141	991,688	1,261,471	529,270

Unrealized appreciation (depreciation) during the period	411,209	789,568	713,778	2,565,665	564,575	2,075,944

Net increase (decrease) in net assets from operations	910,391	1,342,536	2,518,210	3,362,018	1,672,594	2,448,940

Changes from principal transactions:

Purchase payments	1,998	2,081	4,935	14,385	980	900

Transfers between sub-accounts and the company	(44,363)	(158,099)	(352,019)	4,370	(28,109)	(142,415)

Withdrawals	(858,914)	(482,667)	(1,287,474)	(1,457,090)	(1,033,470)	(1,531,684)

Annual contract fee	(23,931)	(24,836)	(3,383)	(3,797)	(22,612)	(24,455)

Net increase (decrease) in net assets from principal transactions	(925,210)	(663,521)	(1,637,941)	(1,442,132)	(1,083,211)	(1,697,654)

Total increase (decrease) in net assets	(14,819)	679,015	880,269	1,919,886	589,383	751,286

Net assets at beginning of period	6,947,527	6,268,512	14,059,873	12,139,987	9,863,067	9,111,781

Net assets at end of period	$6,932,708	$6,947,527	$14,940,142	$14,059,873	$10,452,450	$9,863,067

	2025	2024	2025	2024	2025	2024

Units, beginning of period	108,531	118,729	223,871	249,352	108,438	128,125

Units issued	2,152	10,672	1,912	7,193	1,565	5,338

Units redeemed	(16,345)	(20,870)	(25,564)	(32,674)	(13,157)	(25,025)

Units, end of period	94,338	108,531	200,219	223,871	96,846	108,438

	(b) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series I.

	(c) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series II.

See accompanying notes.

54 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	$	$	$	$	$	$

	Ultra Short Term Bond Trust Series II

	2025	2024

Income:

Dividend distributions received	$609,089	$205,512

Expenses:

Mortality and expense risk and administrative charges	(208,119)	(226,438)

Net investment income (loss)	400,970	(20,926)

Realized gains (losses) on investments:

Capital gain distributions received	-	-

Net realized gain (loss)	296,634	187,180

Realized gains (losses)	296,634	187,180

Unrealized appreciation (depreciation) during the period	(367,681)	306,866

Net increase (decrease) in net assets from operations	329,923	473,120

Changes from principal transactions:

Purchase payments	50,500	16,200

Transfers between sub-accounts and the company	6,858,864	5,389,577

Withdrawals	(8,923,887)	(8,937,632)

Annual contract fee	(63,183)	(85,679)

Net increase (decrease) in net assets from principal transactions	(2,077,706)	(3,617,534)

Total increase (decrease) in net assets	(1,747,783)	(3,144,414)

Net assets at beginning of period	13,175,268	16,319,682

Net assets at end of period	$11,427,485	$13,175,268

	2025	2024

Units, beginning of period	1,155,507	1,469,082

Units issued	972,545	1,163,020

Units redeemed	(1,153,203)	(1,476,595)

Units, end of period	974,849	1,155,507

See accompanying notes.

55 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. Organization

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A (the “Account”) is a separate account established by John Hancock Life Insurance Company of New York (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 97 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (““MFC””), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Capital Appreciation Trust Series I	U.S. Growth Trust - Series I	05/01/2025
Capital Appreciation Trust Series II	U.S. Growth Trust - Series II	05/01/2025
Small Cap Value Trust Series II	Small Cap Core Trust Series II	04/28/2025

56 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Net Assets in Payout (Annuitization) Period

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2025.

57 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Internal Revenue Service completed the audit of the Company’s consolidated federal tax return for tax years 2014-2015 and 2016-2018. The Company’s consolidated federal tax return for the years 2019- 2022 are currently under examination by the Internal Revenue Service. The years from 2022 on are also open for examination by the Internal Revenue Service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2025, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

58 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2025. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$1,896,584,866	-	-	1,896,584,866
Total	$1,896,584,866	-	-	1,896,584,866

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2025.

59 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2025 were as follows:

Sub-Account		Purchases		Sales
500 Index Fund Series I	$	1,450,842	$	1,525,504
500 Index Fund Series II		3,219,964		4,274,783
500 Index Fund Series NAV		218,365		1,250,282
Active Bond Trust Series I		32,843		110,537
Active Bond Trust Series II		2,400,110		2,450,116
American Asset Allocation Trust Series I		621,080		814,373
American Asset Allocation Trust Series II		5,520,790		8,570,238
American Global Growth Trust Series II		772,111		1,896,358
American Global Growth Trust Series III		617		893
American Growth Trust Series II		8,949,240		16,639,798
American Growth Trust Series III		41,600		51,434
American Growth-Income Trust Series I		862,995		1,243,472
American Growth-Income Trust Series II		8,253,710		11,141,500
American Growth-Income Trust Series III		58,519		65,697
American International Trust Series II		404,059		6,363,148
American International Trust Series III		2,495		33,996
Blue Chip Growth Trust Series I		4,136,421		4,638,087
Blue Chip Growth Trust Series II		3,039,260		2,881,827
Capital Appreciation Value Trust Series II		2,323,299		2,842,232
Core Bond Trust Series I		658,252		295,464
Core Bond Trust Series II		875,689		847,559
Disciplined Value Emerging Markets Value Trust Series II		164,609		864,767
Disciplined Value International Trust Series I		319,378		384,342
Disciplined Value International Trust Series II		712,576		1,045,617
Equity Income Trust Series I		3,485,256		2,083,702
Equity Income Trust Series II		2,516,803		2,042,522
Financial Industries Trust Series I		44,460		37,641
Financial Industries Trust Series II		117,931		420,606
Fundamental All Cap Core Trust Series II		696,047		1,313,833
Fundamental Large Cap Value Trust Series I		3,288,061		2,977,200
Fundamental Large Cap Value Trust Series II		2,772,445		3,999,708
Global Equity Trust Series I		766,556		683,703
Global Equity Trust Series II		428,302		799,970
Health Sciences Trust Series I		399,843		202,770
Health Sciences Trust Series II		847,172		898,147
High Yield Trust Series I		107,912		136,239
High Yield Trust Series II		298,236		584,816
International Equity Index Series I		66,446		108,911
International Equity Index Series II		96,917		865,783
International Equity Index Series NAV		18,563		133,940
International Small Company Trust Series I		78,657		113,066
International Small Company Trust Series II		107,959		518,911
Investment Quality Bond Trust Series I		250,954		162,990
Investment Quality Bond Trust Series II		1,407,887		1,754,644
Lifestyle Balanced Portfolio Series I		729,826		805,431
Lifestyle Balanced Portfolio Series II		20,718,973		38,413,568
Lifestyle Conservative Portfolio Series I		132,551		293,890
Lifestyle Conservative Portfolio Series II		2,511,413		8,214,845
Lifestyle Growth Portfolio Series I		1,025,912		1,009,645

60 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

6. Purchases and Sales of Investments (continued):

Sub-Account		Purchases		Sales
Lifestyle Growth Portfolio Series II	$	59,472,691	$	76,815,611
Lifestyle Growth Portfolio Series NAV		13,281		7,112
Lifestyle Moderate Portfolio Series I		161,223		298,321
Lifestyle Moderate Portfolio Series II		4,047,084		10,096,303
Managed Volatility Balanced Portfolio Series I		247,740		692,490
Managed Volatility Balanced Portfolio Series II		7,480,627		20,171,638
Managed Volatility Conservative Portfolio Series I		19,171		54,734
Managed Volatility Conservative Portfolio Series II		966,862		2,921,528
Managed Volatility Growth Portfolio Series I		692,682		316,875
Managed Volatility Growth Portfolio Series II		11,717,919		22,399,247
Managed Volatility Moderate Portfolio Series I		64,465		139,901
Managed Volatility Moderate Portfolio Series II		2,069,973		6,673,102
Mid Cap Growth Trust Series I		42,011		552,397
Mid Cap Growth Trust Series II		181,585		688,201
Mid Cap Index Trust Series I		435,186		434,000
Mid Cap Index Trust Series II		813,989		1,143,463
Mid Value Trust Series I		283,711		169,909
Mid Value Trust Series II		1,361,278		746,774
Money Market Trust Series I		114,815		342,266
Money Market Trust Series II		277,377		743,356
Money Market Trust Series NAV		21,835		36,953
Opportunistic Fixed Income Trust Series I		276,078		103,225
Opportunistic Fixed Income Trust Series II		564,216		689,037
Real Estate Securities Trust Series I		46,187		95,317
Real Estate Securities Trust Series II		131,632		581,207
Science & Technology Trust Series I		2,219,697		1,300,537
Science & Technology Trust Series II		2,847,022		2,794,958
Select Bond Trust Series I		43,428		46,599
Select Bond Trust Series II		9,322,543		11,335,026
Short Term Government Income Trust Series I		87,825		526,362
Short Term Government Income Trust Series II		534,326		599,194
Small Cap Core Trust Series II		256,799		148,158
Small Cap Index Trust Series I		18,106		37,500
Small Cap Index Trust Series II		407,671		1,087,604
Small Cap Opportunities Trust Series I		254,557		190,881
Small Cap Opportunities Trust Series II		452,884		1,375,027
Small Cap Stock Trust Series II		16,560		123,925
Small Company Value Trust Series I		192,275		136,965
Small Company Value Trust Series II		497,108		621,058
Strategic Income Opportunities Trust Series I		166,165		264,154
Strategic Income Opportunities Trust Series II		404,326		600,976
Total Bond Market Series Trust NAV		57,338		60,467
Total Bond Market Trust Series II		612,279		1,906,882
Total Stock Market Index Trust Series I		162,159		569,260
Total Stock Market Index Trust Series II		324,306		1,181,914
U.S. Growth Trust - Series I		1,643,437		1,968,751
U.S. Growth Trust - Series II		1,508,386		1,392,785
Ultra Short Term Bond Trust Series II		12,011,080		13,687,816

61 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series I(*)	2025	296	$ 61.53 to $ 58.75	$ 18,143	1.75 % to 1.40%	1.07%	15.89 % to 15.49%

	2024	302	53.09 to 50.88	15,960	1.75 to 1.40	1.05	22.85 to 22.42

	2023	327	43.21 to 41.56	14,074	1.75 to 1.40	1.20	24.15 to 23.72

	2022	362	34.81 to 33.59	12,618	1.75 to 1.40	1.20	-19.50 to -19.78

	2021	383	43.24 to 41.88	16,647	1.75 to 1.40	1.33	26.51 to 26.07

500 Index Fund Series II(*)	2025	384	56.48 to 40.66	22,608	1.85 to 1.00	0.86	16.11 to 15.12

	2024	410	49.06 to 35.02	20,880	1.85 to 1.00	0.86	23.11 to 22.06

	2023	436	40.19 to 28.45	18,127	1.85 to 1.00	1.09	24.39 to 23.34

	2022	447	32.42 to 22.87	15,063	1.90 to 1.00	1.00	-19.32 to -20.04

	2021	451	40.55 to 28.35	18,986	1.90 to 1.00	1.12	26.76 to 25.63

500 Index Fund Series NAV(*)	2025	122	67.02 to 56.36	7,211	1.75 to 0.80	1.07	16.63 to 15.53

	2024	143	57.46 to 48.79	7,313	1.75 to 0.80	1.07	23.67 to 22.49

	2023	167	46.47 to 39.83	6,963	1.75 to 0.80	1.34	24.95 to 23.78

	2022	149	37.19 to 32.18	5,015	1.75 to 0.80	1.27	-18.96 to -19.72

	2021	155	45.89 to 40.08	6,508	1.75 to 0.80	1.31	27.33 to 26.13

Active Bond Trust Series I(*)	2025	26	21.15 to 19.67	538	1.75 to 1.40	4.40	5.89 to 5.52

	2024	31	19.97 to 18.64	599	1.75 to 1.40	3.61	0.81 to 0.46

	2023	36	19.81 to 18.55	693	1.75 to 1.40	3.39	4.95 to 4.59

	2022	39	18.87 to 17.74	742	1.75 to 1.40	3.22	-15.04 to -15.34

	2021	48	22.21 to 20.95	1,058	1.75 to 1.40	3.12	-1.95 to -2.29

Active Bond Trust Series II(*)	2025	807	18.50 to 13.40	15,699	1.85 to 1.15	4.35	5.96 to 5.22

	2024	831	17.58 to 12.64	15,355	1.85 to 1.15	3.57	0.89 to 0.18

	2023	851	17.55 to 12.53	15,633	1.85 to 1.15	3.35	5.00 to 4.27

	2022	861	16.83 to 11.94	15,121	1.85 to 1.15	3.04	-15.00 to -15.59

	2021	984	19.94 to 14.04	20,399	1.85 to 1.15	2.95	-1.91 to -2.59

American Asset Allocation Trust Series I(*)	2025	150	35.37 to 33.13	5,241	1.75 to 1.40	2.14	13.79 to 13.39

	2024	169	31.08 to 29.22	5,197	1.75 to 1.40	1.77	13.99 to 0.00

	2023	180	27.17 to 25.63	4,828	1.75 to 1.40	1.85	12.32 to 11.93

	2022	197	24.19 to 22.90	4,716	1.75 to 1.40	2.29	-14.95 to -15.25

	2021	214	28.45 to 27.02	6,031	1.75 to 1.40	1.59	13.11 to 12.72

American Asset Allocation Trust Series II(*)	2025	1,567	35.06 to 31.60	52,648	1.90 to 1.00	1.96	14.17 to 13.15

	2024	1,792	30.71 to 27.93	53,062	1.90 to 1.00	1.60	14.76 to 13.72

	2023	2,029	26.76 to 24.56	52,592	1.90 to 1.00	1.75	12.55 to 11.55

	2022	2,194	23.78 to 22.02	50,839	1.90 to 1.00	2.19	-14.62 to -15.39

	2021	2,414	27.85 to 26.02	65,818	1.90 to 1.00	1.46	13.47 to 12.45

American Global Growth Trust Series II(*)	2025	167	46.94 to 42.23	7,462	1.85 to 1.00	0.89	19.88 to 18.86

	2024	206	39.16 to 35.53	7,765	1.85 to 1.00	0.98	12.01 to 11.06

	2023	247	34.96 to 31.99	8,330	1.85 to 1.00	0.42	20.81 to 19.79

	2022	262	28.94 to 26.71	7,551	1.85 to 1.00	0.42	-25.83 to -26.45

	2021	279	39.01 to 36.31	10,777	1.85 to 1.00	0.00	14.77 to 13.79

American Global Growth Trust Series III(*)	2025	0	57.47 to 57.47	6	0.80 to 0.80	1.60	20.58 to 20.58

	2024	0	47.66 to 47.66	5	0.80 to 0.80	1.47	12.67 to 12.67

	2023	0	42.30 to 42.30	5	0.80 to 0.80	0.87	21.58 to 21.58

	2022	0	34.79 to 34.79	5	0.80 to 0.80	0.70	-25.37 to -25.37

	2021	0	46.62 to 46.62	9	0.80 to 0.80	0.00	15.48 to 15.48

American Growth Trust Series II(*)	2025	659	120.18 to 82.96	78,109	1.90 to 1.00	0.54	18.54 to 17.48

	2024	774	102.31 to 69.98	77,992	1.90 to 1.00	0.00	29.71 to 28.54

	2023	968	79.59 to 53.95	75,807	1.90 to 1.00	0.07	36.52 to 35.30

	2022	1,177	58.83 to 39.52	67,843	1.90 to 1.00	1.34	-30.94 to -31.56

	2021	1,194	85.95 to 57.23	100,218	1.90 to 1.00	0.32	20.28 to 19.20

American Growth Trust Series III(*)	2025	4	95.60 to 83.59	385	1.55 to 0.80	0.95	19.21 to 18.32

	2024	5	80.19 to 70.65	358	1.55 to 0.80	0.07	30.54 to 29.56

	2023	5	61.43 to 54.53	315	1.55 to 0.80	0.07	37.35 to 36.33

	2022	7	44.72 to 40.00	293	1.55 to 0.80	1.89	-30.51 to -31.03

	2021	7	64.36 to 57.99	413	1.55 to 0.80	0.74	21.03 to 20.12

American Growth-Income Trust Series I(*)	2025	82	84.84 to 78.36	6,859	1.75 to 1.40	1.39	16.02 to 15.61

	2024	96	73.12 to 67.78	6,919	1.75 to 1.40	0.79	21.98 to 21.55

	2023	111	59.95 to 55.76	6,569	1.75 to 1.40	1.06	23.94 to 23.51

	2022	117	48.37 to 45.15	5,614	1.75 to 1.40	2.08	-17.93 to -18.22

	2021	133	58.94 to 55.21	7,736	1.75 to 1.40	0.75	21.89 to 21.47

American Growth-Income Trust Series II(*)	2025	900	74.40 to 57.77	67,458	1.90 to 1.00	1.28	16.36 to 15.32

	2024	1,033	64.52 to 49.65	66,965	1.90 to 1.00	0.70	22.42 to 21.32

	2023	1,237	53.18 to 40.55	66,001	1.90 to 1.00	0.95	24.28 to 23.17

	2022	1,396	43.18 to 32.63	60,251	1.90 to 1.00	2.07	-17.67 to -18.40

	2021	1,572	52.92 to 39.64	82,739	1.90 to 1.00	0.65	22.29 to 21.19

62 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

American Growth-Income Trust Series III(*)	2025	7	$ 67.63 to $ 59.14	$ 471	1.55 % to 0.80%	1.83%	17.16 % to 16.29%

	2024	8	57.72 to 50.85	454	1.55 to 0.80	1.15	23.17 to 22.24

	2023	9	46.87 to 41.60	424	1.55 to 0.80	1.41	25.14 to 24.21

	2022	11	37.45 to 33.49	410	1.55 to 0.80	2.53	-17.22 to -17.84

	2021	12	45.24 to 40.76	538	1.55 to 0.80	1.10	23.14 to 22.22

American International Trust Series II(*)	2025	802	40.10 to 23.30	29,616	1.90 to 1.00	0.72	24.83 to 23.72

	2024	973	32.41 to 18.66	28,936	1.90 to 1.00	0.64	1.58 to 0.66

	2023	1,036	32.20 to 18.37	30,611	1.90 to 1.00	0.84	14.09 to 13.07

	2022	1,109	28.48 to 16.10	28,862	1.90 to 1.00	2.03	-21.94 to -22.64

	2021	1,190	36.81 to 20.63	39,888	1.90 to 1.00	1.74	-2.94 to -3.81

American International Trust Series III(*)	2025	8	24.37 to 21.31	196	1.55 to 0.80	1.30	25.62 to 24.68

	2024	10	19.40 to 17.09	185	1.55 to 0.80	1.08	2.27 to 1.50

	2023	10	18.97 to 16.84	189	1.55 to 0.80	1.40	14.84 to 13.99

	2022	12	16.52 to 14.77	197	1.55 to 0.80	2.64	-21.43 to -22.02

	2021	12	21.02 to 18.94	256	1.55 to 0.80	2.29	-2.29 to -3.02

Blue Chip Growth Trust Series I(*)	2025	187	170.92 to 73.76	27,747	1.75 to 1.40	0.00	16.87 to 16.47

	2024	219	146.25 to 63.33	27,574	1.75 to 1.40	0.00	33.75 to 33.28

	2023	243	109.34 to 47.52	22,755	1.75 to 1.40	0.00	47.49 to 46.97

	2022	255	74.14 to 32.33	16,301	1.75 to 1.40	0.00	-38.95 to -39.16

	2021	269	121.43 to 53.14	28,130	1.75 to 1.40	0.00	15.24 to 14.84

Blue Chip Growth Trust Series II(*)	2025	153	96.24 to 78.43	15,677	1.90 to 1.00	0.00	17.09 to 16.04

	2024	174	82.94 to 66.98	15,349	1.90 to 1.00	0.00	34.00 to 32.79

	2023	204	62.46 to 49.99	13,462	1.90 to 1.00	0.00	47.77 to 46.46

	2022	241	42.65 to 33.83	10,775	1.90 to 1.00	0.00	-38.82 to -39.37

	2021	264	70.34 to 55.29	19,392	1.90 to 1.00	0.00	15.47 to 14.44

Capital Appreciation Value Trust Series II(*)	2025	355	45.03 to 43.90	16,034	1.90 to 1.00	1.83	10.24 to 9.26

	2024	406	41.22 to 39.82	16,734	1.90 to 1.00	0.64	11.02 to 10.02

	2023	455	37.46 to 35.87	17,026	1.90 to 1.00	1.56	16.84 to 15.80

	2022	487	32.35 to 30.70	15,685	1.90 to 1.00	0.74	-12.94 to -13.72

	2021	516	37.50 to 35.26	19,202	1.90 to 1.00	0.58	16.68 to 15.63

Core Bond Trust Series I(*)	2025	262	17.98 to 16.72	4,637	1.75 to 1.40	4.33	5.45 to 5.09

	2024	249	17.05 to 15.92	4,172	1.75 to 1.40	3.69	0.06 to -0.29

	2023	250	17.04 to 15.96	4,179	1.75 to 1.40	2.92	4.34 to 3.97

	2022	244	16.33 to 15.35	3,902	1.75 to 1.40	2.14	-14.87 to -15.17

	2021	262	19.18 to 18.10	4,941	1.75 to 1.40	1.77	-3.32 to -3.66

Core Bond Trust Series II(*)	2025	288	16.04 to 13.05	4,713	1.85 to 1.00	4.09	5.70 to 4.81

	2024	294	15.30 to 12.35	4,572	1.85 to 1.00	3.31	0.20 to -0.65

	2023	359	15.40 to 12.32	5,603	1.85 to 1.00	2.76	4.56 to 3.68

	2022	375	14.86 to 11.79	5,604	1.85 to 1.00	1.87	-14.67 to -15.39

	2021	451	17.56 to 13.81	7,941	1.85 to 1.00	1.59	-3.20 to -4.02

Disciplined Value Emerging Markets Value Trust Series II(*)	2025	171	17.03 to 15.89	2,806	1.85 to 1.00	0.96	30.37 to 29.27

	2024	217	13.06 to 12.29	2,751	1.85 to 1.00	3.76	-3.63 to -4.45

	2023	250	13.55 to 12.86	3,305	1.85 to 1.00	1.39	13.71 to 12.75

	2022	267	11.92 to 11.41	3,118	1.85 to 1.00	3.41	-12.75 to -13.48

	2021	289	13.66 to 13.18	3,871	1.85 to 1.00	2.18	9.98 to 9.05

Disciplined Value International Trust Series I(*)	2025	95	35.70 to 32.72	3,340	1.75 to 1.40	1.75	38.95 to 38.46

	2024	105	25.69 to 23.63	2,656	1.75 to 1.40	0.29	-1.78 to -2.13

	2023	120	26.16 to 24.15	3,086	1.75 to 1.40	1.71	18.30 to 17.89

	2022	140	22.11 to 20.48	3,075	1.75 to 1.40	3.51	-6.09 to -6.42

	2021	154	23.54 to 21.89	3,600	1.75 to 1.40	2.56	11.49 to 11.10

Disciplined Value International Trust Series II(*)	2025	141	35.20 to 26.54	5,287	1.85 to 1.00	1.60	39.20 to 38.03

	2024	163	25.50 to 19.06	4,403	1.85 to 1.00	0.13	-1.56 to -2.40

	2023	179	26.13 to 19.37	4,932	1.85 to 1.00	1.66	18.50 to 17.50

	2022	195	22.24 to 16.34	4,586	1.85 to 1.00	3.36	-5.93 to -6.72

	2021	217	23.84 to 17.37	5,459	1.85 to 1.00	2.36	11.74 to 10.79

Equity Income Trust Series I(*)	2025	190	108.74 to 56.72	18,734	1.75 to 1.40	2.44	12.80 to 12.41

	2024	210	96.40 to 50.46	18,273	1.75 to 1.40	1.61	10.11 to 9.72

	2023	240	87.55 to 45.99	18,808	1.75 to 1.40	1.86	7.87 to 7.50

	2022	266	81.16 to 42.78	19,463	1.75 to 1.40	1.76	-4.74 to -5.08

	2021	293	85.20 to 45.07	22,537	1.75 to 1.40	1.95	23.67 to 23.24

Equity Income Trust Series II(*)	2025	259	45.00 to 38.30	12,294	1.90 to 1.00	2.28	13.05 to 12.04

	2024	294	40.16 to 33.88	12,443	1.90 to 1.00	1.43	10.24 to 9.25

	2023	358	36.76 to 30.73	13,932	1.90 to 1.00	1.71	8.17 to 7.21

	2022	413	34.29 to 28.41	15,002	1.90 to 1.00	1.53	-4.59 to -5.45

	2021	481	36.27 to 29.77	18,460	1.90 to 1.00	1.71	23.97 to 22.86

63 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Financial Industries Trust Series I(*)	2025	18	$ 44.37 to $ 40.70	$ 766	1.75 % to 1.40%	1.19%	10.44 % to 10.06%

	2024	19	40.18 to 36.98	720	1.75 to 1.40	1.06	28.41 to 27.96

	2023	21	31.29 to 28.90	626	1.75 to 1.40	1.73	3.76 to 3.40

	2022	21	30.15 to 27.95	619	1.75 to 1.40	2.19	-14.87 to -15.16

	2021	25	35.42 to 32.94	865	1.75 to 1.40	0.86	27.90 to 27.45

Financial Industries Trust Series II(*)	2025	43	41.85 to 41.09	1,865	1.85 to 1.00	0.96	10.71 to 9.77

	2024	52	38.12 to 37.11	2,064	1.85 to 1.00	0.79	28.69 to 27.59

	2023	70	29.88 to 28.84	2,198	1.85 to 1.00	1.54	3.93 to 3.06

	2022	82	28.99 to 27.75	2,465	1.85 to 1.00	1.97	-14.69 to -15.41

	2021	93	34.27 to 32.52	3,314	1.85 to 1.00	0.84	28.09 to 27.01

Fundamental All Cap Core Trust Series II(*)	2025	48	86.38 to 39.50	4,469	1.85 to 1.00	0.20	3.53 to 2.65

	2024	61	84.15 to 38.15	5,432	1.85 to 1.00	0.00	22.68 to 21.64

	2023	77	69.18 to 31.10	5,690	1.85 to 1.00	0.19	33.76 to 32.63

	2022	86	52.16 to 23.25	4,750	1.85 to 1.00	0.01	-25.19 to -25.82

	2021	93	71.64 to 31.08	6,934	1.75 to 1.00	0.00	29.04 to 28.08

Fundamental Large Cap Value Trust Series I(*)	2025	348	61.61 to 40.74	22,832	1.75 to 1.00	1.05	14.78 to 13.92

	2024	389	54.08 to 35.49	22,321	1.75 to 1.00	0.31	15.81 to 14.94

	2023	439	47.05 to 30.65	21,825	1.75 to 1.00	1.00	22.23 to 21.32

	2022	475	38.79 to 25.08	19,620	1.75 to 1.00	1.06	-8.87 to -9.55

	2021	516	42.88 to 27.52	23,498	1.75 to 1.00	0.76	28.67 to 27.71

Fundamental Large Cap Value Trust Series II(*)	2025	342	58.86 to 35.56	20,065	1.85 to 1.00	0.83	14.56 to 13.59

	2024	404	51.82 to 31.04	20,925	1.85 to 1.00	0.14	15.57 to 14.58

	2023	483	45.22 to 26.86	21,733	1.85 to 1.00	0.82	22.00 to 20.97

	2022	546	37.38 to 22.02	20,230	1.85 to 1.00	0.86	-9.04 to -9.81

	2021	598	41.45 to 24.20	24,499	1.85 to 1.00	0.57	28.43 to 27.34

Global Equity Trust Series I(*)	2025	100	32.04 to 30.57	5,947	1.75 to 0.80	1.23	17.19 to 16.08

	2024	110	27.34 to 26.34	5,606	1.75 to 0.80	1.15	9.59 to 8.54

	2023	122	24.95 to 24.26	5,722	1.75 to 0.80	0.78	19.14 to 18.02

	2022	134	20.94 to 20.56	5,286	1.75 to 0.80	2.68	-15.51 to -16.31

	2021	141	24.78 to 24.57	6,607	1.75 to 0.80	0.00	20.34 to 19.20

Global Equity Trust Series II(*)	2025	98	32.73 to 22.65	3,359	1.90 to 1.00	1.01	16.74 to 15.69

	2024	120	28.29 to 19.40	3,560	1.90 to 1.00	0.98	9.17 to 8.19

	2023	137	26.15 to 17.77	3,744	1.90 to 1.00	0.60	18.62 to 17.57

	2022	152	22.25 to 14.98	3,555	1.90 to 1.00	2.43	-15.85 to -16.61

	2021	185	26.68 to 17.81	5,151	1.90 to 1.00	0.00	19.81 to 18.73

Health Sciences Trust Series I(*)	2025	26	126.78 to 116.29	3,129	1.75 to 1.40	0.00	17.83 to 17.42

	2024	27	107.59 to 99.03	2,801	1.75 to 1.40	0.00	0.35 to 0.00

	2023	31	107.22 to 99.04	3,181	1.75 to 1.40	0.00	2.81 to 2.45

	2022	32	104.29 to 96.67	3,224	1.75 to 1.40	0.00	-14.29 to -14.59

	2021	36	121.69 to 113.19	4,222	1.75 to 1.40	0.00	9.65 to 9.26

Health Sciences Trust Series II(*)	2025	46	118.85 to 55.54	5,356	1.90 to 1.00	0.00	18.04 to 16.98

	2024	54	101.60 to 47.05	5,315	1.90 to 1.00	0.00	0.60 to -0.31

	2023	64	101.92 to 46.77	6,434	1.90 to 1.00	0.00	2.98 to 2.06

	2022	73	99.85 to 45.42	7,209	1.90 to 1.00	0.00	-14.10 to -14.87

	2021	83	117.30 to 52.87	9,737	1.90 to 1.00	0.00	9.86 to 8.88

High Yield Trust Series I(*)	2025	37	28.10 to 19.24	1,066	1.75 to 0.80	7.33	6.60 to 5.59

	2024	40	26.62 to 18.05	1,096	1.75 to 0.80	7.11	8.07 to 7.04

	2023	42	24.86 to 16.70	1,068	1.75 to 0.80	2.61	12.15 to 11.09

	2022	44	22.38 to 14.89	1,014	1.75 to 0.80	5.88	-13.94 to -14.75

	2021	47	26.26 to 17.30	1,252	1.75 to 0.80	4.83	4.98 to 3.99

High Yield Trust Series II(*)	2025	86	31.34 to 19.39	2,477	1.85 to 1.00	6.71	6.18 to 5.28

	2024	100	29.77 to 18.26	2,758	1.85 to 1.00	6.48	7.62 to 6.71

	2023	113	27.90 to 16.96	2,919	1.85 to 1.00	2.28	11.58 to 10.64

	2022	117	25.22 to 15.20	2,761	1.85 to 1.00	5.33	-14.31 to -15.03

	2021	138	29.39 to 17.74	3,812	1.90 to 1.00	4.63	4.62 to 3.68

International Equity Index Series I(*)	2025	33	25.11 to 23.98	835	1.75 to 1.40	2.23	30.66 to 30.20

	2024	36	19.22 to 18.42	680	1.75 to 1.40	1.61	3.44 to 3.08

	2023	34	18.58 to 17.87	635	1.75 to 1.40	2.39	13.76 to 13.37

	2022	35	16.33 to 15.76	575	1.75 to 1.40	2.80	-17.42 to -17.71

	2021	38	19.78 to 19.15	743	1.75 to 1.40	2.71	6.10 to 5.73

International Equity Index Series II(*)	2025	129	25.15 to 23.05	3,099	1.85 to 1.00	1.91	30.95 to 29.84

	2024	165	19.21 to 17.75	3,047	1.85 to 1.00	1.30	3.57 to 2.68

	2023	193	18.54 to 17.29	3,449	1.85 to 1.00	2.24	14.03 to 13.07

	2022	194	16.26 to 15.29	3,073	1.85 to 1.00	2.55	-17.22 to -17.92

	2021	218	19.65 to 18.63	4,183	1.85 to 1.00	2.35	6.26 to 5.36

64 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

International Equity Index Series NAV(*)	2025	43	$ 20.46 to $ 18.81	$ 848	1.85 % to 1.40%	2.21%	30.73 % to 30.14%

	2024	50	15.65 to 14.45	752	1.85 to 1.40	1.65	3.43 to 2.96

	2023	57	15.13 to 14.04	829	1.85 to 1.40	2.45	13.82 to 13.31

	2022	65	13.29 to 12.39	834	1.85 to 1.40	2.89	-17.32 to -17.70

	2021	68	16.08 to 15.05	1,056	1.85 to 1.40	2.61	6.10 to 5.62

International Small Company Trust Series I(*)	2025	41	31.87 to 30.12	1,288	1.75 to 1.40	2.20	33.11 to 32.65

	2024	44	23.94 to 22.71	1,045	1.75 to 1.40	2.73	1.62 to 1.26

	2023	45	23.56 to 22.42	1,056	1.75 to 1.40	2.00	11.87 to 11.48

	2022	47	21.06 to 20.11	985	1.75 to 1.40	1.94	-19.31 to -19.59

	2021	51	26.10 to 25.01	1,346	1.75 to 1.40	1.25	12.14 to 11.75

International Small Company Trust Series II(*)	2025	53	29.42 to 28.69	1,588	1.85 to 1.00	1.85	33.33 to 32.21

	2024	70	22.06 to 21.70	1,601	1.85 to 1.00	2.41	1.78 to 0.91

	2023	89	21.68 to 21.50	1,997	1.85 to 1.00	1.74	12.21 to 11.26

	2022	100	19.33 to 19.32	2,020	1.85 to 1.00	1.67	-19.16 to -19.84

	2021	117	24.11 to 23.90	2,924	1.85 to 1.00	1.08	12.34 to 11.39

Investment Quality Bond Trust Series I(*)	2025	46	22.53 to 19.17	1,451	1.75 to 0.80	4.48	6.12 to 5.11

	2024	45	21.44 to 18.06	1,332	1.75 to 0.80	3.17	1.18 to 0.21

	2023	55	21.39 to 17.85	1,603	1.75 to 0.80	1.53	5.64 to 4.64

	2022	58	20.44 to 16.90	1,623	1.75 to 0.80	3.11	-15.55 to -16.35

	2021	62	24.44 to 20.01	2,064	1.75 to 0.80	1.99	-2.05 to -2.97

Investment Quality Bond Trust Series II(*)	2025	543	18.85 to 13.82	10,284	1.85 to 1.00	4.37	5.61 to 4.71

	2024	584	18.00 to 13.08	10,417	1.85 to 1.00	3.21	0.80 to -0.06

	2023	579	18.01 to 12.98	10,290	1.85 to 1.00	1.37	5.22 to 4.33

	2022	557	17.26 to 12.33	9,472	1.85 to 1.00	2.82	-15.90 to -16.61

	2021	650	20.70 to 14.67	13,283	1.85 to 1.00	1.81	-2.44 to -3.26

Lifestyle Balanced Portfolio Series I(*)	2025	271	23.99 to 21.39	6,088	1.75 to 0.80	3.07	13.20 to 12.13

	2024	295	21.20 to 19.08	5,882	1.75 to 0.80	2.37	7.65 to 6.62

	2023	320	19.69 to 17.89	5,965	1.75 to 0.80	2.29	12.84 to 11.78

	2022	338	17.45 to 16.01	5,608	1.75 to 0.80	2.46	-16.12 to -16.91

	2021	370	20.80 to 19.27	7,361	1.75 to 0.80	2.48	8.57 to 7.54

Lifestyle Balanced Portfolio Series II(*)	2025	10,200	24.73 to 23.31	230,099	2.00 to 0.35	2.57	13.41 to 11.56

	2024	11,709	21.80 to 20.89	235,719	2.00 to 0.35	2.15	7.99 to 6.21

	2023	13,148	20.19 to 19.67	247,639	2.00 to 0.35	2.03	13.10 to 11.26

	2022	14,554	17.85 to 17.68	245,069	2.00 to 0.35	2.27	-15.89 to -17.27

	2021	15,915	21.37 to 21.22	321,979	2.00 to 0.35	2.32	8.83 to 7.05

Lifestyle Conservative Portfolio Series I(*)	2025	107	18.09 to 16.13	1,782	1.75 to 0.80	3.69	9.18 to 8.15

	2024	120	16.57 to 14.92	1,840	1.75 to 0.80	2.96	3.59 to 2.60

	2023	134	16.00 to 14.54	1,993	1.75 to 0.80	2.77	8.25 to 7.23

	2022	141	14.78 to 13.56	1,982	1.75 to 0.80	2.75	-15.30 to -16.10

	2021	153	17.45 to 16.16	2,558	1.75 to 0.80	3.05	2.14 to 1.18

Lifestyle Conservative Portfolio Series II(*)	2025	1,987	18.64 to 16.37	33,081	2.00 to 0.35	3.15	9.44 to 7.65

	2024	2,378	17.03 to 15.20	36,637	2.00 to 0.35	2.79	3.85 to 2.13

	2023	2,710	16.40 to 14.89	40,659	2.00 to 0.35	2.48	8.52 to 6.75

	2022	3,042	15.11 to 13.95	42,568	2.00 to 0.35	2.55	-15.01 to -16.40

	2021	3,298	17.78 to 16.68	54,913	2.00 to 0.35	2.58	2.32 to 0.65

Lifestyle Growth Portfolio Series I(*)	2025	380	28.76 to 25.64	10,211	1.75 to 0.80	2.57	15.79 to 14.70

	2024	415	24.83 to 22.35	9,675	1.75 to 0.80	2.06	10.42 to 9.37

	2023	466	22.49 to 20.44	9,893	1.75 to 0.80	1.98	16.07 to 14.97

	2022	497	19.38 to 17.78	9,132	1.75 to 0.80	2.37	-16.75 to -17.54

	2021	530	23.28 to 21.56	11,775	1.75 to 0.80	2.36	13.16 to 12.09

Lifestyle Growth Portfolio Series II(*)	2025	19,644	29.65 to 29.26	537,739	2.00 to 0.35	2.16	16.10 to 14.21

	2024	22,084	25.62 to 25.54	525,631	2.00 to 0.35	1.86	10.77 to 8.95

	2023	24,961	23.51 to 23.05	541,353	2.00 to 0.35	1.74	16.26 to 14.36

	2022	27,200	20.56 to 19.83	513,128	2.00 to 0.35	2.13	-16.53 to -17.90

	2021	29,673	25.04 to 23.76	678,568	2.00 to 0.35	2.10	13.44 to 11.59

Lifestyle Growth Portfolio Series NAV(*)	2025	6	21.99 to 21.99	134	1.20 to 1.20	2.73	15.45 to 15.45

	2024	6	19.05 to 19.05	122	1.20 to 1.20	2.19	10.04 to 10.04

	2023	7	17.31 to 17.31	116	1.20 to 1.20	2.05	15.58 to 15.58

	2022	7	14.98 to 14.98	105	1.20 to 1.20	2.44	-16.99 to -16.99

	2021	7	18.05 to 18.05	133	1.20 to 1.20	2.39	12.77 to 12.77

Lifestyle Moderate Portfolio Series I(*)	2025	82	21.30 to 19.45	1,647	1.75 to 1.00	3.28	11.55 to 10.72

	2024	93	19.52 to 17.57	1,690	1.75 to 0.80	2.54	6.28 to 5.27

	2023	115	18.37 to 16.69	1,984	1.75 to 0.80	2.43	11.26 to 10.21

	2022	124	16.51 to 15.15	1,934	1.75 to 0.80	2.62	-15.86 to -16.65

	2021	135	19.62 to 18.17	2,532	1.75 to 0.80	2.67	6.39 to 5.39

65 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Moderate Portfolio Series II(*)	2025	3,146	$ 22.51 to $ 20.88	$ 64,030	2.00 % to 0.35%	2.78%	12.09 % to 10.26%

	2024	3,594	20.08 to 18.94	66,015	2.00 to 0.35	2.43	6.54 to 4.78

	2023	4,094	18.85 to 18.08	71,295	2.00 to 0.35	2.17	11.52 to 9.70

	2022	4,523	16.90 to 16.48	71,445	2.00 to 0.35	2.29	-15.63 to -17.01

	2021	5,166	20.03 to 19.86	98,041	2.00 to 0.35	2.42	6.65 to 4.91

Managed Volatility Balanced Portfolio Series I(*)	2025	112	27.43 to 25.56	3,595	1.75 to 0.80	2.68	8.84 to 7.81

	2024	130	25.44 to 23.48	3,935	1.75 to 0.80	2.34	8.48 to 7.44

	2023	169	23.68 to 21.65	4,698	1.75 to 0.80	2.38	11.10 to 10.06

	2022	180	21.52 to 19.48	4,519	1.75 to 0.80	2.43	-15.75 to -16.55

	2021	198	25.78 to 23.13	5,948	1.75 to 0.80	2.45	8.89 to 7.86

Managed Volatility Balanced Portfolio Series II(*)	2025	3,953	28.14 to 25.61	104,514	1.90 to 0.35	2.38	9.13 to 7.45

	2024	4,657	26.19 to 23.47	113,993	1.90 to 0.35	2.26	8.75 to 7.06

	2023	5,306	24.46 to 21.58	120,217	1.90 to 0.35	2.10	11.40 to 9.69

	2022	6,036	22.30 to 19.37	124,655	1.90 to 0.35	2.23	-15.51 to -16.81

	2021	6,676	26.81 to 22.93	165,504	1.90 to 0.35	2.26	9.16 to 7.48

Managed Volatility Conservative Portfolio Series I(*)	2025	19	23.39 to 20.52	521	1.75 to 0.80	3.69	7.97 to 6.95

	2024	20	21.87 to 19.00	532	1.75 to 0.80	3.12	2.77 to 1.79

	2023	28	21.48 to 18.49	754	1.75 to 0.80	2.93	4.63 to 3.64

	2022	32	20.73 to 17.67	849	1.75 to 0.80	2.55	-15.48 to -16.28

	2021	38	24.76 to 20.91	1,210	1.75 to 0.80	2.99	2.65 to 1.68

Managed Volatility Conservative Portfolio Series II(*)	2025	982	21.08 to 20.62	19,038	1.90 to 0.35	3.28	8.25 to 6.59

	2024	1,102	19.47 to 19.35	20,017	1.90 to 0.35	2.87	3.07 to 1.47

	2023	1,323	19.07 to 18.89	23,484	1.90 to 0.35	2.70	4.84 to 3.23

	2022	1,490	18.47 to 18.02	25,635	1.90 to 0.35	2.49	-15.23 to -16.53

	2021	1,663	22.13 to 21.26	34,213	1.90 to 0.35	2.75	2.95 to 1.36

Managed Volatility Growth Portfolio Series I(*)	2025	112	26.78 to 26.75	3,838	1.75 to 0.80	2.42	9.93 to 8.89

	2024	109	24.59 to 24.34	3,380	1.75 to 0.80	2.08	11.05 to 9.99

	2023	113	22.36 to 21.91	3,183	1.75 to 0.80	1.99	12.78 to 11.72

	2022	122	20.01 to 19.43	3,001	1.75 to 0.80	2.30	-15.54 to -16.33

	2021	133	23.92 to 23.00	3,850	1.75 to 0.80	2.21	11.92 to 10.87

Managed Volatility Growth Portfolio Series II(*)	2025	4,605	26.62 to 21.19	131,519	2.00 to 0.35	1.94	10.18 to 8.38

	2024	5,292	24.16 to 19.55	138,999	2.00 to 0.35	1.79	11.30 to 9.47

	2023	6,078	21.71 to 17.86	144,896	2.00 to 0.35	1.73	13.15 to 11.30

	2022	6,894	19.19 to 16.05	146,707	2.00 to 0.35	2.06	-15.32 to -16.71

	2021	7,440	22.66 to 19.26	189,439	2.00 to 0.35	1.96	12.18 to 10.35

Managed Volatility Moderate Portfolio Series I(*)	2025	34	27.66 to 25.47	1,257	1.75 to 0.80	3.13	8.38 to 7.36

	2024	37	25.77 to 23.50	1,289	1.75 to 0.80	2.20	7.30 to 6.27

	2023	56	24.25 to 21.90	1,771	1.75 to 0.80	2.56	9.77 to 8.73

	2022	74	22.30 to 19.95	2,034	1.75 to 0.80	2.57	-15.55 to -16.35

	2021	78	26.66 to 23.63	2,589	1.75 to 0.80	2.68	7.04 to 6.02

Managed Volatility Moderate Portfolio Series II(*)	2025	1,519	26.39 to 25.84	36,832	1.90 to 0.35	2.72	8.68 to 7.01

	2024	1,766	24.66 to 23.77	40,009	1.90 to 0.35	2.48	7.44 to 5.77

	2023	2,051	23.32 to 22.13	43,629	1.90 to 0.35	2.28	10.16 to 8.47

	2022	2,337	21.50 to 20.09	45,764	1.90 to 0.35	2.33	-15.39 to -16.69

	2021	2,656	25.81 to 23.74	61,983	1.90 to 0.35	2.47	7.38 to 5.73

Mid Cap Growth Trust Series I(*)	2025	93	68.61 to 56.04	6,579	1.75 to 0.80	0.00	5.27 to 4.27

	2024	99	65.80 to 53.24	6,693	1.75 to 0.80	0.00	24.14 to 22.96

	2023	109	53.52 to 42.88	6,001	1.75 to 0.80	0.00	17.76 to 16.66

	2022	118	45.88 to 36.42	5,523	1.75 to 0.80	0.00	-35.16 to -35.78

	2021	127	71.43 to 56.16	9,210	1.75 to 0.80	0.00	2.71 to 1.74

Mid Cap Growth Trust Series II(*)	2025	89	78.57 to 50.38	7,246	1.90 to 1.00	0.00	4.88 to 3.95

	2024	94	75.59 to 48.04	7,339	1.90 to 1.00	0.00	23.49 to 22.37

	2023	135	61.77 to 38.90	8,744	1.90 to 1.00	0.00	17.45 to 16.40

	2022	157	53.06 to 33.12	8,748	1.90 to 1.00	0.00	-35.42 to -36.00

	2021	162	82.91 to 51.28	14,000	1.90 to 1.00	0.00	2.27 to 1.36

Mid Cap Index Trust Series I(*)	2025	52	69.20 to 62.20	3,862	1.75 to 0.80	1.21	6.13 to 5.12

	2024	56	65.82 to 58.61	3,933	1.75 to 0.80	1.01	12.45 to 11.38

	2023	66	59.10 to 52.12	4,159	1.75 to 0.80	1.07	15.09 to 14.00

	2022	75	51.84 to 45.29	4,151	1.75 to 0.80	1.11	-14.12 to -14.93

	2021	78	60.94 to 52.74	5,066	1.75 to 0.80	0.88	23.22 to 22.06

Mid Cap Index Trust Series II(*)	2025	120	60.63 to 40.91	7,498	1.85 to 1.00	1.02	5.74 to 4.85

	2024	133	57.83 to 38.69	7,973	1.85 to 1.00	0.87	12.00 to 11.04

	2023	152	52.08 to 34.55	8,151	1.85 to 1.00	0.88	14.58 to 13.61

	2022	168	45.84 to 30.15	7,977	1.85 to 1.00	0.90	-14.44 to -15.17

	2021	191	54.03 to 35.24	10,557	1.85 to 1.00	0.66	22.72 to 21.69

66 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Mid Value Trust Series I(*)	2025	23	$ 62.83 to $ 58.44	$ 1,417	1.75 % to 1.40%	1.15%	4.38 % to 4.01%

	2024	25	60.19 to 56.19	1,489	1.75 to 1.40	0.34	14.62 to 14.21

	2023	30	52.52 to 49.20	1,534	1.75 to 1.40	1.12	16.87 to 16.47

	2022	32	44.94 to 42.24	1,408	1.75 to 1.40	0.84	-5.64 to -5.96

	2021	38	47.62 to 44.92	1,769	1.75 to 1.40	0.95	22.61 to 22.18

Mid Value Trust Series II(*)	2025	117	55.40 to 26.47	6,902	1.85 to 1.35	0.97	4.24 to 3.72

	2024	127	53.42 to 25.40	7,199	1.85 to 1.35	0.18	14.57 to 14.00

	2023	142	46.86 to 22.17	7,031	1.85 to 1.35	0.94	16.66 to 16.08

	2022	161	40.37 to 19.00	6,859	1.85 to 1.35	0.71	-5.80 to -6.27

	2021	160	43.06 to 20.17	7,234	1.85 to 1.35	0.79	22.43 to 21.82

Money Market Trust Series I(*)	2025	66	12.87 to 12.09	1,038	1.75 to 1.00	3.96	2.98 to 2.21

	2024	81	12.50 to 11.83	1,265	1.75 to 1.00	4.88	3.93 to 3.15

	2023	94	12.03 to 11.47	1,388	1.75 to 1.00	4.65	3.73 to 2.95

	2022	99	11.59 to 11.14	1,438	1.75 to 1.00	1.30	0.28 to -0.46

	2021	104	11.56 to 11.19	1,500	1.75 to 1.00	0.00	-0.99 to -1.73

Money Market Trust Series II(*)	2025	320	13.08 to 11.08	3,874	1.85 to 1.00	3.75	2.78 to 1.91

	2024	368	12.73 to 10.88	4,340	1.85 to 1.00	4.68	3.72 to 2.84

	2023	437	12.27 to 10.58	4,975	1.85 to 1.00	4.44	3.52 to 2.65

	2022	530	11.85 to 10.30	5,856	1.85 to 1.00	1.02	0.07 to -0.77

	2021	607	11.84 to 10.38	6,724	1.85 to 1.00	0.00	-0.99 to -1.83

Money Market Trust Series NAV(*)	2025	22	13.27 to 12.83	287	1.75 to 1.40	4.00	2.62 to 2.27

	2024	24	12.94 to 12.55	302	1.75 to 1.40	4.92	3.56 to 3.20

	2023	26	12.49 to 12.16	323	1.75 to 1.40	4.70	3.37 to 3.01

	2022	31	12.08 to 11.80	367	1.75 to 1.40	1.24	-0.06 to -0.41

	2021	44	12.09 to 11.85	530	1.75 to 1.40	0.00	-1.39 to -1.73

Opportunistic Fixed Income Trust Series I(*)	2025	30	41.69 to 24.98	1,212	1.75 to 1.40	6.27	7.98 to 7.61

	2024	27	38.61 to 23.21	1,009	1.75 to 1.40	3.16	-1.71 to -2.06

	2023	30	39.29 to 23.70	1,135	1.75 to 1.40	2.44	6.73 to 6.36

	2022	29	36.81 to 22.28	1,022	1.75 to 1.40	2.68	-12.35 to -12.66

	2021	31	42.00 to 25.51	1,251	1.75 to 1.40	2.70	-3.38 to -3.72

Opportunistic Fixed Income Trust Series II(*)	2025	199	21.94 to 13.52	4,157	1.90 to 1.00	6.00	8.11 to 7.15

	2024	214	20.48 to 12.51	4,165	1.90 to 1.00	3.07	-1.40 to -2.30

	2023	236	20.96 to 12.69	4,679	1.90 to 1.00	2.47	6.90 to 5.94

	2022	253	19.78 to 11.87	4,763	1.90 to 1.00	2.44	-12.15 to -12.93

	2021	285	22.72 to 13.51	6,160	1.90 to 1.00	2.61	-3.23 to -4.10

Real Estate Securities Trust Series I(*)	2025	12	77.30 to 69.46	934	1.75 to 1.40	1.85	-0.77 to -1.12

	2024	13	77.90 to 70.25	996	1.75 to 1.40	1.94	9.16 to 8.77

	2023	18	71.36 to 64.58	1,219	1.75 to 1.40	2.09	11.45 to 11.06

	2022	19	64.03 to 58.15	1,215	1.75 to 1.40	1.08	-29.50 to -29.75

	2021	20	90.83 to 82.78	1,775	1.75 to 1.40	1.48	44.75 to 44.24

Real Estate Securities Trust Series II(*)	2025	49	55.19 to 26.24	2,638	1.85 to 1.00	1.63	-0.60 to -1.44

	2024	57	56.00 to 26.39	3,130	1.85 to 1.00	1.93	9.39 to 8.45

	2023	64	51.64 to 24.13	3,219	1.85 to 1.00	1.92	11.68 to 10.74

	2022	71	46.63 to 21.61	3,255	1.85 to 1.00	0.81	-29.35 to -29.95

	2021	96	66.57 to 30.58	6,259	1.85 to 1.00	1.24	45.01 to 43.78

Science & Technology Trust Series I(*)	2025	106	144.18 to 47.42	11,771	1.75 to 1.40	0.00	21.87 to 21.44

	2024	117	118.31 to 39.05	10,683	1.75 to 1.40	0.00	35.97 to 35.49

	2023	130	87.01 to 28.82	8,932	1.75 to 1.40	0.00	52.54 to 52.01

	2022	135	57.04 to 18.96	6,114	1.75 to 1.40	0.00	-36.57 to -36.79

	2021	138	89.93 to 29.99	9,875	1.75 to 1.40	0.00	7.02 to 6.65

Science & Technology Trust Series II(*)	2025	81	136.89 to 114.54	11,447	1.90 to 1.00	0.00	22.06 to 20.97

	2024	99	113.16 to 93.84	11,717	1.90 to 1.00	0.00	36.20 to 34.97

	2023	111	83.84 to 68.90	9,645	1.90 to 1.00	0.00	52.84 to 51.47

	2022	121	55.35 to 45.08	6,901	1.90 to 1.00	0.00	-36.40 to -36.97

	2021	141	87.81 to 70.88	12,813	1.90 to 1.00	0.00	7.23 to 6.27

Select Bond Trust Series I(*)	2025	27	15.53 to 13.96	404	1.55 to 0.80	4.17	6.61 to 5.82

	2024	28	14.56 to 13.19	396	1.55 to 0.80	3.51	1.01 to 0.25

	2023	29	14.42 to 13.16	412	1.55 to 0.80	3.18	5.25 to 4.47

	2022	33	13.70 to 12.60	443	1.55 to 0.80	2.90	-14.88 to -15.52

	2021	36	16.09 to 14.91	571	1.55 to 0.80	2.84	-1.98 to -2.72

Select Bond Trust Series II(*)	2025	3,237	13.84 to 12.25	43,512	2.00 to 1.00	3.99	6.29 to 5.24

	2024	3,472	13.02 to 11.64	44,174	2.00 to 1.00	3.34	0.54 to -0.46

	2023	3,618	12.95 to 11.70	46,081	2.00 to 1.00	3.04	4.83 to 3.79

	2022	3,710	12.35 to 11.27	45,406	2.00 to 1.00	2.74	-15.23 to -16.07

	2021	3,830	14.57 to 13.43	55,384	2.00 to 1.00	2.59	-2.37 to -3.35

67 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Short Term Government Income Trust Series I(*)	2025	123	$ 12.10 to $ 11.45	$ 1,465	1.75 % to 1.40%	1.68%	3.67 % to 3.31%

	2024	161	11.67 to 11.09	1,848	1.75 to 1.40	0.83	1.22 to 0.87

	2023	158	11.53 to 10.99	1,788	1.75 to 1.40	1.59	2.47 to 2.12

	2022	169	11.25 to 10.76	1,883	1.75 to 1.40	1.45	-7.78 to -8.10

	2021	176	12.20 to 11.71	2,114	1.75 to 1.40	1.70	-2.96 to -3.29

Short Term Government Income Trust Series II(*)	2025	159	12.14 to 10.92	1,798	1.85 to 1.00	1.58	3.91 to 3.03

	2024	165	11.68 to 10.60	1,804	1.85 to 1.00	0.64	1.45 to 0.59

	2023	202	11.51 to 10.54	2,191	1.85 to 1.00	1.33	2.60 to 1.74

	2022	244	11.22 to 10.36	2,607	1.85 to 1.00	1.23	-7.60 to -8.38

	2021	359	12.15 to 11.31	4,168	1.85 to 1.00	1.42	-2.76 to -3.58

Small Cap Core Trust Series II(*)	2025 (e)	47	38.82 to 27.96	1,833	1.85 to 1.00	0.96	-1.12 to -1.95

	2024	48	39.59 to 28.27	1,922	1.85 to 1.00	0.54	4.68 to 3.78

	2023	54	38.15 to 27.01	2,078	1.85 to 1.00	0.21	12.72 to 11.76

	2022	56	34.13 to 23.96	1,945	1.85 to 1.00	0.66	-11.38 to -12.12

	2021	61	38.84 to 27.04	2,407	1.85 to 1.00	0.33	24.72 to 23.66

Small Cap Index Trust Series I(*)	2025	5	52.15 to 49.21	230	1.75 to 1.40	1.23	10.69 to 10.30

	2024	5	47.12 to 44.61	242	1.75 to 1.40	0.49	9.29 to 8.90

	2023	6	43.11 to 40.97	254	1.75 to 1.40	1.24	14.88 to 14.48

	2022	6	37.53 to 35.78	218	1.75 to 1.40	1.01	-21.75 to -22.03

	2021	6	47.96 to 45.89	274	1.75 to 1.40	0.60	12.90 to 12.50

Small Cap Index Trust Series II(*)	2025	85	47.35 to 24.56	4,321	1.85 to 1.15	1.08	10.84 to 10.07

	2024	104	43.02 to 22.43	4,810	1.85 to 1.00	0.28	9.49 to 8.56

	2023	114	39.63 to 20.49	4,831	1.85 to 1.00	1.03	15.07 to 14.10

	2022	117	34.73 to 17.80	4,298	1.85 to 1.00	0.79	-21.60 to -22.26

	2021	130	44.68 to 22.71	6,132	1.85 to 1.00	0.38	13.11 to 12.16

Small Cap Opportunities Trust Series I(*)	2025	39	70.63 to 65.24	2,741	1.75 to 1.40	1.01	7.67 to 7.29

	2024	41	65.60 to 60.81	2,691	1.75 to 1.40	0.54	7.06 to 6.68

	2023	45	61.28 to 57.00	2,741	1.75 to 1.40	0.40	16.41 to 16.01

	2022	46	52.64 to 49.13	2,412	1.75 to 1.40	0.50	-11.31 to -11.62

	2021	49	59.35 to 55.60	2,885	1.75 to 1.40	0.48	29.28 to 28.82

Small Cap Opportunities Trust Series II(*)	2025	61	61.19 to 39.02	4,014	1.85 to 1.00	0.78	7.86 to 6.94

	2024	81	57.21 to 36.18	4,967	1.85 to 1.00	0.36	7.29 to 6.37

	2023	105	53.79 to 33.72	6,022	1.85 to 1.00	0.22	16.66 to 15.67

	2022	116	46.50 to 28.90	5,767	1.85 to 1.00	0.31	-11.14 to -11.89

	2021	123	52.77 to 32.53	6,871	1.85 to 1.00	0.31	29.55 to 28.45

Small Cap Stock Trust Series II(*)	2025	32	53.18 to 40.77	1,771	1.90 to 1.00	0.00	11.38 to 10.38

	2024	34	48.18 to 36.60	1,677	1.90 to 1.00	0.00	10.17 to 9.18

	2023	37	44.13 to 33.22	1,671	1.90 to 1.00	0.00	14.74 to 13.71

	2022	56	38.80 to 28.96	2,178	1.90 to 1.00	0.00	-31.94 to -32.55

	2021	61	57.53 to 42.54	3,494	1.90 to 1.00	0.00	0.05 to -0.85

Small Company Value Trust Series I(*)	2025	26	68.34 to 67.24	1,795	1.75 to 1.40	0.51	5.63 to 5.26

	2024	28	64.70 to 63.88	1,793	1.75 to 1.40	0.54	8.65 to 8.27

	2023	31	59.55 to 59.00	1,848	1.75 to 1.40	0.27	11.91 to 11.52

	2022	33	53.21 to 52.91	1,764	1.75 to 1.40	0.00	-19.86 to -20.14

	2021	37	66.40 to 66.25	2,454	1.75 to 1.40	0.31	21.00 to 20.57

Small Company Value Trust Series II(*)	2025	76	49.64 to 32.41	4,106	1.85 to 1.00	0.34	5.94 to 5.04

	2024	85	47.26 to 30.59	4,368	1.85 to 1.00	0.41	8.78 to 7.85

	2023	99	43.82 to 28.13	4,715	1.85 to 1.00	0.09	12.25 to 11.31

	2022	111	39.37 to 25.06	4,741	1.85 to 1.00	0.00	-19.75 to -20.43

	2021	131	49.48 to 31.22	7,007	1.85 to 1.00	0.13	21.29 to 20.27

Strategic Income Opportunities Trust Series I(*)	2025	59	26.11 to 24.21	1,521	1.75 to 1.40	7.93	6.02 to 5.65

	2024	66	24.63 to 22.91	1,629	1.75 to 1.40	2.65	1.66 to 1.30

	2023	75	24.23 to 22.62	1,809	1.75 to 1.40	3.42	5.88 to 5.51

	2022	80	22.88 to 21.44	1,840	1.75 to 1.40	3.44	-11.31 to -11.62

	2021	86	25.80 to 24.25	2,243	1.75 to 1.40	3.34	-0.50 to -0.85

Strategic Income Opportunities Trust Series II(*)	2025	125	22.97 to 16.33	3,047	1.85 to 1.00	7.70	6.15 to 5.25

	2024	142	21.82 to 15.38	3,267	1.85 to 1.00	2.53	1.88 to 1.01

	2023	148	21.61 to 15.10	3,363	1.85 to 1.00	3.22	6.17 to 5.27

	2022	158	20.52 to 14.22	3,432	1.85 to 1.00	3.12	-11.19 to -11.94

	2021	182	23.31 to 16.01	4,487	1.85 to 1.00	3.07	-0.30 to -1.15

Total Bond Market Series Trust NAV(*)	2025	38	13.87 to 12.56	515	1.55 to 0.80	3.72	6.06 to 5.27

	2024	39	13.08 to 11.93	503	1.55 to 0.80	2.97	0.33 to -0.43

	2023	40	13.03 to 11.99	519	1.55 to 0.80	2.72	4.45 to 3.67

	2022	44	12.48 to 11.56	546	1.55 to 0.80	2.58	-14.05 to -14.69

	2021	49	14.52 to 13.55	701	1.55 to 0.80	2.34	-2.64 to -3.37

68 of 71

JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Total Bond Market Trust Series II(*)	2025	329	$ 13.02 to $ 11.60	$ 4,007	1.90 % to 1.00%	3.17%	5.61 % to 4.66%

	2024	442	12.33 to 11.09	5,156	1.90 to 1.00	2.83	-0.21 to -1.11

	2023	480	12.35 to 11.21	5,632	1.90 to 1.00	2.57	3.98 to 3.05

	2022	430	11.88 to 10.88	4,889	1.90 to 1.00	2.57	-14.44 to -15.20

	2021	444	13.88 to 12.83	5,935	1.90 to 1.00	2.41	-3.07 to -3.94

Total Stock Market Index Trust Series I(*)	2025	73	59.83 to 56.36	4,319	1.75 to 1.40	0.87	15.01 to 14.61

	2024	82	52.02 to 49.17	4,196	1.75 to 1.40	0.48	21.75 to 21.32

	2023	88	42.72 to 40.53	3,731	1.75 to 1.40	1.05	23.79 to 23.36

	2022	97	34.51 to 32.86	3,353	1.75 to 1.40	1.06	-21.51 to -21.79

	2021	102	43.97 to 42.01	4,461	1.75 to 1.40	1.07	22.72 to 22.29

Total Stock Market Index Trust Series II(*)	2025	94	69.57 to 36.67	6,933	1.85 to 1.35	0.68	14.87 to 14.29

	2024	109	60.87 to 31.92	6,948	1.85 to 1.35	0.32	21.56 to 20.95

	2023	119	50.33 to 26.26	6,269	1.85 to 1.35	0.89	23.58 to 22.96

	2022	125	40.93 to 21.25	5,370	1.85 to 1.35	0.86	-21.61 to -22.00

	2021	133	52.47 to 27.11	7,275	1.85 to 1.35	0.90	22.53 to 21.92

U.S. Growth Trust - Series I(*)	2025 (f)	200	75.61 to 69.23	14,940	1.75 to 1.40	0.00	18.92 to 18.51

	2024	224	63.58 to 58.42	14,060	1.75 to 1.40	0.00	28.98 to 28.52

	2023	249	49.29 to 45.45	12,140	1.75 to 1.40	0.00	50.73 to 50.21

	2022	275	32.70 to 30.26	8,939	1.75 to 1.40	0.00	-38.56 to -38.78

	2021	297	53.23 to 49.43	15,701	1.75 to 1.40	0.00	14.14 to 13.74

U.S. Growth Trust - Series II(*)	2025 (g)	97	103.33 to 88.08	10,452	1.85 to 1.00	0.00	19.35 to 18.34

	2024	108	87.32 to 73.80	9,863	1.85 to 1.00	0.00	29.23 to 28.13

	2023	128	68.15 to 57.10	9,112	1.85 to 1.00	0.00	51.00 to 49.73

	2022	145	45.51 to 37.82	6,843	1.85 to 1.00	0.00	-38.50 to -39.02

	2021	159	74.63 to 61.49	12,341	1.85 to 1.00	0.00	14.49 to 13.52

Ultra Short Term Bond Trust Series II(*)	2025	975	14.01 to 11.05	11,427	2.00 to 0.35	4.49	3.65 to 1.96

	2024	1,156	12.57 to 10.84	13,175	2.00 to 1.00	1.38	3.73 to 2.69

	2023	1,469	12.12 to 10.55	16,320	2.00 to 1.00	2.53	3.37 to 2.35

	2022	1,784	11.73 to 10.31	19,266	2.00 to 1.00	1.40	-2.03 to -3.00

	2021	1,440	11.97 to 10.63	15,993	2.00 to 1.00	1.58	-1.65 to -2.63

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JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

7. Unit Values (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. T he recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the vari able account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on April 28, 2025. Previously known as Small Cap Value Trust Series II.

(f) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series I.

(g) Renamed on May 1, 2025. Previously known as Capital Appreciation Trust Series II.

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JOHN HANCOCK LIFE INSURANCE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.00% of net assets of the sub-account depending on the type of contract. Annual contract charges of up to $30 per policy are made through redemption of units.

10. Operating Segments

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Head of US Insurance. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

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